UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY STUMM, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2024

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

ARK Transformational Innovation Fund

Class A: ADNAX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.35%

How did the Fund perform last year and what affected its performance?

The A Class of the Fund returned -6.15% (with sales charges) and -0.42% (without sales charges) for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56%.

• Overall market performance during the period was narrowly driven by megacap growth companies as interest rates remained higher for longer than anticipated, which hindered the Fund’s investment strategy of investing in transformational innovation companies.

• The Fund’s investments in the capital markets industry materially helped performance for the period. Conversely, its investments in the health care providers & services and health care equipment and supplies industries materially detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR
01/2017	$9,425	$10,000
01/2017	$9,500	$9,932
02/2017	$9,802	$10,326
03/2017	$10,141	$10,338
04/2017	$10,622	$10,444
05/2017	$11,894	$10,591
06/2017	$12,130	$10,657
07/2017	$12,385	$10,876
08/2017	$14,138	$10,910
09/2017	$14,090	$11,135
10/2017	$14,590	$11,395
11/2017	$15,533	$11,744
12/2017	$15,861	$11,875
01/2018	$17,003	$12,554
02/2018	$17,081	$12,092
03/2018	$16,017	$11,784
04/2018	$16,251	$11,830
05/2018	$17,775	$12,115
06/2018	$18,165	$12,189
07/2018	$18,029	$12,643
08/2018	$19,943	$13,055
09/2018	$18,966	$13,129
10/2018	$17,120	$12,232
11/2018	$17,745	$12,481
12/2018	$15,388	$11,354
01/2019	$17,538	$12,264
02/2019	$18,839	$12,658
03/2019	$18,933	$12,904
04/2019	$19,216	$13,426
05/2019	$16,688	$12,573
06/2019	$19,321	$13,459
07/2019	$19,583	$13,652
08/2019	$17,937	$13,436
09/2019	$17,370	$13,687
10/2019	$17,947	$13,984
11/2019	$20,244	$14,492
12/2019	$20,312	$14,929
01/2020	$21,157	$14,923
02/2020	$21,752	$13,695
03/2020	$18,795	$12,003
04/2020	$22,987	$13,542
05/2020	$26,010	$14,187
06/2020	$29,303	$14,469
07/2020	$33,246	$15,285
08/2020	$38,706	$16,384
09/2020	$37,460	$15,761
10/2020	$37,363	$15,342
11/2020	$45,552	$17,021
12/2020	$50,167	$17,676
01/2021	$54,351	$17,497
02/2021	$52,504	$17,980
03/2021	$48,341	$18,767
04/2021	$48,885	$19,769
05/2021	$45,298	$19,907
06/2021	$52,167	$20,371
07/2021	$48,287	$20,855
08/2021	$49,211	$21,490
09/2021	$45,113	$20,490
10/2021	$49,591	$21,926
11/2021	$43,081	$21,774
12/2021	$38,699	$22,750
01/2022	$30,883	$21,572
02/2022	$28,850	$20,926
03/2022	$27,230	$21,703
04/2022	$19,527	$19,811
05/2022	$18,291	$19,847
06/2022	$16,486	$18,209
07/2022	$18,277	$19,888
08/2022	$17,140	$19,077
09/2022	$15,477	$17,320
10/2022	$15,846	$18,722
11/2022	$15,520	$19,768
12/2022	$13,024	$18,629
01/2023	$16,622	$19,800
02/2023	$16,498	$19,317
03/2023	$16,856	$20,026
04/2023	$15,049	$20,339
05/2023	$16,872	$20,427
06/2023	$18,383	$21,777
07/2023	$21,000	$22,476
08/2023	$18,258	$22,118
09/2023	$16,513	$21,064
10/2023	$14,644	$20,621
11/2023	$19,193	$22,504
12/2023	$21,826	$23,527
01/2024	$18,944	$23,922
02/2024	$21,249	$25,199
03/2024	$20,766	$26,010
04/2024	$18,118	$24,948
05/2024	$17,682	$26,185
06/2024	$18,321	$27,124

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (1/27/17)
Class A without Sales Charge Footnote Reference1	(0.42)%	(1.07)%	9.36%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	(6.15)%	(2.24)%	8.49%
S&P 500® Index TR	24.56%	15.05%	14.39%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$191,692,975
# of Portfolio Holdings	33
Portfolio Turnover Rate	38%
Total Management Fees Paid	$2,331,958

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	13.6
Roku, Inc.	10.0
Coinbase Global, Inc.	9.2
ROBLOX Corp.	6.2
Block, Inc.	5.8
Robinhood Markets, Inc.	5.2
CRISPR Therapeutics AG	5.0
UiPath, Inc.	4.1
Palantir Technologies, Inc.	3.9
Shopify, Inc.	3.5

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	8.2

Sector Allocation - % Investments

Value	Value
Industrials	0.9
Consumer Discretionary	15.3
Financials	20.5
Information Technology	20.6
Health Care	20.8
Communication Services	21.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2024

Class A: ADNAX

ARK_A 0624

American Beacon

ARK Transformational Innovation Fund

Class C: ADNCX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	2.11%

How did the Fund perform last year and what affected its performance?

The C Class of the Fund returned -2.14% (with sales charges) and -1.14% (without sales charges) for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56%.

• Overall market performance during the period was narrowly driven by megacap growth companies as interest rates remained higher for longer than anticipated, which hindered the Fund’s investment strategy of investing in transformational innovation companies.

• The Fund’s investments in the capital markets industry materially helped performance for the period. Conversely, its investments in the health care providers & services and health care equipment and supplies industries materially detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,760	$10,338
04/2017	$11,270	$10,444
05/2017	$12,620	$10,591
06/2017	$12,870	$10,657
07/2017	$13,140	$10,876
08/2017	$15,000	$10,910
09/2017	$14,950	$11,135
10/2017	$15,480	$11,395
11/2017	$16,480	$11,744
12/2017	$16,828	$11,875
01/2018	$18,040	$12,554
02/2018	$18,123	$12,092
03/2018	$16,994	$11,784
04/2018	$17,243	$11,830
05/2018	$18,859	$12,115
06/2018	$19,274	$12,189
07/2018	$19,128	$12,643
08/2018	$21,159	$13,055
09/2018	$20,123	$13,129
10/2018	$18,165	$12,232
11/2018	$18,828	$12,481
12/2018	$16,327	$11,354
01/2019	$18,597	$12,264
02/2019	$19,966	$12,658
03/2019	$20,055	$12,904
04/2019	$20,333	$13,426
05/2019	$17,651	$12,573
06/2019	$20,422	$13,459
07/2019	$20,689	$13,652
08/2019	$18,942	$13,436
09/2019	$18,330	$13,687
10/2019	$18,931	$13,984
11/2019	$21,335	$14,492
12/2019	$21,387	$14,929
01/2020	$22,271	$14,923
02/2020	$22,879	$13,695
03/2020	$19,745	$12,003
04/2020	$24,153	$13,542
05/2020	$27,310	$14,187
06/2020	$30,743	$14,469
07/2020	$34,852	$15,285
08/2020	$40,558	$16,384
09/2020	$39,226	$15,761
10/2020	$39,100	$15,342
11/2020	$47,652	$17,021
12/2020	$52,439	$17,676
01/2021	$56,769	$17,497
02/2021	$54,823	$17,980
03/2021	$50,446	$18,767
04/2021	$50,976	$19,769
05/2021	$47,210	$19,907
06/2021	$54,316	$20,371
07/2021	$50,250	$20,855
08/2021	$51,172	$21,490
09/2021	$46,899	$20,490
10/2021	$51,506	$21,926
11/2021	$44,722	$21,774
12/2021	$40,139	$22,750
01/2022	$32,030	$21,572
02/2022	$29,887	$20,926
03/2022	$28,193	$21,703
04/2022	$20,204	$19,811
05/2022	$18,915	$19,847
06/2022	$17,042	$18,209
07/2022	$18,870	$19,888
08/2022	$17,686	$19,077
09/2022	$15,963	$17,320
10/2022	$16,337	$18,722
11/2022	$15,978	$19,768
12/2022	$13,405	$18,629
01/2023	$17,094	$19,800
02/2023	$16,946	$19,317
03/2023	$17,325	$20,026
04/2023	$15,447	$20,339
05/2023	$17,308	$20,427
06/2023	$18,840	$21,777
07/2023	$21,507	$22,476
08/2023	$18,691	$22,118
09/2023	$16,896	$21,064
10/2023	$14,986	$20,621
11/2023	$19,614	$22,504
12/2023	$22,298	$23,527
01/2024	$19,334	$23,922
02/2024	$21,672	$25,199
03/2024	$21,178	$26,010
04/2024	$18,461	$24,948
05/2024	$18,000	$26,185
06/2024	$18,642	$27,124

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (1/27/17)
Class C without Deferred Sales Charge Footnote Reference1	(1.14)%	(1.82)%	8.74%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	(2.14)%	(1.82)%	8.74%
S&P 500® Index TR	24.56%	15.05%	14.39%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$191,692,975
# of Portfolio Holdings	33
Portfolio Turnover Rate	38%
Total Management Fees Paid	$2,331,958

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	13.6
Roku, Inc.	10.0
Coinbase Global, Inc.	9.2
ROBLOX Corp.	6.2
Block, Inc.	5.8
Robinhood Markets, Inc.	5.2
CRISPR Therapeutics AG	5.0
UiPath, Inc.	4.1
Palantir Technologies, Inc.	3.9
Shopify, Inc.	3.5

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	8.2

Sector Allocation - % Investments

Value	Value
Industrials	0.9
Consumer Discretionary	15.3
Financials	20.5
Information Technology	20.6
Health Care	20.8
Communication Services	21.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2024

Class C: ADNCX

ARK_C 0624

American Beacon

ARK Transformational Innovation Fund

Investor Class: ADNPX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$133	1.33%

How did the Fund perform last year and what affected its performance?

The Investor Class of the Fund returned -0.34% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56%.

• Overall market performance during the period was narrowly driven by megacap growth companies as interest rates remained higher for longer than anticipated, which hindered the Fund’s investment strategy of investing in transformational innovation companies.

• The Fund’s investments in the capital markets industry materially helped performance for the period. Conversely, its investments in the health care providers & services and health care equipment and supplies industries materially detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,750	$10,338
04/2017	$11,260	$10,444
05/2017	$12,610	$10,591
06/2017	$12,850	$10,657
07/2017	$13,120	$10,876
08/2017	$14,970	$10,910
09/2017	$14,920	$11,135
10/2017	$15,430	$11,395
11/2017	$16,430	$11,744
12/2017	$16,768	$11,875
01/2018	$17,970	$12,554
02/2018	$18,053	$12,092
03/2018	$16,913	$11,784
04/2018	$17,172	$11,830
05/2018	$18,768	$12,115
06/2018	$19,182	$12,189
07/2018	$19,037	$12,643
08/2018	$21,037	$13,055
09/2018	$20,011	$13,129
10/2018	$18,053	$12,232
11/2018	$18,706	$12,481
12/2018	$16,214	$11,354
01/2019	$18,469	$12,264
02/2019	$19,850	$12,658
03/2019	$19,950	$12,904
04/2019	$20,237	$13,426
05/2019	$17,573	$12,573
06/2019	$20,348	$13,459
07/2019	$20,635	$13,652
08/2019	$18,889	$13,436
09/2019	$18,303	$13,687
10/2019	$18,911	$13,984
11/2019	$21,331	$14,492
12/2019	$21,391	$14,929
01/2020	$22,293	$14,923
02/2020	$22,909	$13,695
03/2020	$19,793	$12,003
04/2020	$24,222	$13,542
05/2020	$27,407	$14,187
06/2020	$30,877	$14,469
07/2020	$35,020	$15,285
08/2020	$40,785	$16,384
09/2020	$39,472	$15,761
10/2020	$39,369	$15,342
11/2020	$47,999	$17,021
12/2020	$52,873	$17,676
01/2021	$57,272	$17,497
02/2021	$55,336	$17,980
03/2021	$50,948	$18,767
04/2021	$51,521	$19,769
05/2021	$47,751	$19,907
06/2021	$54,969	$20,371
07/2021	$50,891	$20,855
08/2021	$51,864	$21,490
09/2021	$47,545	$20,490
10/2021	$52,265	$21,926
11/2021	$45,403	$21,774
12/2021	$40,786	$22,750
01/2022	$32,554	$21,572
02/2022	$30,399	$20,926
03/2022	$28,708	$21,703
04/2022	$20,580	$19,811
05/2022	$19,293	$19,847
06/2022	$17,392	$18,209
07/2022	$19,263	$19,888
08/2022	$18,081	$19,077
09/2022	$16,329	$17,320
10/2022	$16,734	$18,722
11/2022	$16,374	$19,768
12/2022	$13,762	$18,629
01/2023	$17,552	$19,800
02/2023	$17,420	$19,317
03/2023	$17,814	$20,026
04/2023	$15,878	$20,339
05/2023	$17,814	$20,427
06/2023	$19,389	$21,777
07/2023	$22,161	$22,476
08/2023	$19,274	$22,118
09/2023	$17,420	$21,064
10/2023	$15,468	$20,621
11/2023	$20,258	$22,504
12/2023	$23,047	$23,527
01/2024	$19,996	$23,922
02/2024	$22,423	$25,199
03/2024	$21,915	$26,010
04/2024	$19,126	$24,948
05/2024	$18,667	$26,185
06/2024	$19,340	$27,124

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (1/27/17)
Investor Class Footnote Reference1	(0.34)%	(1.03)%	9.28%
S&P 500® Index TR	24.56%	15.05%	14.39%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$191,692,975
# of Portfolio Holdings	33
Portfolio Turnover Rate	38%
Total Management Fees Paid	$2,331,958

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	13.6
Roku, Inc.	10.0
Coinbase Global, Inc.	9.2
ROBLOX Corp.	6.2
Block, Inc.	5.8
Robinhood Markets, Inc.	5.2
CRISPR Therapeutics AG	5.0
UiPath, Inc.	4.1
Palantir Technologies, Inc.	3.9
Shopify, Inc.	3.5

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	8.2

Sector Allocation - % Investments

Value	Value
Industrials	0.9
Consumer Discretionary	15.3
Financials	20.5
Information Technology	20.6
Health Care	20.8
Communication Services	21.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2024

Investor Class: ADNPX

ARK_Investor 0624

American Beacon

ARK Transformational Innovation Fund

Class R5: ADNIX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$100	1.00%

How did the Fund perform last year and what affected its performance?

The R5 Class of the Fund returned -0.08% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56%.

• Overall market performance during the period was narrowly driven by megacap growth companies as interest rates remained higher for longer than anticipated, which hindered the Fund’s investment strategy of investing in transformational innovation companies.

• The Fund’s investments in the capital markets industry materially helped performance for the period. Conversely, its investments in the health care providers & services and health care equipment and supplies industries materially detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR
01/2017	$250,000	$250,000
01/2017	$252,000	$248,289
02/2017	$260,000	$258,148
03/2017	$269,000	$258,449
04/2017	$281,750	$261,103
05/2017	$315,500	$264,778
06/2017	$321,750	$266,431
07/2017	$328,500	$271,909
08/2017	$375,000	$272,742
09/2017	$373,750	$278,368
10/2017	$387,000	$284,863
11/2017	$412,000	$293,600
12/2017	$420,702	$296,864
01/2018	$451,011	$313,861
02/2018	$453,084	$302,293
03/2018	$424,847	$294,611
04/2018	$431,064	$295,741
05/2018	$471,476	$302,863
06/2018	$481,838	$304,727
07/2018	$478,212	$316,068
08/2018	$528,986	$326,367
09/2018	$503,081	$328,224
10/2018	$454,120	$305,790
11/2018	$470,699	$312,022
12/2018	$408,171	$283,849
01/2019	$465,061	$306,595
02/2019	$499,857	$316,440
03/2019	$502,619	$322,589
04/2019	$510,075	$335,650
05/2019	$442,967	$314,320
06/2019	$513,389	$336,472
07/2019	$520,570	$341,308
08/2019	$476,659	$335,902
09/2019	$462,023	$342,187
10/2019	$477,488	$349,598
11/2019	$538,796	$362,288
12/2019	$540,571	$373,223
01/2020	$563,380	$373,076
02/2020	$579,346	$342,365
03/2020	$500,655	$300,079
04/2020	$612,704	$338,547
05/2020	$693,390	$354,671
06/2020	$781,490	$361,725
07/2020	$886,696	$382,120
08/2020	$1,032,958	$409,588
09/2020	$1,000,170	$394,025
10/2020	$997,604	$383,546
11/2020	$1,216,854	$425,530
12/2020	$1,340,451	$441,891
01/2021	$1,452,728	$437,430
02/2021	$1,403,750	$449,492
03/2021	$1,292,905	$469,178
04/2021	$1,307,799	$494,217
05/2021	$1,212,421	$497,669
06/2021	$1,396,303	$509,287
07/2021	$1,292,905	$521,385
08/2021	$1,317,823	$537,238
09/2021	$1,208,697	$512,251
10/2021	$1,328,707	$548,141
11/2021	$1,154,850	$544,343
12/2021	$1,037,513	$568,738
01/2022	$828,361	$539,307
02/2022	$774,011	$523,160
03/2022	$730,907	$542,585
04/2022	$524,004	$495,270
05/2022	$491,394	$496,179
06/2022	$443,042	$455,222
07/2022	$491,394	$497,196
08/2022	$461,033	$476,919
09/2022	$416,429	$432,996
10/2022	$426,924	$468,052
11/2022	$417,929	$494,208
12/2022	$351,398	$465,735
01/2023	$448,166	$494,999
02/2023	$444,886	$482,921
03/2023	$455,137	$500,651
04/2023	$405,933	$508,466
05/2023	$455,137	$510,676
06/2023	$496,140	$544,419
07/2023	$566,666	$561,908
08/2023	$493,270	$552,962
09/2023	$446,116	$526,598
10/2023	$395,682	$515,525
11/2023	$518,692	$562,606
12/2023	$590,038	$588,165
01/2024	$512,541	$598,049
02/2024	$574,456	$629,982
03/2024	$561,745	$650,251
04/2024	$490,400	$623,692
05/2024	$478,509	$654,618
06/2024	$495,730	$678,107

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (1/27/17)
Class R5 Footnote Reference1	(0.08)%	(0.70)%	9.66%
S&P 500® Index TR	24.56%	15.05%	14.39%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$191,692,975
# of Portfolio Holdings	33
Portfolio Turnover Rate	38%
Total Management Fees Paid	$2,331,958

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	13.6
Roku, Inc.	10.0
Coinbase Global, Inc.	9.2
ROBLOX Corp.	6.2
Block, Inc.	5.8
Robinhood Markets, Inc.	5.2
CRISPR Therapeutics AG	5.0
UiPath, Inc.	4.1
Palantir Technologies, Inc.	3.9
Shopify, Inc.	3.5

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	8.2

Sector Allocation - % Investments

Value	Value
Industrials	0.9
Consumer Discretionary	15.3
Financials	20.5
Information Technology	20.6
Health Care	20.8
Communication Services	21.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2024

Class R5: ADNIX

ARK_R5 0624

American Beacon

ARK Transformational Innovation Fund

Class R6: ADNRX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$100	1.00%

How did the Fund perform last year and what affected its performance?

The R6 Class of the Fund returned 0.00% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56%.

• Overall market performance during the period was narrowly driven by megacap growth companies as interest rates remained higher for longer than anticipated, which hindered the Fund’s investment strategy of investing in transformational innovation companies.

• The Fund’s investments in the capital markets industry materially helped performance for the period. Conversely, its investments in the health care providers & services and health care equipment and supplies industries materially detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,760	$10,338
04/2017	$11,270	$10,444
05/2017	$12,620	$10,591
06/2017	$12,870	$10,657
07/2017	$13,140	$10,876
08/2017	$15,000	$10,910
09/2017	$14,950	$11,135
10/2017	$15,480	$11,395
11/2017	$16,480	$11,744
12/2017	$16,828	$11,875
01/2018	$18,040	$12,554
02/2018	$18,123	$12,092
03/2018	$16,994	$11,784
04/2018	$17,243	$11,830
05/2018	$18,859	$12,115
06/2018	$19,274	$12,189
07/2018	$19,128	$12,643
08/2018	$21,159	$13,055
09/2018	$20,123	$13,129
10/2018	$18,165	$12,232
11/2018	$18,828	$12,481
12/2018	$16,327	$11,354
01/2019	$18,602	$12,264
02/2019	$19,994	$12,658
03/2019	$20,105	$12,904
04/2019	$20,403	$13,426
05/2019	$17,719	$12,573
06/2019	$20,536	$13,459
07/2019	$20,823	$13,652
08/2019	$19,066	$13,436
09/2019	$18,481	$13,687
10/2019	$19,100	$13,984
11/2019	$21,552	$14,492
12/2019	$21,623	$14,929
01/2020	$22,535	$14,923
02/2020	$23,174	$13,695
03/2020	$20,026	$12,003
04/2020	$24,508	$13,542
05/2020	$27,736	$14,187
06/2020	$31,260	$14,469
07/2020	$35,468	$15,285
08/2020	$41,318	$16,384
09/2020	$40,007	$15,761
10/2020	$39,904	$15,342
11/2020	$48,583	$17,021
12/2020	$53,508	$17,676
01/2021	$57,965	$17,497
02/2021	$56,040	$17,980
03/2021	$51,618	$18,767
04/2021	$52,214	$19,769
05/2021	$48,411	$19,907
06/2021	$55,754	$20,371
07/2021	$51,618	$20,855
08/2021	$52,626	$21,490
09/2021	$48,273	$20,490
10/2021	$53,073	$21,926
11/2021	$46,120	$21,774
12/2021	$41,428	$22,750
01/2022	$33,089	$21,572
02/2022	$30,914	$20,926
03/2022	$29,189	$21,703
04/2022	$20,939	$19,811
05/2022	$19,634	$19,847
06/2022	$17,699	$18,209
07/2022	$19,619	$19,888
08/2022	$18,404	$19,077
09/2022	$16,634	$17,320
10/2022	$17,039	$18,722
11/2022	$16,694	$19,768
12/2022	$14,032	$18,629
01/2023	$17,905	$19,800
02/2023	$17,774	$19,317
03/2023	$18,184	$20,026
04/2023	$16,215	$20,339
05/2023	$18,184	$20,427
06/2023	$19,809	$21,777
07/2023	$22,632	$22,476
08/2023	$19,694	$22,118
09/2023	$17,807	$21,064
10/2023	$15,804	$20,621
11/2023	$20,711	$22,504
12/2023	$23,567	$23,527
01/2024	$20,465	$23,922
02/2024	$22,943	$25,199
03/2024	$22,435	$26,010
04/2024	$19,579	$24,948
05/2024	$19,120	$26,185
06/2024	$19,809	$27,124

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (1/27/17)
R6 Class Footnote Reference1	0.00%	(0.72)%	9.65%
S&P 500® Index TR	24.56%	15.05%	14.39%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$191,692,975
# of Portfolio Holdings	33
Portfolio Turnover Rate	38%
Total Management Fees Paid	$2,331,958

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	13.6
Roku, Inc.	10.0
Coinbase Global, Inc.	9.2
ROBLOX Corp.	6.2
Block, Inc.	5.8
Robinhood Markets, Inc.	5.2
CRISPR Therapeutics AG	5.0
UiPath, Inc.	4.1
Palantir Technologies, Inc.	3.9
Shopify, Inc.	3.5

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	8.2

Sector Allocation - % Investments

Value	Value
Industrials	0.9
Consumer Discretionary	15.3
Financials	20.5
Information Technology	20.6
Health Care	20.8
Communication Services	21.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2024

Class R6: ADNRX

ARK_R6 0624

American Beacon

ARK Transformational Innovation Fund

Class Y: ADNYX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$109	1.09%

How did the Fund perform last year and what affected its performance?

The Y Class of the Fund returned -0.17% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56%.

• Overall market performance during the period was narrowly driven by megacap growth companies as interest rates remained higher for longer than anticipated, which hindered the Fund’s investment strategy of investing in transformational innovation companies.

• The Fund’s investments in the capital markets industry materially helped performance for the period. Conversely, its investments in the health care providers & services and health care equipment and supplies industries materially detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Y	S&P 500® Index TR
01/2017	$100,000	$100,000
01/2017	$100,800	$99,316
02/2017	$104,000	$103,259
03/2017	$107,600	$103,380
04/2017	$112,700	$104,441
05/2017	$126,200	$105,911
06/2017	$128,700	$106,572
07/2017	$131,300	$108,764
08/2017	$149,900	$109,097
09/2017	$149,400	$111,347
10/2017	$154,600	$113,945
11/2017	$164,600	$117,440
12/2017	$168,081	$118,746
01/2018	$180,205	$125,544
02/2018	$181,034	$120,917
03/2018	$169,635	$117,844
04/2018	$172,226	$118,297
05/2018	$188,288	$121,145
06/2018	$192,433	$121,891
07/2018	$190,982	$126,427
08/2018	$211,189	$130,547
09/2018	$200,930	$131,290
10/2018	$181,345	$122,316
11/2018	$187,977	$124,809
12/2018	$162,965	$113,540
01/2019	$185,614	$122,638
02/2019	$199,535	$126,576
03/2019	$200,530	$129,035
04/2019	$203,513	$134,260
05/2019	$176,775	$125,728
06/2019	$204,728	$134,589
07/2019	$207,601	$136,523
08/2019	$190,254	$134,361
09/2019	$184,288	$136,875
10/2019	$190,475	$139,839
11/2019	$214,893	$144,915
12/2019	$215,602	$149,289
01/2020	$224,614	$149,231
02/2020	$231,002	$136,946
03/2020	$199,632	$120,031
04/2020	$244,235	$135,419
05/2020	$276,404	$141,868
06/2020	$311,539	$144,690
07/2020	$353,519	$152,848
08/2020	$411,697	$163,835
09/2020	$398,579	$157,610
10/2020	$397,552	$153,418
11/2020	$484,934	$170,212
12/2020	$534,140	$176,757
01/2021	$578,823	$174,972
02/2021	$559,231	$179,797
03/2021	$515,006	$187,671
04/2021	$520,964	$197,687
05/2021	$482,925	$199,068
06/2021	$556,023	$203,715
07/2021	$514,777	$208,554
08/2021	$524,745	$214,895
09/2021	$481,207	$204,901
10/2021	$529,098	$219,256
11/2021	$459,667	$217,737
12/2021	$412,982	$227,495
01/2022	$329,786	$215,723
02/2022	$308,050	$209,264
03/2022	$290,812	$217,034
04/2022	$208,665	$198,108
05/2022	$195,623	$198,472
06/2022	$176,286	$182,089
07/2022	$195,473	$198,878
08/2022	$183,331	$190,768
09/2022	$165,643	$173,198
10/2022	$169,690	$187,221
11/2022	$166,242	$197,683
12/2022	$139,620	$186,294
01/2023	$178,340	$197,999
02/2023	$176,863	$193,168
03/2023	$180,965	$200,260
04/2023	$161,441	$203,386
05/2023	$180,965	$204,270
06/2023	$197,207	$217,767
07/2023	$225,263	$224,763
08/2023	$195,895	$221,185
09/2023	$177,191	$210,639
10/2023	$157,339	$206,210
11/2023	$206,067	$225,042
12/2023	$234,450	$235,266
01/2024	$203,606	$239,220
02/2024	$228,216	$251,993
03/2024	$223,294	$260,101
04/2024	$194,746	$249,477
05/2024	$190,153	$261,847
06/2024	$197,043	$271,243

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (1/27/17)
Class Y Footnote Reference1	(0.17)%	(0.78)%	9.56%
S&P 500® Index TR	24.56%	15.05%	14.39%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$191,692,975
# of Portfolio Holdings	33
Portfolio Turnover Rate	38%
Total Management Fees Paid	$2,331,958

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	13.6
Roku, Inc.	10.0
Coinbase Global, Inc.	9.2
ROBLOX Corp.	6.2
Block, Inc.	5.8
Robinhood Markets, Inc.	5.2
CRISPR Therapeutics AG	5.0
UiPath, Inc.	4.1
Palantir Technologies, Inc.	3.9
Shopify, Inc.	3.5

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	8.2

Sector Allocation - % Investments

Value	Value
Industrials	0.9
Consumer Discretionary	15.3
Financials	20.5
Information Technology	20.6
Health Care	20.8
Communication Services	21.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2024

Class Y: ADNYX

ARK_Y 0624

American Beacon

Shapiro Equity Opportunities Fund

Class A: SHXAX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.08%

How did the Fund perform last year and what affected its performance?

The A Class of the Fund returned 6.58% (with sales charges) and 13.05% (without sales charges) for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 3000 Value Index return of 12.93%.

• Over the trailing twelve months the market environment has been mixed for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• Stocks held in the Fund with exposure to the Artificial Intelligence theme have benefited performance significantly.

• The Fund’s investments in smaller market cap stocks where the sub-advisor sees long-term intrinsic value opportunities have been challenged by the higher interest rate environment.

• The Fund’s performance was mainly driven by the sub-advisor’s securities selection decisions in the Information Technology and the Communication Services sectors, which contributed positively to performance, while securities selection in the Industrials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 3000 Index since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from September 12, 2017 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	Russell 3000® Value Index	S&P 500® Index TR
09/2017	$9,425	$10,000	$10,000
09/2017	$9,689	$10,201	$10,101
10/2017	$9,736	$10,270	$10,336
11/2017	$9,877	$10,583	$10,653
12/2017	$10,129	$10,718	$10,772
01/2018	$10,487	$11,112	$11,388
02/2018	$10,025	$10,580	$10,969
03/2018	$9,723	$10,416	$10,690
04/2018	$10,100	$10,461	$10,731
05/2018	$10,346	$10,565	$10,989
06/2018	$10,629	$10,594	$11,057
07/2018	$11,120	$10,996	$11,468
08/2018	$11,148	$11,166	$11,842
09/2018	$11,280	$11,165	$11,910
10/2018	$10,412	$10,556	$11,096
11/2018	$10,544	$10,861	$11,322
12/2018	$9,147	$9,799	$10,299
01/2019	$10,266	$10,583	$11,125
02/2019	$10,616	$10,926	$11,482
03/2019	$10,499	$10,969	$11,705
04/2019	$10,927	$11,359	$12,179
05/2019	$9,925	$10,616	$11,405
06/2019	$10,898	$11,372	$12,209
07/2019	$11,083	$11,461	$12,384
08/2019	$10,314	$11,104	$12,188
09/2019	$10,655	$11,511	$12,416
10/2019	$10,781	$11,680	$12,685
11/2019	$11,219	$12,035	$13,146
12/2019	$11,850	$12,372	$13,542
01/2020	$11,195	$12,079	$13,537
02/2020	$10,008	$10,909	$12,423
03/2020	$7,736	$8,992	$10,888
04/2020	$8,923	$10,009	$12,284
05/2020	$9,496	$10,348	$12,869
06/2020	$9,568	$10,300	$13,125
07/2020	$10,264	$10,697	$13,865
08/2020	$11,308	$11,146	$14,862
09/2020	$11,011	$10,859	$14,297
10/2020	$11,113	$10,746	$13,917
11/2020	$13,088	$12,228	$15,440
12/2020	$14,075	$12,728	$16,034
01/2021	$14,514	$12,662	$15,872
02/2021	$15,371	$13,456	$16,310
03/2021	$16,416	$14,241	$17,024
04/2021	$16,823	$14,791	$17,933
05/2021	$17,492	$15,144	$18,058
06/2021	$17,304	$14,976	$18,479
07/2021	$16,698	$15,052	$18,918
08/2021	$16,687	$15,357	$19,494
09/2021	$16,186	$14,837	$18,587
10/2021	$16,740	$15,578	$19,889
11/2021	$16,583	$15,031	$19,751
12/2021	$17,457	$15,957	$20,637
01/2022	$17,009	$15,549	$19,569
02/2022	$17,065	$15,396	$18,983
03/2022	$16,853	$15,822	$19,688
04/2022	$15,857	$14,908	$17,971
05/2022	$16,114	$15,197	$18,004
06/2022	$14,223	$13,859	$16,518
07/2022	$15,342	$14,803	$18,041
08/2022	$14,738	$14,361	$17,305
09/2022	$12,880	$13,089	$15,711
10/2022	$14,335	$14,449	$16,983
11/2022	$15,297	$15,324	$17,932
12/2022	$14,156	$14,683	$16,899
01/2023	$16,043	$15,481	$17,961
02/2023	$15,373	$14,947	$17,523
03/2023	$15,142	$14,817	$18,166
04/2023	$15,057	$15,007	$18,450
05/2023	$14,290	$14,444	$18,530
06/2023	$15,032	$15,414	$19,754
07/2023	$15,519	$15,992	$20,389
08/2023	$14,898	$15,540	$20,064
09/2023	$14,168	$14,928	$19,108
10/2023	$13,097	$14,380	$18,706
11/2023	$14,448	$15,477	$20,414
12/2023	$15,928	$16,395	$21,342
01/2024	$15,940	$16,366	$21,700
02/2024	$16,454	$16,966	$22,859
03/2024	$17,680	$17,808	$23,594
04/2024	$16,736	$17,026	$22,631
05/2024	$17,324	$17,580	$23,753
06/2024	$16,994	$17,407	$24,605

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (9/12/17)
Class A without Sales Charge Footnote Reference1	13.05%	9.29%	9.06%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	6.58%	8.01%	8.11%
Russell 3000® Value Index	12.93%	8.89%	8.50%
S&P 500® Index TR	24.56%	15.05%	14.16%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$132,330,417
# of Portfolio Holdings	24
Portfolio Turnover Rate	59%
Total Management Fees Paid	$1,365,422

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Lions Gate Entertainment Corp.	5.3
Zimmer Biomet Holdings, Inc.	5.0
Berkshire Hathaway, Inc.	5.0
Mohawk Industries, Inc.	4.9
Alphabet, Inc.	4.9
Walt Disney Co.	4.9
Bank of America Corp.	4.8
Nasdaq, Inc.	4.8
Baxter International, Inc.	4.8
L3Harris Technologies, Inc.	4.7

Asset Allocation - % Investments

Value	Value
Common Stocks	100.0

Sector Allocation - % Equities

Value	Value
Energy	3.6
Materials	7.6
Information Technology	11.4
Industrials	14.2
Financials	15.0
Communication Services	15.6
Consumer Discretionary	15.8
Health Care	16.8

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective November 1, 2023, the contractual expense limitation for the A Class was reduced from 1.12% to 1.06% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Shapiro Equity Opportunities Fund

Annual Shareholder Report - June 30, 2024

Class A: SHXAX

Shapiro EO_A 0624

American Beacon

Shapiro Equity Opportunities Fund

Class C: SHXCX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.83%

How did the Fund perform last year and what affected its performance?

The C Class of the Fund returned 11.20% (with sales charges) and 12.20% (without sales charges) for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 3000 Value Index return of 12.93%.

• Over the trailing twelve months the market environment has been mixed for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• Stocks held in the Fund with exposure to the Artificial Intelligence theme have benefited performance significantly.

• The Fund’s investments in smaller market cap stocks where the sub-advisor sees long-term intrinsic value opportunities have been challenged by the higher interest rate environment.

• The Fund’s performance was mainly driven by the sub-advisor’s securities selection decisions in the Information Technology and the Communication Services sectors, which contributed positively to performance, while securities selection in the Industrials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 3000 Index since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from September 12, 2017 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	Russell 3000® Value Index	S&P 500® Index TR
09/2017	$10,000	$10,000	$10,000
09/2017	$10,280	$10,201	$10,101
10/2017	$10,330	$10,270	$10,336
11/2017	$10,480	$10,583	$10,653
12/2017	$10,747	$10,718	$10,772
01/2018	$11,127	$11,112	$11,388
02/2018	$10,636	$10,580	$10,969
03/2018	$10,316	$10,416	$10,690
04/2018	$10,717	$10,461	$10,731
05/2018	$10,977	$10,565	$10,989
06/2018	$11,277	$10,594	$11,057
07/2018	$11,798	$10,996	$11,468
08/2018	$11,828	$11,166	$11,842
09/2018	$11,969	$11,165	$11,910
10/2018	$11,047	$10,556	$11,096
11/2018	$11,187	$10,861	$11,322
12/2018	$9,704	$9,799	$10,299
01/2019	$10,892	$10,583	$11,125
02/2019	$11,263	$10,926	$11,482
03/2019	$11,139	$10,969	$11,705
04/2019	$11,594	$11,359	$12,179
05/2019	$10,530	$10,616	$11,405
06/2019	$11,563	$11,372	$12,209
07/2019	$11,759	$11,461	$12,384
08/2019	$10,943	$11,104	$12,188
09/2019	$11,305	$11,511	$12,416
10/2019	$11,439	$11,680	$12,685
11/2019	$11,903	$12,035	$13,146
12/2019	$12,573	$12,372	$13,542
01/2020	$11,878	$12,079	$13,537
02/2020	$10,618	$10,909	$12,423
03/2020	$8,208	$8,992	$10,888
04/2020	$9,468	$10,009	$12,284
05/2020	$10,076	$10,348	$12,869
06/2020	$10,152	$10,300	$13,125
07/2020	$10,890	$10,697	$13,865
08/2020	$11,997	$11,146	$14,862
09/2020	$11,682	$10,859	$14,297
10/2020	$11,791	$10,746	$13,917
11/2020	$13,886	$12,228	$15,440
12/2020	$14,934	$12,728	$16,034
01/2021	$15,399	$12,662	$15,872
02/2021	$16,308	$13,456	$16,310
03/2021	$17,417	$14,241	$17,024
04/2021	$17,849	$14,791	$17,933
05/2021	$18,559	$15,144	$18,058
06/2021	$18,359	$14,976	$18,479
07/2021	$17,716	$15,052	$18,918
08/2021	$17,705	$15,357	$19,494
09/2021	$17,173	$14,837	$18,587
10/2021	$17,761	$15,578	$19,889
11/2021	$17,583	$15,031	$19,751
12/2021	$18,496	$15,957	$20,637
01/2022	$18,022	$15,549	$19,569
02/2022	$18,070	$15,396	$18,983
03/2022	$17,821	$15,822	$19,688
04/2022	$16,754	$14,908	$17,971
05/2022	$17,014	$15,197	$18,004
06/2022	$15,011	$13,859	$16,518
07/2022	$16,184	$14,803	$18,041
08/2022	$15,544	$14,361	$17,305
09/2022	$13,576	$13,089	$15,711
10/2022	$15,094	$14,449	$16,983
11/2022	$16,101	$15,324	$17,932
12/2022	$14,878	$14,683	$16,899
01/2023	$16,864	$15,481	$17,961
02/2023	$16,147	$14,947	$17,523
03/2023	$15,890	$14,817	$18,166
04/2023	$15,801	$15,007	$18,450
05/2023	$14,981	$14,444	$18,530
06/2023	$15,762	$15,414	$19,754
07/2023	$16,249	$15,992	$20,389
08/2023	$15,596	$15,540	$20,064
09/2023	$14,814	$14,928	$19,108
10/2023	$13,686	$14,380	$18,706
11/2023	$15,083	$15,477	$20,414
12/2023	$16,621	$16,395	$21,342
01/2024	$16,621	$16,366	$21,700
02/2024	$17,146	$16,966	$22,859
03/2024	$18,415	$17,808	$23,594
04/2024	$17,428	$17,026	$22,631
05/2024	$18,018	$17,580	$23,753
06/2024	$17,684	$17,407	$24,605

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (9/12/17)
Class C without Deferred Sales Charge Footnote Reference1	12.20%	8.87%	8.75%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	11.20%	8.87%	8.75%
Russell 3000® Value Index	12.93%	8.89%	8.50%
S&P 500® Index TR	24.56%	15.05%	14.16%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$132,330,417
# of Portfolio Holdings	24
Portfolio Turnover Rate	59%
Total Management Fees Paid	$1,365,422

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Lions Gate Entertainment Corp.	5.3
Zimmer Biomet Holdings, Inc.	5.0
Berkshire Hathaway, Inc.	5.0
Mohawk Industries, Inc.	4.9
Alphabet, Inc.	4.9
Walt Disney Co.	4.9
Bank of America Corp.	4.8
Nasdaq, Inc.	4.8
Baxter International, Inc.	4.8
L3Harris Technologies, Inc.	4.7

Asset Allocation - % Investments

Value	Value
Common Stocks	100.0

Sector Allocation - % Equities

Value	Value
Energy	3.6
Materials	7.6
Information Technology	11.4
Industrials	14.2
Financials	15.0
Communication Services	15.6
Consumer Discretionary	15.8
Health Care	16.8

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective November 1, 2023, the contractual expense limitation for the C Class was reduced from 1.87% to 1.81% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Shapiro Equity Opportunities Fund

Annual Shareholder Report - June 30, 2024

Class C: SHXCX

Shapiro EO_C 0624

American Beacon

Shapiro Equity Opportunities Fund

Investor Class: SHXPX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$114	1.07%

How did the Fund perform last year and what affected its performance?

The Investor Class of the Fund returned 13.09% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 3000 Value Index return of 12.93%.

• Over the trailing twelve months the market environment has been mixed for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• Stocks held in the Fund with exposure to the Artificial Intelligence theme have benefited performance significantly.

• The Fund’s investments in smaller market cap stocks where the sub-advisor sees long-term intrinsic value opportunities have been challenged by the higher interest rate environment.

• The Fund’s performance was mainly driven by the sub-advisor’s securities selection decisions in the Information Technology and the Communication Services sectors, which contributed positively to performance, while securities selection in the Industrials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 3000 Index since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from September 12, 2017 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	Russell 3000® Value Index	S&P 500® Index TR
09/2017	$10,000	$10,000	$10,000
09/2017	$10,280	$10,201	$10,101
10/2017	$10,330	$10,270	$10,336
11/2017	$10,480	$10,583	$10,653
12/2017	$10,747	$10,718	$10,772
01/2018	$11,127	$11,112	$11,388
02/2018	$10,636	$10,580	$10,969
03/2018	$10,316	$10,416	$10,690
04/2018	$10,717	$10,461	$10,731
05/2018	$10,977	$10,565	$10,989
06/2018	$11,277	$10,594	$11,057
07/2018	$11,798	$10,996	$11,468
08/2018	$11,828	$11,166	$11,842
09/2018	$11,969	$11,165	$11,910
10/2018	$11,047	$10,556	$11,096
11/2018	$11,187	$10,861	$11,322
12/2018	$9,704	$9,799	$10,299
01/2019	$10,892	$10,583	$11,125
02/2019	$11,263	$10,926	$11,482
03/2019	$11,139	$10,969	$11,705
04/2019	$11,594	$11,359	$12,179
05/2019	$10,530	$10,616	$11,405
06/2019	$11,563	$11,372	$12,209
07/2019	$11,759	$11,461	$12,384
08/2019	$10,943	$11,104	$12,188
09/2019	$11,305	$11,511	$12,416
10/2019	$11,439	$11,680	$12,685
11/2019	$11,903	$12,035	$13,146
12/2019	$12,573	$12,372	$13,542
01/2020	$11,878	$12,079	$13,537
02/2020	$10,618	$10,909	$12,423
03/2020	$8,208	$8,992	$10,888
04/2020	$9,468	$10,009	$12,284
05/2020	$10,076	$10,348	$12,869
06/2020	$10,152	$10,300	$13,125
07/2020	$10,890	$10,697	$13,865
08/2020	$11,997	$11,146	$14,862
09/2020	$11,682	$10,859	$14,297
10/2020	$11,791	$10,746	$13,917
11/2020	$13,886	$12,228	$15,440
12/2020	$14,934	$12,728	$16,034
01/2021	$15,399	$12,662	$15,872
02/2021	$16,308	$13,456	$16,310
03/2021	$17,417	$14,241	$17,024
04/2021	$17,849	$14,791	$17,933
05/2021	$18,559	$15,144	$18,058
06/2021	$18,359	$14,976	$18,479
07/2021	$17,716	$15,052	$18,918
08/2021	$17,705	$15,357	$19,494
09/2021	$17,173	$14,837	$18,587
10/2021	$17,761	$15,578	$19,889
11/2021	$17,594	$15,031	$19,751
12/2021	$18,525	$15,957	$20,637
01/2022	$18,051	$15,549	$19,569
02/2022	$18,110	$15,396	$18,983
03/2022	$17,885	$15,822	$19,688
04/2022	$16,820	$14,908	$17,971
05/2022	$17,092	$15,197	$18,004
06/2022	$15,092	$13,859	$16,518
07/2022	$16,287	$14,803	$18,041
08/2022	$15,648	$14,361	$17,305
09/2022	$13,672	$13,089	$15,711
10/2022	$15,210	$14,449	$16,983
11/2022	$16,240	$15,324	$17,932
12/2022	$15,019	$14,683	$16,899
01/2023	$17,034	$15,481	$17,961
02/2023	$16,315	$14,947	$17,523
03/2023	$16,071	$14,817	$18,166
04/2023	$15,981	$15,007	$18,450
05/2023	$15,173	$14,444	$18,530
06/2023	$15,968	$15,414	$19,754
07/2023	$16,482	$15,992	$20,389
08/2023	$15,827	$15,540	$20,064
09/2023	$15,044	$14,928	$19,108
10/2023	$13,915	$14,380	$18,706
11/2023	$15,339	$15,477	$20,414
12/2023	$16,908	$16,395	$21,342
01/2024	$16,921	$16,366	$21,700
02/2024	$17,464	$16,966	$22,859
03/2024	$18,768	$17,808	$23,594
04/2024	$17,787	$17,026	$22,631
05/2024	$18,394	$17,580	$23,753
06/2024	$18,058	$17,407	$24,605

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (9/12/17)
Investor Class Footnote Reference1	13.09%	9.33%	9.08%
Russell 3000® Value Index	12.93%	8.89%	8.50%
S&P 500® Index TR	24.56%	15.05%	14.16%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$132,330,417
# of Portfolio Holdings	24
Portfolio Turnover Rate	59%
Total Management Fees Paid	$1,365,422

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Lions Gate Entertainment Corp.	5.3
Zimmer Biomet Holdings, Inc.	5.0
Berkshire Hathaway, Inc.	5.0
Mohawk Industries, Inc.	4.9
Alphabet, Inc.	4.9
Walt Disney Co.	4.9
Bank of America Corp.	4.8
Nasdaq, Inc.	4.8
Baxter International, Inc.	4.8
L3Harris Technologies, Inc.	4.7

Asset Allocation - % Investments

Value	Value
Common Stocks	100.0

Sector Allocation - % Equities

Value	Value
Energy	3.6
Materials	7.6
Information Technology	11.4
Industrials	14.2
Financials	15.0
Communication Services	15.6
Consumer Discretionary	15.8
Health Care	16.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Shapiro Equity Opportunities Fund

Annual Shareholder Report - June 30, 2024

Investor Class: SHXPX

Shapiro EO_Investor 0624

American Beacon

Shapiro Equity Opportunities Fund

Class R5: SHXIX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$85	0.80%

How did the Fund perform last year and what affected its performance?

The R5 Class of the Fund returned 13.53% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 3000 Value Index return of 12.93%.

• Over the trailing twelve months the market environment has been mixed for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• Stocks held in the Fund with exposure to the Artificial Intelligence theme have benefited performance significantly.

• The Fund’s investments in smaller market cap stocks where the sub-advisor sees long-term intrinsic value opportunities have been challenged by the higher interest rate environment.

• The Fund’s performance was mainly driven by the sub-advisor’s securities selection decisions in the Information Technology and the Communication Services sectors, which contributed positively to performance, while securities selection in the Industrials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 3000 Index since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from September 12, 2017 through June 30, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	Russell 3000® Value Index	S&P 500® Index TR
09/2017	$250,000	$250,000	$250,000
09/2017	$257,000	$255,014	$252,514
10/2017	$258,250	$256,750	$258,406
11/2017	$262,250	$264,578	$266,331
12/2017	$268,916	$267,960	$269,293
01/2018	$278,430	$277,798	$284,711
02/2018	$266,412	$264,488	$274,217
03/2018	$258,399	$260,405	$267,248
04/2018	$268,665	$261,537	$268,274
05/2018	$275,175	$264,121	$274,734
06/2018	$282,687	$264,858	$276,425
07/2018	$296,208	$274,896	$286,712
08/2018	$296,959	$279,146	$296,055
09/2018	$300,715	$279,134	$297,740
10/2018	$277,429	$263,900	$277,389
11/2018	$281,185	$271,522	$283,042
12/2018	$243,862	$244,978	$257,486
01/2019	$273,797	$264,577	$278,120
02/2019	$283,087	$273,159	$287,050
03/2019	$279,990	$274,215	$292,628
04/2019	$291,861	$283,986	$304,476
05/2019	$265,023	$265,388	$285,127
06/2019	$291,087	$284,294	$305,222
07/2019	$296,248	$286,522	$309,608
08/2019	$275,603	$277,591	$304,704
09/2019	$284,893	$287,779	$310,405
10/2019	$287,990	$291,995	$317,129
11/2019	$300,119	$300,877	$328,640
12/2019	$316,988	$309,302	$338,559
01/2020	$299,589	$301,984	$338,426
02/2020	$268,053	$272,732	$310,567
03/2020	$207,429	$224,798	$272,208
04/2020	$238,964	$250,215	$307,104
05/2020	$254,460	$258,707	$321,730
06/2020	$256,635	$257,512	$328,129
07/2020	$275,394	$267,415	$346,630
08/2020	$303,395	$278,660	$371,546
09/2020	$295,783	$271,464	$357,429
10/2020	$298,502	$268,642	$347,923
11/2020	$351,514	$305,704	$386,008
12/2020	$378,156	$318,193	$400,850
01/2021	$390,095	$316,543	$396,803
02/2021	$413,140	$336,394	$407,745
03/2021	$441,182	$356,025	$425,602
04/2021	$452,566	$369,768	$448,316
05/2021	$470,336	$378,598	$451,447
06/2021	$465,615	$374,412	$461,986
07/2021	$449,234	$376,293	$472,961
08/2021	$448,957	$383,924	$487,341
09/2021	$435,907	$370,937	$464,675
10/2021	$450,623	$389,459	$497,231
11/2021	$446,458	$375,763	$493,786
12/2021	$470,226	$398,917	$515,915
01/2022	$458,336	$388,718	$489,218
02/2022	$460,120	$384,894	$474,570
03/2022	$454,175	$395,545	$492,191
04/2022	$427,424	$372,698	$449,271
05/2022	$434,557	$379,937	$450,095
06/2022	$383,433	$346,474	$412,943
07/2022	$414,048	$370,081	$451,018
08/2022	$397,997	$359,014	$432,624
09/2022	$347,765	$327,222	$392,780
10/2022	$387,000	$361,230	$424,580
11/2022	$413,454	$383,101	$448,308
12/2022	$382,537	$367,084	$422,479
01/2023	$433,542	$387,032	$449,025
02/2023	$415,464	$373,668	$438,069
03/2023	$409,330	$370,437	$454,152
04/2023	$407,394	$375,184	$461,241
05/2023	$386,411	$361,095	$463,246
06/2023	$407,071	$385,347	$493,855
07/2023	$420,306	$399,793	$509,720
08/2023	$403,520	$388,496	$501,604
09/2023	$383,505	$373,197	$477,689
10/2023	$354,775	$359,508	$467,645
11/2023	$391,576	$386,927	$510,353
12/2023	$431,530	$409,869	$533,538
01/2024	$432,181	$409,149	$542,504
02/2024	$446,186	$424,145	$571,471
03/2024	$479,405	$445,204	$589,858
04/2024	$454,328	$425,654	$565,766
05/2024	$470,937	$439,504	$593,819
06/2024	$462,144	$435,187	$615,126

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (9/12/17)
Class R5 Footnote Reference1	13.53%	9.69%	9.46%
Russell 3000® Value Index	12.93%	8.89%	8.50%
S&P 500® Index TR	24.56%	15.05%	14.16%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$132,330,417
# of Portfolio Holdings	24
Portfolio Turnover Rate	59%
Total Management Fees Paid	$1,365,422

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Lions Gate Entertainment Corp.	5.3
Zimmer Biomet Holdings, Inc.	5.0
Berkshire Hathaway, Inc.	5.0
Mohawk Industries, Inc.	4.9
Alphabet, Inc.	4.9
Walt Disney Co.	4.9
Bank of America Corp.	4.8
Nasdaq, Inc.	4.8
Baxter International, Inc.	4.8
L3Harris Technologies, Inc.	4.7

Asset Allocation - % Investments

Value	Value
Common Stocks	100.0

Sector Allocation - % Equities

Value	Value
Energy	3.6
Materials	7.6
Information Technology	11.4
Industrials	14.2
Financials	15.0
Communication Services	15.6
Consumer Discretionary	15.8
Health Care	16.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Shapiro Equity Opportunities Fund

Annual Shareholder Report - June 30, 2024

Class R5: SHXIX

Shapiro EO_R5 0624

American Beacon

Shapiro Equity Opportunities Fund

Class Y: SHXYX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$96	0.90%

How did the Fund perform last year and what affected its performance?

The Y Class of the Fund returned 13.23% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 3000 Value Index return of 12.93%.

• Over the trailing twelve months the market environment has been mixed for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• Stocks held in the Fund with exposure to the Artificial Intelligence theme have benefited performance significantly.

• The Fund’s investments in smaller market cap stocks where the sub-advisor sees long-term intrinsic value opportunities have been challenged by the higher interest rate environment.

• The Fund’s performance was mainly driven by the sub-advisor’s securities selection decisions in the Information Technology and the Communication Services sectors, which contributed positively to performance, while securities selection in the Industrials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 3000 Index since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from September 12, 2017 through June 30, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Y	Russell 3000® Value Index	S&P 500® Index TR
09/2017	$100,000	$100,000	$100,000
09/2017	$102,800	$102,006	$101,006
10/2017	$103,300	$102,700	$103,362
11/2017	$104,900	$105,831	$106,533
12/2017	$107,566	$107,184	$107,717
01/2018	$111,572	$111,119	$113,884
02/2018	$106,765	$105,795	$109,687
03/2018	$103,460	$104,162	$106,899
04/2018	$107,566	$104,615	$107,310
05/2018	$110,170	$105,648	$109,894
06/2018	$113,175	$105,943	$110,570
07/2018	$118,483	$109,959	$114,685
08/2018	$118,784	$111,658	$118,422
09/2018	$120,286	$111,654	$119,096
10/2018	$111,072	$105,560	$110,956
11/2018	$112,474	$108,609	$113,217
12/2018	$97,545	$97,991	$102,994
01/2019	$109,416	$105,831	$111,248
02/2019	$113,235	$109,264	$114,820
03/2019	$111,996	$109,686	$117,051
04/2019	$116,641	$113,594	$121,790
05/2019	$106,009	$106,155	$114,051
06/2019	$116,435	$113,718	$122,089
07/2019	$118,396	$114,609	$123,843
08/2019	$110,138	$111,036	$121,882
09/2019	$113,854	$115,111	$124,162
10/2019	$115,093	$116,798	$126,851
11/2019	$119,944	$120,351	$131,456
12/2019	$126,692	$123,721	$135,424
01/2020	$119,732	$120,794	$135,371
02/2020	$107,117	$109,093	$124,227
03/2020	$82,866	$89,919	$108,883
04/2020	$95,481	$100,086	$122,841
05/2020	$101,680	$103,483	$128,692
06/2020	$102,550	$103,005	$131,251
07/2020	$109,945	$106,966	$138,652
08/2020	$121,146	$111,464	$148,619
09/2020	$118,101	$108,586	$142,972
10/2020	$119,080	$107,457	$139,169
11/2020	$140,394	$122,281	$154,403
12/2020	$150,943	$127,277	$160,340
01/2021	$155,719	$126,617	$158,721
02/2021	$164,938	$134,558	$163,098
03/2021	$176,045	$142,410	$170,241
04/2021	$180,488	$147,907	$179,326
05/2021	$187,707	$151,439	$180,579
06/2021	$185,708	$149,765	$184,794
07/2021	$179,266	$150,517	$189,184
08/2021	$179,155	$153,570	$194,937
09/2021	$173,824	$148,375	$185,870
10/2021	$179,710	$155,783	$198,892
11/2021	$178,044	$150,305	$197,514
12/2021	$187,549	$159,567	$206,366
01/2022	$182,795	$155,487	$195,687
02/2022	$183,389	$153,958	$189,828
03/2022	$181,131	$158,218	$196,876
04/2022	$170,434	$149,079	$179,708
05/2022	$173,168	$151,975	$180,038
06/2022	$152,963	$138,590	$165,177
07/2022	$165,086	$148,032	$180,407
08/2022	$158,549	$143,606	$173,050
09/2022	$138,700	$130,889	$157,112
10/2022	$154,270	$144,492	$169,832
11/2022	$164,729	$153,240	$179,323
12/2022	$152,390	$146,834	$168,991
01/2023	$172,777	$154,813	$179,610
02/2023	$165,551	$149,467	$175,228
03/2023	$163,100	$148,175	$181,661
04/2023	$162,196	$150,073	$184,496
05/2023	$153,938	$144,438	$185,298
06/2023	$162,067	$154,139	$197,542
07/2023	$167,358	$159,917	$203,888
08/2023	$160,648	$155,398	$200,642
09/2023	$152,777	$149,279	$191,076
10/2023	$141,293	$143,803	$187,058
11/2023	$155,874	$154,771	$204,141
12/2023	$171,796	$163,948	$213,415
01/2024	$172,057	$163,660	$217,002
02/2024	$177,523	$169,658	$228,589
03/2024	$190,798	$178,082	$235,943
04/2024	$180,776	$170,262	$226,306
05/2024	$187,024	$175,802	$237,528
06/2024	$183,510	$174,075	$246,051

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (9/12/17)
Class Y Footnote Reference1	13.23%	9.53%	9.34%
Russell 3000® Value Index	12.93%	8.89%	8.50%
S&P 500® Index TR	24.56%	15.05%	14.16%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$132,330,417
# of Portfolio Holdings	24
Portfolio Turnover Rate	59%
Total Management Fees Paid	$1,365,422

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Lions Gate Entertainment Corp.	5.3
Zimmer Biomet Holdings, Inc.	5.0
Berkshire Hathaway, Inc.	5.0
Mohawk Industries, Inc.	4.9
Alphabet, Inc.	4.9
Walt Disney Co.	4.9
Bank of America Corp.	4.8
Nasdaq, Inc.	4.8
Baxter International, Inc.	4.8
L3Harris Technologies, Inc.	4.7

Asset Allocation - % Investments

Value	Value
Common Stocks	100.0

Sector Allocation - % Equities

Value	Value
Energy	3.6
Materials	7.6
Information Technology	11.4
Industrials	14.2
Financials	15.0
Communication Services	15.6
Consumer Discretionary	15.8
Health Care	16.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Shapiro Equity Opportunities Fund

Annual Shareholder Report - June 30, 2024

Class Y: SHXYX

Shapiro EO_Y 0624

American Beacon

Shapiro SMID Cap Equity Fund

Class A: SHEAX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.25%

How did the Fund perform last year and what affected its performance?

The A Class of the Fund returned -7.91% (with sales charges) and -2.26% (without sales charges) for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 2500 Value Index return of 11.24%.

• Over the trailing twelve months the market environment has been challenging for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• In particular,  higher interest rates contributed to underperformance by sub-advisor’s concentrated investments in complex situations.

• The sub-advisor’s security selection in the Materials and the Consumer Discretionary sectors materially detracted from Fund performance, while security selection in the Information Technology sector contributed positively to performance.

• An overweight allocation to the Communication Services sector and an underweight allocation to the Financials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 2500® Index since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from September 12, 2017 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	Russell 2500® Value Index	S&P 500® Index TR
09/2017	$9,425	$10,000	$10,000
09/2017	$9,774	$10,343	$10,101
10/2017	$9,811	$10,399	$10,336
11/2017	$9,943	$10,740	$10,653
12/2017	$10,198	$10,782	$10,772
01/2018	$10,434	$10,918	$11,388
02/2018	$9,906	$10,382	$10,969
03/2018	$9,623	$10,497	$10,690
04/2018	$10,160	$10,611	$10,731
05/2018	$10,302	$11,047	$10,989
06/2018	$10,707	$11,105	$11,057
07/2018	$10,895	$11,326	$11,468
08/2018	$10,839	$11,584	$11,842
09/2018	$10,980	$11,402	$11,910
10/2018	$9,519	$10,427	$11,096
11/2018	$9,604	$10,624	$11,322
12/2018	$8,487	$9,450	$10,299
01/2019	$9,673	$10,506	$11,125
02/2019	$9,993	$10,834	$11,482
03/2019	$9,745	$10,689	$11,705
04/2019	$10,178	$11,064	$12,179
05/2019	$9,116	$10,230	$11,405
06/2019	$9,951	$10,892	$12,209
07/2019	$9,972	$10,963	$12,384
08/2019	$9,199	$10,429	$12,188
09/2019	$9,869	$10,906	$12,416
10/2019	$9,848	$11,063	$12,685
11/2019	$10,013	$11,335	$13,146
12/2019	$10,691	$11,677	$13,542
01/2020	$10,084	$11,251	$13,537
02/2020	$9,178	$10,166	$12,423
03/2020	$6,660	$7,632	$10,888
04/2020	$7,753	$8,641	$12,284
05/2020	$8,383	$9,036	$12,869
06/2020	$8,316	$9,204	$13,125
07/2020	$8,747	$9,481	$13,865
08/2020	$9,255	$9,911	$14,862
09/2020	$8,891	$9,530	$14,297
10/2020	$9,034	$9,745	$13,917
11/2020	$10,801	$11,450	$15,440
12/2020	$12,001	$12,246	$16,034
01/2021	$12,907	$12,517	$15,872
02/2021	$13,656	$13,631	$16,310
03/2021	$14,160	$14,307	$17,024
04/2021	$14,652	$14,921	$17,933
05/2021	$15,256	$15,224	$18,058
06/2021	$15,077	$15,023	$18,479
07/2021	$14,551	$14,803	$18,918
08/2021	$14,674	$15,115	$19,494
09/2021	$14,507	$14,712	$18,587
10/2021	$14,887	$15,411	$19,889
11/2021	$14,574	$14,875	$19,751
12/2021	$15,313	$15,649	$20,637
01/2022	$14,616	$14,853	$19,569
02/2022	$15,123	$15,095	$18,983
03/2022	$14,984	$15,414	$19,688
04/2022	$14,071	$14,369	$17,971
05/2022	$13,969	$14,644	$18,004
06/2022	$12,841	$13,041	$16,518
07/2022	$13,893	$14,304	$18,041
08/2022	$13,538	$13,855	$17,305
09/2022	$12,258	$12,454	$15,711
10/2022	$13,602	$13,769	$16,983
11/2022	$14,540	$14,460	$17,932
12/2022	$13,812	$13,601	$16,899
01/2023	$15,469	$14,960	$17,961
02/2023	$14,899	$14,536	$17,523
03/2023	$14,692	$13,791	$18,166
04/2023	$14,524	$13,607	$18,450
05/2023	$13,890	$13,219	$18,530
06/2023	$14,990	$14,394	$19,754
07/2023	$15,469	$15,237	$20,389
08/2023	$14,356	$14,651	$20,064
09/2023	$13,475	$13,867	$19,108
10/2023	$12,336	$13,089	$18,706
11/2023	$13,462	$14,276	$20,414
12/2023	$15,070	$15,775	$21,342
01/2024	$14,734	$15,332	$21,700
02/2024	$14,944	$15,947	$22,859
03/2024	$15,532	$16,732	$23,594
04/2024	$14,413	$15,680	$22,631
05/2024	$14,986	$16,341	$23,753
06/2024	$14,651	$16,012	$24,605

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (9/12/17)
Class A without Sales Charge Footnote Reference1	(2.26)%	8.04%	6.70%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	(7.91)%	6.77%	5.78%
Russell 2500® Value Index	11.24%	8.01%	7.17%
S&P 500® Index TR	24.56%	15.05%	14.16%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$43,352,824
# of Portfolio Holdings	26
Portfolio Turnover Rate	43%
Total Management Fees Paid	$382,097

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Atlanta Braves Holdings, Inc.	5.1
Madison Square Garden Sports Corp.	5.1
Graphic Packaging Holding Co.	4.9
Ultra Clean Holdings, Inc.	4.9
Mohawk Industries, Inc.	4.9
BWX Technologies, Inc.	4.9
NCR Voyix Corp.	4.9
Lions Gate Entertainment Corp.	4.8
Ingredion, Inc.	4.8
SS&C Technologies Holdings, Inc.	4.8

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Foreign Common Stocks	1.8

Sector Allocation - % Equities

Value	Value
Energy	1.8
Consumer Staples	9.4
Health Care	9.7
Information Technology	13.8
Materials	15.1
Communication Services	15.1
Consumer Discretionary	16.6
Industrials	18.5

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective November 1, 2023, the contractual expense limitation for the A Class was reduced from 1.26% to 1.25% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Shapiro SMID Cap Equity Fund

Annual Shareholder Report - June 30, 2024

Class A: SHEAX

Shapiro SMID_A 0624

American Beacon

Shapiro SMID Cap Equity Fund

Class C: SHDCX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	2.01%

How did the Fund perform last year and what affected its performance?

The C Class of the Fund returned -4.02% (with sales charges) and -3.02% (without sales charges) for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 2500 Value Index return of 11.24%.

• Over the trailing twelve months the market environment has been challenging for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• In particular,  higher interest rates contributed to underperformance by sub-advisor’s concentrated investments in complex situations.

• The sub-advisor’s security selection in the Materials and the Consumer Discretionary sectors materially detracted from Fund performance, while security selection in the Information Technology sector contributed positively to performance.

• An overweight allocation to the Communication Services sector and an underweight allocation to the Financials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 2500® Index since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from September 12, 2017 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	Russell 2500® Value Index	S&P 500® Index TR
09/2017	$10,000	$10,000	$10,000
09/2017	$10,370	$10,343	$10,101
10/2017	$10,410	$10,399	$10,336
11/2017	$10,550	$10,740	$10,653
12/2017	$10,820	$10,782	$10,772
01/2018	$11,070	$10,918	$11,388
02/2018	$10,510	$10,382	$10,969
03/2018	$10,210	$10,497	$10,690
04/2018	$10,780	$10,611	$10,731
05/2018	$10,930	$11,047	$10,989
06/2018	$11,360	$11,105	$11,057
07/2018	$11,560	$11,326	$11,468
08/2018	$11,500	$11,584	$11,842
09/2018	$11,650	$11,402	$11,910
10/2018	$10,100	$10,427	$11,096
11/2018	$10,190	$10,624	$11,322
12/2018	$9,005	$9,450	$10,299
01/2019	$10,263	$10,506	$11,125
02/2019	$10,602	$10,834	$11,482
03/2019	$10,340	$10,689	$11,705
04/2019	$10,799	$11,064	$12,179
05/2019	$9,672	$10,230	$11,405
06/2019	$10,558	$10,892	$12,209
07/2019	$10,580	$10,963	$12,384
08/2019	$9,760	$10,429	$12,188
09/2019	$10,471	$10,906	$12,416
10/2019	$10,449	$11,063	$12,685
11/2019	$10,624	$11,335	$13,146
12/2019	$11,343	$11,677	$13,542
01/2020	$10,699	$11,251	$13,537
02/2020	$9,738	$10,166	$12,423
03/2020	$7,066	$7,632	$10,888
04/2020	$8,226	$8,641	$12,284
05/2020	$8,894	$9,036	$12,869
06/2020	$8,824	$9,204	$13,125
07/2020	$9,281	$9,481	$13,865
08/2020	$9,820	$9,911	$14,862
09/2020	$9,433	$9,530	$14,297
10/2020	$9,585	$9,745	$13,917
11/2020	$11,460	$11,450	$15,440
12/2020	$12,733	$12,246	$16,034
01/2021	$13,694	$12,517	$15,872
02/2021	$14,490	$13,631	$16,310
03/2021	$15,024	$14,307	$17,024
04/2021	$15,546	$14,921	$17,933
05/2021	$16,187	$15,224	$18,058
06/2021	$15,997	$15,023	$18,479
07/2021	$15,439	$14,803	$18,918
08/2021	$15,569	$15,115	$19,494
09/2021	$15,391	$14,712	$18,587
10/2021	$15,795	$15,411	$19,889
11/2021	$15,463	$14,875	$19,751
12/2021	$16,232	$15,649	$20,637
01/2022	$15,479	$14,853	$19,569
02/2022	$16,004	$15,095	$18,983
03/2022	$15,842	$15,414	$19,688
04/2022	$14,861	$14,369	$17,971
05/2022	$14,753	$14,644	$18,004
06/2022	$13,556	$13,041	$16,518
07/2022	$14,659	$14,304	$18,041
08/2022	$14,269	$13,855	$17,305
09/2022	$12,924	$12,454	$15,711
10/2022	$14,323	$13,769	$16,983
11/2022	$15,304	$14,460	$17,932
12/2022	$14,525	$13,601	$16,899
01/2023	$16,254	$14,960	$17,961
02/2023	$15,650	$14,536	$17,523
03/2023	$15,431	$13,791	$18,166
04/2023	$15,239	$13,607	$18,450
05/2023	$14,567	$13,219	$18,530
06/2023	$15,705	$14,394	$19,754
07/2023	$16,199	$15,237	$20,389
08/2023	$15,019	$14,651	$20,064
09/2023	$14,100	$13,867	$19,108
10/2023	$12,893	$13,089	$18,706
11/2023	$14,059	$14,276	$20,414
12/2023	$15,735	$15,775	$21,342
01/2024	$15,379	$15,332	$21,700
02/2024	$15,572	$15,947	$22,859
03/2024	$16,180	$16,732	$23,594
04/2024	$15,008	$15,680	$22,631
05/2024	$15,587	$16,341	$23,753
06/2024	$15,231	$16,012	$24,605

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (9/12/17)
Class C without Deferred Sales Charge Footnote Reference1	(3.02)%	7.60%	6.39%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	(4.02)%	7.60%	6.39%
Russell 2500® Value Index	11.24%	8.01%	7.17%
S&P 500® Index TR	24.56%	15.05%	14.16%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$43,352,824
# of Portfolio Holdings	26
Portfolio Turnover Rate	43%
Total Management Fees Paid	$382,097

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Atlanta Braves Holdings, Inc.	5.1
Madison Square Garden Sports Corp.	5.1
Graphic Packaging Holding Co.	4.9
Ultra Clean Holdings, Inc.	4.9
Mohawk Industries, Inc.	4.9
BWX Technologies, Inc.	4.9
NCR Voyix Corp.	4.9
Lions Gate Entertainment Corp.	4.8
Ingredion, Inc.	4.8
SS&C Technologies Holdings, Inc.	4.8

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Foreign Common Stocks	1.8

Sector Allocation - % Equities

Value	Value
Energy	1.8
Consumer Staples	9.4
Health Care	9.7
Information Technology	13.8
Materials	15.1
Communication Services	15.1
Consumer Discretionary	16.6
Industrials	18.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Shapiro SMID Cap Equity Fund

Annual Shareholder Report - June 30, 2024

Class C: SHDCX

Shapiro SMID_C 0624

American Beacon

Shapiro SMID Cap Equity Fund

Investor Class: SHDPX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$116	1.17%

How did the Fund perform last year and what affected its performance?

The Investor Class of the Fund returned -2.17% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 2500 Value Index return of 11.24%.

• Over the trailing twelve months the market environment has been challenging for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• In particular,  higher interest rates contributed to underperformance by sub-advisor’s concentrated investments in complex situations.

• The sub-advisor’s security selection in the Materials and the Consumer Discretionary sectors materially detracted from Fund performance, while security selection in the Information Technology sector contributed positively to performance.

• An overweight allocation to the Communication Services sector and an underweight allocation to the Financials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 2500® Index since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from September 12, 2017 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	Russell 2500® Value Index	S&P 500® Index TR
09/2017	$10,000	$10,000	$10,000
09/2017	$10,370	$10,343	$10,101
10/2017	$10,410	$10,399	$10,336
11/2017	$10,550	$10,740	$10,653
12/2017	$10,820	$10,782	$10,772
01/2018	$11,070	$10,918	$11,388
02/2018	$10,510	$10,382	$10,969
03/2018	$10,210	$10,497	$10,690
04/2018	$10,780	$10,611	$10,731
05/2018	$10,930	$11,047	$10,989
06/2018	$11,360	$11,105	$11,057
07/2018	$11,560	$11,326	$11,468
08/2018	$11,500	$11,584	$11,842
09/2018	$11,650	$11,402	$11,910
10/2018	$10,100	$10,427	$11,096
11/2018	$10,190	$10,624	$11,322
12/2018	$9,005	$9,450	$10,299
01/2019	$10,263	$10,506	$11,125
02/2019	$10,602	$10,834	$11,482
03/2019	$10,340	$10,689	$11,705
04/2019	$10,799	$11,064	$12,179
05/2019	$9,672	$10,230	$11,405
06/2019	$10,558	$10,892	$12,209
07/2019	$10,580	$10,963	$12,384
08/2019	$9,760	$10,429	$12,188
09/2019	$10,471	$10,906	$12,416
10/2019	$10,449	$11,063	$12,685
11/2019	$10,624	$11,335	$13,146
12/2019	$11,343	$11,677	$13,542
01/2020	$10,699	$11,251	$13,537
02/2020	$9,738	$10,166	$12,423
03/2020	$7,066	$7,632	$10,888
04/2020	$8,226	$8,641	$12,284
05/2020	$8,894	$9,036	$12,869
06/2020	$8,824	$9,204	$13,125
07/2020	$9,281	$9,481	$13,865
08/2020	$9,820	$9,911	$14,862
09/2020	$9,433	$9,530	$14,297
10/2020	$9,585	$9,745	$13,917
11/2020	$11,460	$11,450	$15,440
12/2020	$12,733	$12,246	$16,034
01/2021	$13,694	$12,517	$15,872
02/2021	$14,490	$13,631	$16,310
03/2021	$15,024	$14,307	$17,024
04/2021	$15,546	$14,921	$17,933
05/2021	$16,187	$15,224	$18,058
06/2021	$15,997	$15,023	$18,479
07/2021	$15,439	$14,803	$18,918
08/2021	$15,569	$15,115	$19,494
09/2021	$15,391	$14,712	$18,587
10/2021	$15,807	$15,411	$19,889
11/2021	$15,474	$14,875	$19,751
12/2021	$16,259	$15,649	$20,637
01/2022	$15,519	$14,853	$19,569
02/2022	$16,057	$15,095	$18,983
03/2022	$15,909	$15,414	$19,688
04/2022	$14,941	$14,369	$17,971
05/2022	$14,834	$14,644	$18,004
06/2022	$13,650	$13,041	$16,518
07/2022	$14,753	$14,304	$18,041
08/2022	$14,376	$13,855	$17,305
09/2022	$13,031	$12,454	$15,711
10/2022	$14,444	$13,769	$16,983
11/2022	$15,452	$14,460	$17,932
12/2022	$14,682	$13,601	$16,899
01/2023	$16,440	$14,960	$17,961
02/2023	$15,836	$14,536	$17,523
03/2023	$15,616	$13,791	$18,166
04/2023	$15,438	$13,607	$18,450
05/2023	$14,765	$13,219	$18,530
06/2023	$15,932	$14,394	$19,754
07/2023	$16,454	$15,237	$20,389
08/2023	$15,259	$14,651	$20,064
09/2023	$14,339	$13,867	$19,108
10/2023	$13,117	$13,089	$18,706
11/2023	$14,312	$14,276	$20,414
12/2023	$16,033	$15,775	$21,342
01/2024	$15,676	$15,332	$21,700
02/2024	$15,884	$15,947	$22,859
03/2024	$16,522	$16,732	$23,594
04/2024	$15,335	$15,680	$22,631
05/2024	$15,943	$16,341	$23,753
06/2024	$15,587	$16,012	$24,605

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (9/12/17)
Investor Class Footnote Reference1	(2.17)%	8.10%	6.75%
Russell 2500® Value Index	11.24%	8.01%	7.17%
S&P 500® Index TR	24.56%	15.05%	14.16%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$43,352,824
# of Portfolio Holdings	26
Portfolio Turnover Rate	43%
Total Management Fees Paid	$382,097

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Atlanta Braves Holdings, Inc.	5.1
Madison Square Garden Sports Corp.	5.1
Graphic Packaging Holding Co.	4.9
Ultra Clean Holdings, Inc.	4.9
Mohawk Industries, Inc.	4.9
BWX Technologies, Inc.	4.9
NCR Voyix Corp.	4.9
Lions Gate Entertainment Corp.	4.8
Ingredion, Inc.	4.8
SS&C Technologies Holdings, Inc.	4.8

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Foreign Common Stocks	1.8

Sector Allocation - % Equities

Value	Value
Energy	1.8
Consumer Staples	9.4
Health Care	9.7
Information Technology	13.8
Materials	15.1
Communication Services	15.1
Consumer Discretionary	16.6
Industrials	18.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Shapiro SMID Cap Equity Fund

Annual Shareholder Report - June 30, 2024

Investor Class: SHDPX

Shap SMID_Investor 0624

American Beacon

Shapiro SMID Cap Equity Fund

Class R5: SHDIX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$88	0.89%

How did the Fund perform last year and what affected its performance?

The R5 Class of the Fund returned -1.94% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 2500 Value Index return of 11.24%.

• Over the trailing twelve months the market environment has been challenging for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• In particular,  higher interest rates contributed to underperformance by sub-advisor’s concentrated investments in complex situations.

• The sub-advisor’s security selection in the Materials and the Consumer Discretionary sectors materially detracted from Fund performance, while security selection in the Information Technology sector contributed positively to performance.

• An overweight allocation to the Communication Services sector and an underweight allocation to the Financials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 2500® Index since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from September 12, 2017 through June 30, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	Russell 2500® Value Index	S&P 500® Index TR
09/2017	$250,000	$250,000	$250,000
09/2017	$259,250	$258,569	$252,514
10/2017	$260,250	$259,979	$258,406
11/2017	$264,000	$268,492	$266,331
12/2017	$271,000	$269,561	$269,293
01/2018	$277,000	$272,958	$284,711
02/2018	$263,000	$259,560	$274,217
03/2018	$255,750	$262,413	$267,248
04/2018	$270,000	$265,264	$268,274
05/2018	$274,000	$276,172	$274,734
06/2018	$284,750	$277,637	$276,425
07/2018	$290,000	$283,150	$286,712
08/2018	$288,500	$289,590	$296,055
09/2018	$292,500	$285,058	$297,740
10/2018	$253,750	$260,687	$277,389
11/2018	$256,000	$265,609	$283,042
12/2018	$226,114	$236,249	$257,486
01/2019	$257,830	$262,650	$278,120
02/2019	$266,579	$270,852	$287,050
03/2019	$260,017	$267,237	$292,628
04/2019	$271,774	$276,610	$304,476
05/2019	$243,339	$255,750	$285,127
06/2019	$265,759	$272,295	$305,222
07/2019	$266,579	$274,066	$309,608
08/2019	$245,800	$260,721	$304,704
09/2019	$263,845	$272,650	$310,405
10/2019	$263,572	$276,578	$317,129
11/2019	$267,946	$283,364	$328,640
12/2019	$285,916	$291,921	$338,559
01/2020	$269,820	$281,287	$338,426
02/2020	$245,823	$254,161	$310,567
03/2020	$178,514	$190,796	$272,208
04/2020	$207,779	$216,024	$307,104
05/2020	$224,460	$225,889	$321,730
06/2020	$222,997	$230,093	$328,129
07/2020	$234,410	$237,014	$346,630
08/2020	$248,457	$247,780	$371,546
09/2020	$238,507	$238,243	$357,429
10/2020	$242,604	$243,623	$347,923
11/2020	$290,013	$286,251	$386,008
12/2020	$322,092	$306,159	$400,850
01/2021	$346,983	$312,921	$396,803
02/2021	$367,132	$340,769	$407,745
03/2021	$380,763	$357,683	$425,602
04/2021	$394,097	$373,035	$448,316
05/2021	$410,394	$380,611	$451,447
06/2021	$405,653	$375,582	$461,986
07/2021	$391,430	$370,084	$472,961
08/2021	$394,986	$377,887	$487,341
09/2021	$390,541	$367,812	$464,675
10/2021	$400,912	$385,278	$497,231
11/2021	$392,615	$371,867	$493,786
12/2021	$412,814	$391,213	$515,915
01/2022	$394,050	$371,329	$489,218
02/2022	$407,788	$377,384	$474,570
03/2022	$404,102	$385,341	$492,191
04/2022	$379,641	$359,223	$449,271
05/2022	$376,961	$366,100	$450,095
06/2022	$346,804	$326,030	$412,943
07/2022	$375,285	$357,591	$451,018
08/2022	$365,568	$346,375	$432,624
09/2022	$331,390	$311,347	$392,780
10/2022	$367,579	$344,220	$424,580
11/2022	$393,379	$361,511	$448,308
12/2022	$373,871	$340,024	$422,479
01/2023	$418,681	$373,998	$449,025
02/2023	$403,288	$363,410	$438,069
03/2023	$397,815	$344,767	$454,152
04/2023	$393,369	$340,173	$461,241
05/2023	$376,266	$330,465	$463,246
06/2023	$406,367	$359,841	$493,855
07/2023	$419,365	$380,935	$509,720
08/2023	$389,264	$366,269	$501,604
09/2023	$365,662	$346,667	$477,689
10/2023	$334,534	$327,216	$467,645
11/2023	$365,320	$356,911	$510,353
12/2023	$409,200	$394,364	$533,538
01/2024	$400,344	$383,298	$542,504
02/2024	$405,879	$398,663	$571,471
03/2024	$422,114	$418,303	$589,858
04/2024	$391,857	$392,002	$565,766
05/2024	$407,724	$408,524	$593,819
06/2024	$398,499	$400,294	$615,126

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (9/12/17)
Class R5 Footnote Reference1	(1.94)%	8.44%	7.10%
Russell 2500® Value Index	11.24%	8.01%	7.17%
S&P 500® Index TR	24.56%	15.05%	14.16%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$43,352,824
# of Portfolio Holdings	26
Portfolio Turnover Rate	43%
Total Management Fees Paid	$382,097

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Atlanta Braves Holdings, Inc.	5.1
Madison Square Garden Sports Corp.	5.1
Graphic Packaging Holding Co.	4.9
Ultra Clean Holdings, Inc.	4.9
Mohawk Industries, Inc.	4.9
BWX Technologies, Inc.	4.9
NCR Voyix Corp.	4.9
Lions Gate Entertainment Corp.	4.8
Ingredion, Inc.	4.8
SS&C Technologies Holdings, Inc.	4.8

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Foreign Common Stocks	1.8

Sector Allocation - % Equities

Value	Value
Energy	1.8
Consumer Staples	9.4
Health Care	9.7
Information Technology	13.8
Materials	15.1
Communication Services	15.1
Consumer Discretionary	16.6
Industrials	18.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Shapiro SMID Cap Equity Fund

Annual Shareholder Report - June 30, 2024

Class R5: SHDIX

Shapiro SMID_R5 0624

American Beacon

Shapiro SMID Cap Equity Fund

Class R6: SHDRX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$88	0.89%

How did the Fund perform last year and what affected its performance?

The R6 Class of the Fund returned -1.85% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 2500 Value Index return of 11.24%.

• Over the trailing twelve months the market environment has been challenging for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• In particular,  higher interest rates contributed to underperformance by sub-advisor’s concentrated investments in complex situations.

• The sub-advisor’s security selection in the Materials and the Consumer Discretionary sectors materially detracted from Fund performance, while security selection in the Information Technology sector contributed positively to performance.

• An overweight allocation to the Communication Services sector and an underweight allocation to the Financials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 2500® Index since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from September 12, 2017 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	Russell 2500® Value Index	S&P 500® Index TR
09/2017	$10,000	$10,000	$10,000
09/2017	$10,370	$10,343	$10,101
10/2017	$10,410	$10,399	$10,336
11/2017	$10,560	$10,740	$10,653
12/2017	$10,840	$10,782	$10,772
01/2018	$11,080	$10,918	$11,388
02/2018	$10,520	$10,382	$10,969
03/2018	$10,230	$10,497	$10,690
04/2018	$10,800	$10,611	$10,731
05/2018	$10,960	$11,047	$10,989
06/2018	$11,390	$11,105	$11,057
07/2018	$11,600	$11,326	$11,468
08/2018	$11,540	$11,584	$11,842
09/2018	$11,700	$11,402	$11,910
10/2018	$10,150	$10,427	$11,096
11/2018	$10,240	$10,624	$11,322
12/2018	$9,045	$9,450	$10,299
01/2019	$10,313	$10,506	$11,125
02/2019	$10,663	$10,834	$11,482
03/2019	$10,401	$10,689	$11,705
04/2019	$10,871	$11,064	$12,179
05/2019	$9,734	$10,230	$11,405
06/2019	$10,630	$10,892	$12,209
07/2019	$10,663	$10,963	$12,384
08/2019	$9,832	$10,429	$12,188
09/2019	$10,554	$10,906	$12,416
10/2019	$10,543	$11,063	$12,685
11/2019	$10,718	$11,335	$13,146
12/2019	$11,437	$11,677	$13,542
01/2020	$10,793	$11,251	$13,537
02/2020	$9,833	$10,166	$12,423
03/2020	$7,141	$7,632	$10,888
04/2020	$8,311	$8,641	$12,284
05/2020	$8,978	$9,036	$12,869
06/2020	$8,920	$9,204	$13,125
07/2020	$9,376	$9,481	$13,865
08/2020	$9,938	$9,911	$14,862
09/2020	$9,540	$9,530	$14,297
10/2020	$9,704	$9,745	$13,917
11/2020	$11,601	$11,450	$15,440
12/2020	$12,884	$12,246	$16,034
01/2021	$13,879	$12,517	$15,872
02/2021	$14,685	$13,631	$16,310
03/2021	$15,231	$14,307	$17,024
04/2021	$15,764	$14,921	$17,933
05/2021	$16,416	$15,224	$18,058
06/2021	$16,226	$15,023	$18,479
07/2021	$15,657	$14,803	$18,918
08/2021	$15,799	$15,115	$19,494
09/2021	$15,622	$14,712	$18,587
10/2021	$16,036	$15,411	$19,889
11/2021	$15,705	$14,875	$19,751
12/2021	$16,513	$15,649	$20,637
01/2022	$15,762	$14,853	$19,569
02/2022	$16,312	$15,095	$18,983
03/2022	$16,164	$15,414	$19,688
04/2022	$15,172	$14,369	$17,971
05/2022	$15,078	$14,644	$18,004
06/2022	$13,872	$13,041	$16,518
07/2022	$14,998	$14,304	$18,041
08/2022	$14,623	$13,855	$17,305
09/2022	$13,256	$12,454	$15,711
10/2022	$14,703	$13,769	$16,983
11/2022	$15,722	$14,460	$17,932
12/2022	$14,941	$13,601	$16,899
01/2023	$16,734	$14,960	$17,961
02/2023	$16,118	$14,536	$17,523
03/2023	$15,913	$13,791	$18,166
04/2023	$15,735	$13,607	$18,450
05/2023	$15,051	$13,219	$18,530
06/2023	$16,241	$14,394	$19,754
07/2023	$16,775	$15,237	$20,389
08/2023	$15,557	$14,651	$20,064
09/2023	$14,626	$13,867	$19,108
10/2023	$13,381	$13,089	$18,706
11/2023	$14,599	$14,276	$20,414
12/2023	$16,368	$15,775	$21,342
01/2024	$15,999	$15,332	$21,700
02/2024	$16,235	$15,947	$22,859
03/2024	$16,870	$16,732	$23,594
04/2024	$15,674	$15,680	$22,631
05/2024	$16,294	$16,341	$23,753
06/2024	$15,940	$16,012	$24,605

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (9/12/17)
R6 Class Footnote Reference1	(1.85)%	8.44%	7.10%
Russell 2500® Value Index	11.24%	8.01%	7.17%
S&P 500® Index TR	24.56%	15.05%	14.16%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$43,352,824
# of Portfolio Holdings	26
Portfolio Turnover Rate	43%
Total Management Fees Paid	$382,097

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Atlanta Braves Holdings, Inc.	5.1
Madison Square Garden Sports Corp.	5.1
Graphic Packaging Holding Co.	4.9
Ultra Clean Holdings, Inc.	4.9
Mohawk Industries, Inc.	4.9
BWX Technologies, Inc.	4.9
NCR Voyix Corp.	4.9
Lions Gate Entertainment Corp.	4.8
Ingredion, Inc.	4.8
SS&C Technologies Holdings, Inc.	4.8

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Foreign Common Stocks	1.8

Sector Allocation - % Equities

Value	Value
Energy	1.8
Consumer Staples	9.4
Health Care	9.7
Information Technology	13.8
Materials	15.1
Communication Services	15.1
Consumer Discretionary	16.6
Industrials	18.5

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective November 1, 2023, the contractual expense limitation for the R6 Class was reduced from 0.90% to 0.89% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Shapiro SMID Cap Equity Fund

Annual Shareholder Report - June 30, 2024

Class R6: SHDRX

Shapiro SMID_R6 0624

American Beacon

Shapiro SMID Cap Equity Fund

Class Y: SHDYX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$95	0.96%

How did the Fund perform last year and what affected its performance?

The Y Class of the Fund returned -1.95% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 2500 Value Index return of 11.24%.

• Over the trailing twelve months the market environment has been challenging for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• In particular,  higher interest rates contributed to underperformance by sub-advisor’s concentrated investments in complex situations.

• The sub-advisor’s security selection in the Materials and the Consumer Discretionary sectors materially detracted from Fund performance, while security selection in the Information Technology sector contributed positively to performance.

• An overweight allocation to the Communication Services sector and an underweight allocation to the Financials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 2500® Index since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from September 12, 2017 through June 30, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Y	Russell 2500® Value Index	S&P 500® Index TR
09/2017	$100,000	$100,000	$100,000
09/2017	$103,700	$103,428	$101,006
10/2017	$104,100	$103,992	$103,362
11/2017	$105,600	$107,397	$106,533
12/2017	$108,300	$107,824	$107,717
01/2018	$110,800	$109,183	$113,884
02/2018	$105,200	$103,824	$109,687
03/2018	$102,300	$104,965	$106,899
04/2018	$108,000	$106,106	$107,310
05/2018	$109,600	$110,469	$109,894
06/2018	$113,900	$111,055	$110,570
07/2018	$115,900	$113,260	$114,685
08/2018	$115,300	$115,836	$118,422
09/2018	$116,900	$114,023	$119,096
10/2018	$101,400	$104,275	$110,956
11/2018	$102,300	$106,244	$113,217
12/2018	$90,346	$94,500	$102,994
01/2019	$103,034	$105,060	$111,248
02/2019	$106,534	$108,341	$114,820
03/2019	$103,909	$106,895	$117,051
04/2019	$108,612	$110,644	$121,790
05/2019	$97,237	$102,300	$114,051
06/2019	$106,206	$108,918	$122,089
07/2019	$106,424	$109,626	$123,843
08/2019	$98,221	$104,288	$121,882
09/2019	$105,440	$109,060	$124,162
10/2019	$105,221	$110,631	$126,851
11/2019	$106,971	$113,346	$131,456
12/2019	$114,160	$116,768	$135,424
01/2020	$107,720	$112,515	$135,371
02/2020	$98,119	$101,664	$124,227
03/2020	$71,189	$76,318	$108,883
04/2020	$82,781	$86,410	$122,841
05/2020	$89,572	$90,356	$128,692
06/2020	$88,986	$92,037	$131,251
07/2020	$93,553	$94,806	$138,652
08/2020	$99,056	$99,112	$148,619
09/2020	$95,075	$95,297	$142,972
10/2020	$96,714	$97,449	$139,169
11/2020	$115,565	$114,500	$154,403
12/2020	$128,400	$122,464	$160,340
01/2021	$138,241	$125,168	$158,721
02/2021	$146,303	$136,308	$163,098
03/2021	$151,638	$143,073	$170,241
04/2021	$156,973	$149,214	$179,326
05/2021	$163,494	$152,245	$180,579
06/2021	$161,597	$150,233	$184,794
07/2021	$155,906	$148,033	$189,184
08/2021	$157,329	$151,155	$194,937
09/2021	$155,550	$147,125	$185,870
10/2021	$159,700	$154,111	$198,892
11/2021	$156,380	$148,747	$197,514
12/2021	$164,347	$156,485	$206,366
01/2022	$156,834	$148,532	$195,687
02/2022	$162,334	$150,954	$189,828
03/2022	$160,858	$154,136	$196,876
04/2022	$151,065	$143,689	$179,708
05/2022	$149,991	$146,440	$180,038
06/2022	$138,051	$130,412	$165,177
07/2022	$149,321	$143,037	$180,407
08/2022	$145,564	$138,550	$173,050
09/2022	$131,880	$124,539	$157,112
10/2022	$146,235	$137,688	$169,832
11/2022	$156,431	$144,604	$179,323
12/2022	$148,755	$136,009	$168,991
01/2023	$166,561	$149,599	$179,610
02/2023	$160,398	$145,364	$175,228
03/2023	$158,206	$137,907	$181,661
04/2023	$156,562	$136,069	$184,496
05/2023	$149,714	$132,186	$185,298
06/2023	$161,630	$143,936	$197,542
07/2023	$166,835	$152,374	$203,888
08/2023	$154,782	$146,508	$200,642
09/2023	$145,467	$138,667	$191,076
10/2023	$133,003	$130,886	$187,058
11/2023	$145,193	$142,764	$204,141
12/2023	$162,765	$157,745	$213,415
01/2024	$159,069	$153,319	$217,002
02/2024	$161,287	$159,465	$228,589
03/2024	$167,792	$167,321	$235,943
04/2024	$155,817	$156,801	$226,306
05/2024	$162,026	$163,409	$237,528
06/2024	$158,478	$160,117	$246,051

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (9/12/17)
Class Y Footnote Reference1	(1.95)%	8.33%	7.01%
Russell 2500® Value Index	11.24%	8.01%	7.17%
S&P 500® Index TR	24.56%	15.05%	14.16%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$43,352,824
# of Portfolio Holdings	26
Portfolio Turnover Rate	43%
Total Management Fees Paid	$382,097

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Atlanta Braves Holdings, Inc.	5.1
Madison Square Garden Sports Corp.	5.1
Graphic Packaging Holding Co.	4.9
Ultra Clean Holdings, Inc.	4.9
Mohawk Industries, Inc.	4.9
BWX Technologies, Inc.	4.9
NCR Voyix Corp.	4.9
Lions Gate Entertainment Corp.	4.8
Ingredion, Inc.	4.8
SS&C Technologies Holdings, Inc.	4.8

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Foreign Common Stocks	1.8

Sector Allocation - % Equities

Value	Value
Energy	1.8
Consumer Staples	9.4
Health Care	9.7
Information Technology	13.8
Materials	15.1
Communication Services	15.1
Consumer Discretionary	16.6
Industrials	18.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Shapiro SMID Cap Equity Fund

Annual Shareholder Report - June 30, 2024

Class Y: SHDYX

Shapiro SMID_Y 0624

American Beacon

SSI Alternative Income Fund

Investor Class: PSCAX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$157	1.51%

How did the Fund perform last year and what affected its performance?

The Investor Class of the Fund returned 7.50% for the twelve months ended June 30, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 2.63% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 5.40%.

• The Fund demonstrated attractive performance during the period as its hedged convertible bond strategy capitalized on interest rates that remained elevated, due to the Federal Reserve Bank’s continued narrative of ‘higher-for-longer’ rates, and income was a significant source of total return for the Fund.

• The Fund’s short duration and generally low volatility also benefited performance.

• The Fund’s holdings were diversified across sectors and industries with no individual position having a material impact on performance.

• Financials, Health Care, and Information Technology were the Fund’s largest sector exposures.

Cumulative Performance from June 30, 2014 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	ICE BofA US 3-Month Treasury Bill Index	Bloomberg US Aggregate Bond Index
06/2014	$10,000	$10,000	$10,000
07/2014	$10,020	$10,000	$9,975
08/2014	$10,000	$10,001	$10,085
09/2014	$9,922	$10,001	$10,017
10/2014	$9,824	$10,001	$10,115
11/2014	$9,805	$10,001	$10,187
12/2014	$9,737	$10,001	$10,196
01/2015	$9,737	$10,002	$10,410
02/2015	$9,777	$10,002	$10,312
03/2015	$9,796	$10,002	$10,360
04/2015	$9,865	$10,002	$10,323
05/2015	$9,865	$10,002	$10,298
06/2015	$9,807	$10,002	$10,186
07/2015	$9,727	$10,002	$10,257
08/2015	$9,637	$10,003	$10,242
09/2015	$9,597	$10,003	$10,311
10/2015	$9,647	$10,003	$10,313
11/2015	$9,597	$10,003	$10,286
12/2015	$9,482	$10,007	$10,252
01/2016	$9,310	$10,007	$10,393
02/2016	$9,280	$10,009	$10,467
03/2016	$9,452	$10,014	$10,563
04/2016	$9,624	$10,017	$10,604
05/2016	$9,706	$10,018	$10,607
06/2016	$9,750	$10,021	$10,797
07/2016	$9,883	$10,024	$10,865
08/2016	$9,984	$10,026	$10,853
09/2016	$9,984	$10,031	$10,847
10/2016	$10,015	$10,033	$10,764
11/2016	$9,984	$10,035	$10,509
12/2016	$10,001	$10,039	$10,524
01/2017	$10,094	$10,044	$10,544
02/2017	$10,124	$10,048	$10,615
03/2017	$10,145	$10,050	$10,610
04/2017	$10,186	$10,057	$10,692
05/2017	$10,206	$10,062	$10,774
06/2017	$10,252	$10,070	$10,763
07/2017	$10,293	$10,079	$10,809
08/2017	$10,324	$10,088	$10,906
09/2017	$10,365	$10,097	$10,854
10/2017	$10,375	$10,106	$10,861
11/2017	$10,396	$10,114	$10,847
12/2017	$10,407	$10,125	$10,897
01/2018	$10,428	$10,137	$10,771
02/2018	$10,448	$10,147	$10,669
03/2018	$10,448	$10,161	$10,737
04/2018	$10,469	$10,175	$10,658
05/2018	$10,480	$10,190	$10,734
06/2018	$10,483	$10,207	$10,720
07/2018	$10,472	$10,223	$10,723
08/2018	$10,514	$10,242	$10,792
09/2018	$10,504	$10,257	$10,722
10/2018	$10,514	$10,275	$10,638
11/2018	$10,483	$10,296	$10,701
12/2018	$10,432	$10,315	$10,898
01/2019	$10,559	$10,335	$11,014
02/2019	$10,622	$10,354	$11,007
03/2019	$10,707	$10,377	$11,219
04/2019	$10,770	$10,396	$11,221
05/2019	$10,749	$10,420	$11,421
06/2019	$10,855	$10,443	$11,564
07/2019	$10,927	$10,462	$11,589
08/2019	$10,980	$10,484	$11,890
09/2019	$10,991	$10,502	$11,826
10/2019	$11,034	$10,522	$11,862
11/2019	$11,034	$10,535	$11,856
12/2019	$11,091	$10,550	$11,848
01/2020	$11,178	$10,565	$12,076
02/2020	$11,178	$10,580	$12,293
03/2020	$10,380	$10,611	$12,221
04/2020	$10,610	$10,612	$12,438
05/2020	$10,741	$10,612	$12,496
06/2020	$11,102	$10,613	$12,575
07/2020	$11,316	$10,615	$12,762
08/2020	$11,658	$10,616	$12,659
09/2020	$11,724	$10,617	$12,652
10/2020	$11,769	$10,619	$12,596
11/2020	$12,066	$10,620	$12,720
12/2020	$12,197	$10,621	$12,737
01/2021	$12,321	$10,622	$12,646
02/2021	$12,501	$10,623	$12,463
03/2021	$12,444	$10,623	$12,308
04/2021	$12,456	$10,624	$12,405
05/2021	$12,456	$10,624	$12,445
06/2021	$12,523	$10,623	$12,533
07/2021	$12,511	$10,624	$12,673
08/2021	$12,545	$10,624	$12,649
09/2021	$12,613	$10,625	$12,539
10/2021	$12,715	$10,625	$12,536
11/2021	$12,636	$10,625	$12,573
12/2021	$12,641	$10,626	$12,541
01/2022	$12,552	$10,625	$12,271
02/2022	$12,451	$10,627	$12,134
03/2022	$12,426	$10,630	$11,797
04/2022	$12,236	$10,632	$11,349
05/2022	$12,033	$10,639	$11,422
06/2022	$11,768	$10,641	$11,243
07/2022	$11,900	$10,647	$11,518
08/2022	$12,027	$10,664	$11,192
09/2022	$11,798	$10,690	$10,709
10/2022	$11,900	$10,707	$10,570
11/2022	$11,951	$10,742	$10,959
12/2022	$11,974	$10,781	$10,909
01/2023	$12,269	$10,814	$11,245
02/2023	$12,256	$10,850	$10,954
03/2023	$12,090	$10,896	$11,232
04/2023	$12,179	$10,931	$11,300
05/2023	$12,205	$10,974	$11,177
06/2023	$12,384	$11,024	$11,137
07/2023	$12,506	$11,068	$11,130
08/2023	$12,558	$11,118	$11,059
09/2023	$12,584	$11,169	$10,778
10/2023	$12,440	$11,218	$10,607
11/2023	$12,624	$11,269	$11,088
12/2023	$12,886	$11,321	$11,512
01/2024	$12,967	$11,370	$11,481
02/2024	$13,022	$11,416	$11,318
03/2024	$13,161	$11,468	$11,423
04/2024	$13,162	$11,517	$11,134
05/2024	$13,257	$11,572	$11,323
06/2024	$13,313	$11,619	$11,430

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor Class Footnote Reference1	7.50%	4.17%	2.90%
ICE BofA US 3-Month Treasury Bill Index	5.40%	2.16%	1.51%
Bloomberg US Aggregate Bond Index	2.63%	(0.23)%	1.35%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$176,031,445
# of Portfolio Holdings	109
Portfolio Turnover Rate	127%
Total Management Fees Paid	$1,561,120

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Royal Caribbean Cruises Ltd., 6.000%, Due 8/15/2025	2.1
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051	2.0
RWT Holdings, Inc., 5.750%, Due 10/1/2025	1.9
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1.7
PG&E Corp., 4.250%, Due 12/1/2027	1.7
Liberty Media Corp., 3.750%, Due 3/15/2028	1.6
Cheesecake Factory, Inc., 0.375%, Due 6/15/2026	1.4
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	1.3
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029	1.3
Western Digital Corp., 3.000%, Due 11/15/2028	1.3

Includes long positions only.

Asset Allocation - % Investments

Value	Value
Convertible Obligations	89.4
Foreign Convertible Obligations	4.8
Convertible Preferred Stocks	3.1
Preferred Stocks	2.7

Top Ten Industry Allocations - % Fixed Income

Value	Value
Commercial Services	3.7
Electric	5.0
Leisure Time	5.2
Pharmaceuticals	5.8
Media	6.0
Health Care - Products	6.7
Internet	7.1
Diversified Financial Services	7.3
REITS	9.3
Software	12.9

Includes long convertible bond and preferred stock holdings only. Excludes equity short positions.

Sector Allocation - % Equities

Value	Value
Information Technology	9.4
Materials	9.9
Industrials	25.7
Financials	55.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

SSI Alternative Income Fund

Annual Shareholder Report - June 30, 2024

Investor Class: PSCAX

SSI_Investor 0624

American Beacon

SSI Alternative Income Fund

Class R5: SSIJX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$123	1.18%

How did the Fund perform last year and what affected its performance?

The R5 Class of the Fund returned 7.90% for the twelve months ended June 30, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 2.63% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 5.40%.

• The Fund demonstrated attractive performance during the period as its hedged convertible bond strategy capitalized on interest rates that remained elevated, due to the Federal Reserve Bank’s continued narrative of ‘higher-for-longer’ rates, and income was a significant source of total return for the Fund.

• The Fund’s short duration and generally low volatility also benefited performance.

• The Fund’s holdings were diversified across sectors and industries with no individual position having a material impact on performance.

• Financials, Health Care, and Information Technology were the Fund’s largest sector exposures.

Cumulative Performance from June 30, 2014 through June 30, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	ICE BofA US 3-Month Treasury Bill Index	Bloomberg US Aggregate Bond Index
06/2014	$250,000	$250,000	$250,000
07/2014	$250,244	$250,007	$249,373
08/2014	$250,000	$250,018	$252,126
09/2014	$248,293	$250,025	$250,415
10/2014	$245,610	$250,029	$252,876
11/2014	$245,366	$250,033	$254,670
12/2014	$243,671	$250,036	$254,908
01/2015	$243,671	$250,044	$260,253
02/2015	$244,904	$250,044	$257,806
03/2015	$245,151	$250,044	$259,003
04/2015	$247,124	$250,047	$258,074
05/2015	$247,124	$250,051	$257,452
06/2015	$245,633	$250,058	$254,645
07/2015	$243,886	$250,044	$256,415
08/2015	$241,639	$250,083	$256,047
09/2015	$240,641	$250,087	$257,779
10/2015	$241,889	$250,069	$257,822
11/2015	$240,641	$250,083	$257,141
12/2015	$237,840	$250,167	$256,310
01/2016	$233,515	$250,174	$259,837
02/2016	$233,007	$250,236	$261,680
03/2016	$237,331	$250,352	$264,081
04/2016	$241,655	$250,417	$265,095
05/2016	$243,690	$250,439	$265,163
06/2016	$244,883	$250,533	$269,927
07/2016	$248,210	$250,602	$271,634
08/2016	$250,769	$250,649	$271,323
09/2016	$250,769	$250,772	$271,164
10/2016	$251,536	$250,834	$269,090
11/2016	$251,025	$250,877	$262,725
12/2016	$251,350	$250,982	$263,096
01/2017	$253,928	$251,095	$263,612
02/2017	$254,701	$251,200	$265,384
03/2017	$255,217	$251,244	$265,244
04/2017	$256,248	$251,414	$267,291
05/2017	$256,763	$251,541	$269,349
06/2017	$257,970	$251,751	$269,078
07/2017	$259,269	$251,965	$270,235
08/2017	$260,048	$252,201	$272,659
09/2017	$261,087	$252,418	$271,361
10/2017	$261,607	$252,643	$271,518
11/2017	$262,126	$252,853	$271,169
12/2017	$262,287	$253,132	$272,414
01/2018	$263,075	$253,437	$269,277
02/2018	$263,600	$253,676	$266,724
03/2018	$263,600	$254,031	$268,435
04/2018	$264,125	$254,365	$266,438
05/2018	$264,650	$254,753	$268,340
06/2018	$264,789	$255,181	$268,010
07/2018	$264,524	$255,580	$268,073
08/2018	$265,848	$256,040	$269,798
09/2018	$265,584	$256,435	$268,061
10/2018	$265,848	$256,877	$265,942
11/2018	$265,054	$257,407	$267,530
12/2018	$263,794	$257,878	$272,445
01/2019	$267,004	$258,386	$275,338
02/2019	$268,609	$258,846	$275,179
03/2019	$270,750	$259,426	$280,463
04/2019	$272,622	$259,912	$280,534
05/2019	$272,087	$260,507	$285,514
06/2019	$274,763	$261,083	$289,100
07/2019	$276,737	$261,558	$289,736
08/2019	$278,093	$262,094	$297,243
09/2019	$278,636	$262,551	$295,660
10/2019	$279,721	$263,055	$296,551
11/2019	$279,721	$263,385	$296,400
12/2019	$281,339	$263,759	$296,193
01/2020	$283,281	$264,114	$301,893
02/2020	$283,559	$264,502	$307,327
03/2020	$263,304	$265,274	$305,518
04/2020	$269,408	$265,296	$310,949
05/2020	$272,738	$265,299	$312,397
06/2020	$281,894	$265,336	$314,365
07/2020	$287,359	$265,386	$319,061
08/2020	$296,322	$265,408	$316,485
09/2020	$298,282	$265,437	$316,312
10/2020	$299,123	$265,466	$314,899
11/2020	$306,965	$265,492	$317,989
12/2020	$310,273	$265,521	$318,427
01/2021	$313,708	$265,542	$316,144
02/2021	$318,288	$265,568	$311,579
03/2021	$316,857	$265,586	$307,688
04/2021	$317,143	$265,589	$310,119
05/2021	$317,143	$265,597	$311,132
06/2021	$319,147	$265,586	$313,318
07/2021	$318,958	$265,600	$316,821
08/2021	$319,825	$265,611	$316,218
09/2021	$321,558	$265,626	$313,480
10/2021	$324,447	$265,615	$313,394
11/2021	$322,425	$265,629	$314,321
12/2021	$322,800	$265,651	$313,517
01/2022	$320,536	$265,637	$306,763
02/2022	$317,948	$265,673	$303,340
03/2022	$317,302	$265,753	$294,913
04/2022	$312,773	$265,792	$283,721
05/2022	$307,598	$265,974	$285,551
06/2022	$300,482	$266,032	$281,071
07/2022	$304,189	$266,169	$287,939
08/2022	$307,453	$266,597	$279,803
09/2022	$301,904	$267,261	$267,714
10/2022	$304,189	$267,681	$264,246
11/2022	$305,821	$268,544	$273,964
12/2022	$306,293	$269,516	$272,728
01/2023	$314,181	$270,361	$281,118
02/2023	$313,852	$271,241	$273,850
03/2023	$309,580	$272,409	$280,806
04/2023	$312,209	$273,268	$282,508
05/2023	$312,866	$274,338	$279,432
06/2023	$317,467	$275,592	$278,435
07/2023	$320,956	$276,691	$278,241
08/2023	$322,300	$277,938	$276,464
09/2023	$322,972	$279,214	$269,439
10/2023	$319,276	$280,461	$265,187
11/2023	$323,981	$281,719	$277,196
12/2023	$330,947	$283,031	$287,807
01/2024	$333,021	$284,242	$287,016
02/2024	$334,475	$285,406	$282,961
03/2024	$338,459	$286,690	$285,574
04/2024	$338,544	$287,919	$278,361
05/2024	$341,063	$289,300	$283,080
06/2024	$342,551	$290,478	$285,760

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R5 Footnote Reference1	7.90%	4.51%	3.20%
ICE BofA US 3-Month Treasury Bill Index	5.40%	2.16%	1.51%
Bloomberg US Aggregate Bond Index	2.63%	(0.23)%	1.35%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$176,031,445
# of Portfolio Holdings	109
Portfolio Turnover Rate	127%
Total Management Fees Paid	$1,561,120

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Royal Caribbean Cruises Ltd., 6.000%, Due 8/15/2025	2.1
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051	2.0
RWT Holdings, Inc., 5.750%, Due 10/1/2025	1.9
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1.7
PG&E Corp., 4.250%, Due 12/1/2027	1.7
Liberty Media Corp., 3.750%, Due 3/15/2028	1.6
Cheesecake Factory, Inc., 0.375%, Due 6/15/2026	1.4
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	1.3
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029	1.3
Western Digital Corp., 3.000%, Due 11/15/2028	1.3

Includes long positions only.

Asset Allocation - % Investments

Value	Value
Convertible Obligations	89.4
Foreign Convertible Obligations	4.8
Convertible Preferred Stocks	3.1
Preferred Stocks	2.7

Top Ten Industry Allocations - % Fixed Income

Value	Value
Commercial Services	3.7
Electric	5.0
Leisure Time	5.2
Pharmaceuticals	5.8
Media	6.0
Health Care - Products	6.7
Internet	7.1
Diversified Financial Services	7.3
REITS	9.3
Software	12.9

Includes long convertible bond and preferred stock holdings only. Excludes equity short positions.

Sector Allocation - % Equities

Value	Value
Information Technology	9.4
Materials	9.9
Industrials	25.7
Financials	55.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

SSI Alternative Income Fund

Annual Shareholder Report - June 30, 2024

Class R5: SSIJX

SSI_R5 0624

American Beacon

SSI Alternative Income Fund

Class Y: PSCIX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$131	1.26%

How did the Fund perform last year and what affected its performance?

The Y Class of the Fund returned 7.80% for the twelve months ended June 30, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 2.63% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 5.40%.

• The Fund demonstrated attractive performance during the period as its hedged convertible bond strategy capitalized on interest rates that remained elevated, due to the Federal Reserve Bank’s continued narrative of ‘higher-for-longer’ rates, and income was a significant source of total return for the Fund.

• The Fund’s short duration and generally low volatility also benefited performance.

• The Fund’s holdings were diversified across sectors and industries with no individual position having a material impact on performance.

• Financials, Health Care, and Information Technology were the Fund’s largest sector exposures.

Cumulative Performance from June 30, 2014 through June 30, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Y	ICE BofA US 3-Month Treasury Bill Index	Bloomberg US Aggregate Bond Index
06/2014	$100,000	$100,000	$100,000
07/2014	$100,098	$100,003	$99,749
08/2014	$100,000	$100,007	$100,850
09/2014	$99,317	$100,010	$100,166
10/2014	$98,244	$100,012	$101,150
11/2014	$98,146	$100,013	$101,868
12/2014	$97,468	$100,015	$101,963
01/2015	$97,468	$100,017	$104,101
02/2015	$97,962	$100,017	$103,122
03/2015	$98,060	$100,017	$103,601
04/2015	$98,849	$100,019	$103,230
05/2015	$98,849	$100,020	$102,981
06/2015	$98,253	$100,023	$101,858
07/2015	$97,554	$100,017	$102,566
08/2015	$96,656	$100,033	$102,419
09/2015	$96,256	$100,035	$103,112
10/2015	$96,756	$100,028	$103,129
11/2015	$96,256	$100,033	$102,856
12/2015	$95,136	$100,067	$102,524
01/2016	$93,406	$100,070	$103,935
02/2016	$93,203	$100,094	$104,672
03/2016	$94,932	$100,141	$105,632
04/2016	$96,662	$100,167	$106,038
05/2016	$97,476	$100,175	$106,065
06/2016	$97,953	$100,213	$107,971
07/2016	$99,284	$100,241	$108,653
08/2016	$100,308	$100,260	$108,529
09/2016	$100,308	$100,309	$108,466
10/2016	$100,615	$100,334	$107,636
11/2016	$100,410	$100,351	$105,090
12/2016	$100,540	$100,393	$105,238
01/2017	$101,571	$100,438	$105,445
02/2017	$101,880	$100,480	$106,153
03/2017	$102,087	$100,497	$106,098
04/2017	$102,499	$100,566	$106,917
05/2017	$102,705	$100,616	$107,739
06/2017	$103,188	$100,700	$107,631
07/2017	$103,708	$100,786	$108,094
08/2017	$104,019	$100,880	$109,064
09/2017	$104,435	$100,967	$108,544
10/2017	$104,643	$101,057	$108,607
11/2017	$104,851	$101,141	$108,468
12/2017	$104,915	$101,253	$108,966
01/2018	$105,230	$101,375	$107,711
02/2018	$105,440	$101,470	$106,690
03/2018	$105,440	$101,613	$107,374
04/2018	$105,650	$101,746	$106,575
05/2018	$105,860	$101,901	$107,336
06/2018	$105,916	$102,072	$107,204
07/2018	$105,810	$102,232	$107,229
08/2018	$106,339	$102,416	$107,919
09/2018	$106,233	$102,574	$107,224
10/2018	$106,339	$102,751	$106,377
11/2018	$106,022	$102,963	$107,012
12/2018	$105,517	$103,151	$108,978
01/2019	$106,802	$103,354	$110,135
02/2019	$107,444	$103,538	$110,071
03/2019	$108,300	$103,770	$112,185
04/2019	$109,049	$103,965	$112,214
05/2019	$108,835	$104,203	$114,206
06/2019	$109,905	$104,433	$115,640
07/2019	$110,695	$104,623	$115,894
08/2019	$111,237	$104,838	$118,897
09/2019	$111,346	$105,021	$118,264
10/2019	$111,889	$105,222	$118,620
11/2019	$111,889	$105,354	$118,560
12/2019	$112,486	$105,503	$118,477
01/2020	$113,262	$105,646	$120,757
02/2020	$113,373	$105,801	$122,931
03/2020	$105,275	$106,110	$122,207
04/2020	$107,605	$106,118	$124,380
05/2020	$109,047	$106,120	$124,959
06/2020	$112,707	$106,134	$125,746
07/2020	$114,893	$106,155	$127,624
08/2020	$118,364	$106,163	$126,594
09/2020	$119,148	$106,175	$126,525
10/2020	$119,596	$106,186	$125,960
11/2020	$122,619	$106,197	$127,196
12/2020	$123,932	$106,208	$127,371
01/2021	$125,305	$106,217	$126,458
02/2021	$127,136	$106,227	$124,632
03/2021	$126,564	$106,234	$123,075
04/2021	$126,679	$106,236	$124,048
05/2021	$126,793	$106,239	$124,453
06/2021	$127,480	$106,234	$125,327
07/2021	$127,322	$106,240	$126,729
08/2021	$127,784	$106,244	$126,487
09/2021	$128,476	$106,250	$125,392
10/2021	$129,515	$106,246	$125,358
11/2021	$128,707	$106,252	$125,728
12/2021	$128,802	$106,260	$125,407
01/2022	$127,897	$106,255	$122,705
02/2022	$126,993	$106,269	$121,336
03/2022	$126,606	$106,301	$117,965
04/2022	$124,797	$106,317	$113,489
05/2022	$122,859	$106,389	$114,220
06/2022	$120,017	$106,413	$112,428
07/2022	$121,556	$106,468	$115,176
08/2022	$122,728	$106,639	$111,921
09/2022	$120,513	$106,904	$107,085
10/2022	$121,425	$107,073	$105,698
11/2022	$122,077	$107,418	$109,586
12/2022	$122,348	$107,806	$109,091
01/2023	$125,364	$108,144	$112,447
02/2023	$125,233	$108,497	$109,540
03/2023	$123,528	$108,964	$112,323
04/2023	$124,578	$109,307	$113,003
05/2023	$124,840	$109,735	$111,773
06/2023	$126,676	$110,237	$111,374
07/2023	$128,068	$110,676	$111,297
08/2023	$128,470	$111,175	$110,586
09/2023	$128,738	$111,686	$107,775
10/2023	$127,397	$112,184	$106,075
11/2023	$129,141	$112,688	$110,878
12/2023	$131,920	$113,213	$115,123
01/2024	$132,886	$113,697	$114,807
02/2024	$133,328	$114,162	$113,185
03/2024	$134,918	$114,676	$114,230
04/2024	$134,952	$115,167	$111,344
05/2024	$135,957	$115,720	$113,232
06/2024	$136,552	$116,191	$114,304

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class Y Footnote Reference1	7.80%	4.44%	3.16%
ICE BofA US 3-Month Treasury Bill Index	5.40%	2.16%	1.51%
Bloomberg US Aggregate Bond Index	2.63%	(0.23)%	1.35%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$176,031,445
# of Portfolio Holdings	109
Portfolio Turnover Rate	127%
Total Management Fees Paid	$1,561,120

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Royal Caribbean Cruises Ltd., 6.000%, Due 8/15/2025	2.1
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051	2.0
RWT Holdings, Inc., 5.750%, Due 10/1/2025	1.9
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1.7
PG&E Corp., 4.250%, Due 12/1/2027	1.7
Liberty Media Corp., 3.750%, Due 3/15/2028	1.6
Cheesecake Factory, Inc., 0.375%, Due 6/15/2026	1.4
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	1.3
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029	1.3
Western Digital Corp., 3.000%, Due 11/15/2028	1.3

Includes long positions only.

Asset Allocation - % Investments

Value	Value
Convertible Obligations	89.4
Foreign Convertible Obligations	4.8
Convertible Preferred Stocks	3.1
Preferred Stocks	2.7

Top Ten Industry Allocations - % Fixed Income

Value	Value
Commercial Services	3.7
Electric	5.0
Leisure Time	5.2
Pharmaceuticals	5.8
Media	6.0
Health Care - Products	6.7
Internet	7.1
Diversified Financial Services	7.3
REITS	9.3
Software	12.9

Includes long convertible bond and preferred stock holdings only. Excludes equity short positions.

Sector Allocation - % Equities

Value	Value
Information Technology	9.4
Materials	9.9
Industrials	25.7
Financials	55.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

SSI Alternative Income Fund

Annual Shareholder Report - June 30, 2024

Class Y: PSCIX

SSI_Y 0624

American Beacon

TwentyFour Sustainable Short Term Bond Fund

Class A: TFBAX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.87%

How did the Fund perform last year and what affected its performance?

The A Class of the Fund returned 4.56% (with sales charges) and 7.30% (without sales charges) for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20% and the ICE BofA 1-3 Year U.S. Corporate Index return of 6.01%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Investments in the Financials sector generated the largest contribution to the Fund’s return, followed by selections in the Investment Grade Corporate Bonds sector.

• The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from February 18, 2020 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	ICE BofA 1-3 Year US Corporate Index	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
02/2020	$9,747	$10,000	$10,000
02/2020	$9,698	$10,051	$10,111
03/2020	$9,400	$9,770	$9,953
04/2020	$9,576	$10,002	$10,114
05/2020	$9,633	$10,117	$10,143
06/2020	$9,709	$10,198	$10,194
07/2020	$9,788	$10,249	$10,305
08/2020	$9,838	$10,275	$10,230
09/2020	$9,859	$10,274	$10,268
10/2020	$9,869	$10,292	$10,268
11/2020	$9,959	$10,328	$10,327
12/2020	$9,995	$10,350	$10,359
01/2021	$10,005	$10,355	$10,303
02/2021	$9,999	$10,360	$10,143
03/2021	$10,012	$10,351	$10,103
04/2021	$10,054	$10,373	$10,129
05/2021	$10,065	$10,395	$10,152
06/2021	$10,088	$10,387	$10,202
07/2021	$10,114	$10,404	$10,328
08/2021	$10,114	$10,409	$10,308
09/2021	$10,094	$10,406	$10,210
10/2021	$10,031	$10,371	$10,184
11/2021	$10,010	$10,356	$10,256
12/2021	$10,022	$10,349	$10,215
01/2022	$9,950	$10,271	$10,054
02/2022	$9,874	$10,192	$9,920
03/2022	$9,856	$10,022	$9,707
04/2022	$9,782	$9,948	$9,446
05/2022	$9,748	$10,007	$9,433
06/2022	$9,541	$9,921	$9,290
07/2022	$9,654	$9,994	$9,526
08/2022	$9,560	$9,937	$9,278
09/2022	$9,353	$9,793	$8,980
10/2022	$9,446	$9,771	$8,949
11/2022	$9,552	$9,900	$9,177
12/2022	$9,612	$9,929	$9,069
01/2023	$9,750	$10,033	$9,278
02/2023	$9,733	$9,970	$9,130
03/2023	$9,735	$10,057	$9,332
04/2023	$9,786	$10,116	$9,380
05/2023	$9,793	$10,100	$9,343
06/2023	$9,777	$10,086	$9,338
07/2023	$9,889	$10,154	$9,341
08/2023	$9,913	$10,185	$9,329
09/2023	$9,970	$10,178	$9,168
10/2023	$10,002	$10,200	$9,103
11/2023	$10,118	$10,349	$9,416
12/2023	$10,272	$10,486	$9,717
01/2024	$10,320	$10,542	$9,698
02/2024	$10,322	$10,520	$9,631
03/2024	$10,391	$10,575	$9,718
04/2024	$10,375	$10,554	$9,562
05/2024	$10,434	$10,639	$9,646
06/2024	$10,491	$10,692	$9,730

Average Annual Total Returns (%)

	1 Year	Since Inception (2/18/20)
Class A without Sales Charge Footnote Reference1	7.30%	1.70%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	4.56%	1.10%
ICE BofA 1-3 Year US Corporate Index	6.01%	1.55%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	(0.63)%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$10,609,008
# of Portfolio Holdings	71
Portfolio Turnover Rate	117%
Total Management Fees Paid	$67,646

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.100%, Due 4/12/2029	7.3
U.S. Treasury Notes, 4.500%, Due 5/31/2029	3.0
Nationwide Building Society, 5.875%, Due 12/20/2024	2.4
Haleon U.K. Capital PLC, 3.125%, Due 3/24/2025	2.3
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.3
Tower Bridge Funding PLC, 7.034%, Due 11/20/2063	2.0
U.S. Treasury Notes, 4.125%, Due 3/31/2029	1.9
Societe Generale SA, 2.226%, Due 1/21/2026	1.8
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025	1.7
Bunzl Finance PLC, 2.250%, Due 6/11/2025	1.6

Excludes currency forwards.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	68.0
Corporate Obligations	14.3
Foreign Sovereign Obligations	7.7
U.S. Treasury Obligations	5.1
Collateralized Mortgage Obligations	4.9

Excludes currency forwards.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Cosmetics/Personal Care	2.4
Software	3.9
Collateralized Mortgage Obligations	4.9
U.S. Treasury Obligations	5.1
Telecommunications	5.7
Electric	5.9
Savings & Loans	6.2
Foreign Sovereign Obligations	7.7
Insurance	13.6
Banks	23.8

 Top Ten Countries - % Investments

Value	Value
Denmark	1.0
Belgium	1.1
Australia	1.1
Spain	2.2
Sweden	2.3
Netherlands	4.6
Germany	8.9
France	10.8
United States	19.4
United Kingdom	48.6

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

TwentyFour Sustainable Short Term Bond Fund

Annual Shareholder Report - June 30, 2024

Class A: TFBAX

TwentyFour SSTB_A 0624

American Beacon

TwentyFour Sustainable Short Term Bond Fund

Class C: TFBCX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.52%

How did the Fund perform last year and what affected its performance?

The C Class of the Fund returned 5.71% (with sales charges) and 6.71% (without sales charges) for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20% and the ICE BofA 1-3 Year U.S. Corporate Index return of 6.01%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Investments in the Financials sector generated the largest contribution to the Fund’s return, followed by selections in the Investment Grade Corporate Bonds sector.

• The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from February 18, 2020 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	ICE BofA 1-3 Year US Corporate Index	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
02/2020	$10,000	$10,000	$10,000
02/2020	$9,950	$10,051	$10,111
03/2020	$9,635	$9,770	$9,953
04/2020	$9,805	$10,002	$10,114
05/2020	$9,844	$10,117	$10,143
06/2020	$9,921	$10,198	$10,194
07/2020	$9,992	$10,249	$10,305
08/2020	$10,043	$10,275	$10,230
09/2020	$10,065	$10,274	$10,268
10/2020	$10,065	$10,292	$10,268
11/2020	$10,147	$10,328	$10,327
12/2020	$10,184	$10,350	$10,359
01/2021	$10,184	$10,355	$10,303
02/2021	$10,168	$10,360	$10,143
03/2021	$10,181	$10,351	$10,103
04/2021	$10,214	$10,373	$10,129
05/2021	$10,225	$10,395	$10,152
06/2021	$10,239	$10,387	$10,202
07/2021	$10,250	$10,404	$10,328
08/2021	$10,250	$10,409	$10,308
09/2021	$10,229	$10,406	$10,210
10/2021	$10,155	$10,371	$10,184
11/2021	$10,133	$10,356	$10,256
12/2021	$10,134	$10,349	$10,215
01/2022	$10,061	$10,271	$10,054
02/2022	$9,972	$10,192	$9,920
03/2022	$9,944	$10,022	$9,707
04/2022	$9,867	$9,948	$9,446
05/2022	$9,823	$10,007	$9,433
06/2022	$9,610	$9,921	$9,290
07/2022	$9,726	$9,994	$9,526
08/2022	$9,619	$9,937	$9,278
09/2022	$9,407	$9,793	$8,980
10/2022	$9,492	$9,771	$8,949
11/2022	$9,600	$9,900	$9,177
12/2022	$9,651	$9,929	$9,069
01/2023	$9,781	$10,033	$9,278
02/2023	$9,763	$9,970	$9,130
03/2023	$9,754	$10,057	$9,332
04/2023	$9,806	$10,116	$9,380
05/2023	$9,801	$10,100	$9,343
06/2023	$9,771	$10,086	$9,338
07/2023	$9,882	$10,154	$9,341
08/2023	$9,907	$10,185	$9,329
09/2023	$9,953	$10,178	$9,168
10/2023	$9,986	$10,200	$9,103
11/2023	$10,093	$10,349	$9,416
12/2023	$10,239	$10,486	$9,717
01/2024	$10,276	$10,542	$9,698
02/2024	$10,278	$10,520	$9,631
03/2024	$10,349	$10,575	$9,718
04/2024	$10,320	$10,554	$9,562
05/2024	$10,380	$10,639	$9,646
06/2024	$10,427	$10,692	$9,730

Average Annual Total Returns (%)

	1 Year	Since Inception (2/18/20)
Class C without Deferred Sales Charge Footnote Reference1	6.71%	0.96%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	5.71%	0.96%
ICE BofA 1-3 Year US Corporate Index	6.01%	1.55%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	(0.63)%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$10,609,008
# of Portfolio Holdings	71
Portfolio Turnover Rate	117%
Total Management Fees Paid	$67,646

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.100%, Due 4/12/2029	7.3
U.S. Treasury Notes, 4.500%, Due 5/31/2029	3.0
Nationwide Building Society, 5.875%, Due 12/20/2024	2.4
Haleon U.K. Capital PLC, 3.125%, Due 3/24/2025	2.3
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.3
Tower Bridge Funding PLC, 7.034%, Due 11/20/2063	2.0
U.S. Treasury Notes, 4.125%, Due 3/31/2029	1.9
Societe Generale SA, 2.226%, Due 1/21/2026	1.8
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025	1.7
Bunzl Finance PLC, 2.250%, Due 6/11/2025	1.6

Excludes currency forwards.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	68.0
Corporate Obligations	14.3
Foreign Sovereign Obligations	7.7
U.S. Treasury Obligations	5.1
Collateralized Mortgage Obligations	4.9

Excludes currency forwards.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Cosmetics/Personal Care	2.4
Software	3.9
Collateralized Mortgage Obligations	4.9
U.S. Treasury Obligations	5.1
Telecommunications	5.7
Electric	5.9
Savings & Loans	6.2
Foreign Sovereign Obligations	7.7
Insurance	13.6
Banks	23.8

 Top Ten Countries - % Investments

Value	Value
Denmark	1.0
Belgium	1.1
Australia	1.1
Spain	2.2
Sweden	2.3
Netherlands	4.6
Germany	8.9
France	10.8
United States	19.4
United Kingdom	48.6

Excludes foreign exchange holdings.

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective November 1, 2023, the contractual expense limitation for the C Class was reduced from 1.62% to 1.48% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

TwentyFour Sustainable Short Term Bond Fund

Annual Shareholder Report - June 30, 2024

Class C: TFBCX

TwentyFour SSTB_C 0624

American Beacon

TwentyFour Sustainable Short Term Bond Fund

Class R6: TFBRX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.47%

How did the Fund perform last year and what affected its performance?

The R6 Class of the Fund returned 4.69% for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20% and the ICE BofA 1-3 Year U.S. Corporate Index return of 6.01%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Investments in the Financials sector generated the largest contribution to the Fund’s return, followed by selections in the Investment Grade Corporate Bonds sector.

• The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from February 18, 2020 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	ICE BofA 1-3 Year US Corporate Index	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
02/2020	$10,000	$10,000	$10,000
02/2020	$9,960	$10,051	$10,111
03/2020	$9,655	$9,770	$9,953
04/2020	$9,845	$10,002	$10,114
05/2020	$9,904	$10,117	$10,143
06/2020	$9,981	$10,198	$10,194
07/2020	$10,052	$10,249	$10,305
08/2020	$10,114	$10,275	$10,230
09/2020	$10,146	$10,274	$10,268
10/2020	$10,156	$10,292	$10,268
11/2020	$10,248	$10,328	$10,327
12/2020	$10,295	$10,350	$10,359
01/2021	$10,305	$10,355	$10,303
02/2021	$10,299	$10,360	$10,143
03/2021	$10,323	$10,351	$10,103
04/2021	$10,366	$10,373	$10,129
05/2021	$10,387	$10,395	$10,152
06/2021	$10,412	$10,387	$10,202
07/2021	$10,431	$10,404	$10,328
08/2021	$10,441	$10,409	$10,308
09/2021	$10,420	$10,406	$10,210
10/2021	$10,367	$10,371	$10,184
11/2021	$10,345	$10,356	$10,256
12/2021	$10,367	$10,349	$10,215
01/2022	$10,294	$10,271	$10,054
02/2022	$10,205	$10,192	$9,920
03/2022	$10,198	$10,022	$9,707
04/2022	$10,121	$9,948	$9,446
05/2022	$10,087	$10,007	$9,433
06/2022	$9,884	$9,921	$9,290
07/2022	$10,010	$9,994	$9,526
08/2022	$9,913	$9,937	$9,278
09/2022	$9,701	$9,793	$8,980
10/2022	$9,796	$9,771	$8,949
11/2022	$9,926	$9,900	$9,177
12/2022	$9,977	$9,929	$9,069
01/2023	$10,130	$10,033	$9,278
02/2023	$10,113	$9,970	$9,130
03/2023	$10,115	$10,057	$9,332
04/2023	$10,179	$10,116	$9,380
05/2023	$10,187	$10,100	$9,343
06/2023	$10,171	$10,086	$9,338
07/2023	$10,285	$10,154	$9,341
08/2023	$10,322	$10,185	$9,329
09/2023	$10,380	$10,178	$9,168
10/2023	$10,425	$10,200	$9,103
11/2023	$10,240	$10,349	$9,416
12/2023	$10,386	$10,486	$9,717
01/2024	$10,435	$10,542	$9,698
02/2024	$10,449	$10,520	$9,631
03/2024	$10,533	$10,575	$9,718
04/2024	$10,516	$10,554	$9,562
05/2024	$10,576	$10,639	$9,646
06/2024	$10,648	$10,692	$9,730

Average Annual Total Returns (%)

	1 Year	Since Inception (2/18/20)
R6 Class Footnote Reference1	4.69%	1.45%
ICE BofA 1-3 Year US Corporate Index	6.01%	1.55%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	(0.63)%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$10,609,008
# of Portfolio Holdings	71
Portfolio Turnover Rate	117%
Total Management Fees Paid	$67,646

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.100%, Due 4/12/2029	7.3
U.S. Treasury Notes, 4.500%, Due 5/31/2029	3.0
Nationwide Building Society, 5.875%, Due 12/20/2024	2.4
Haleon U.K. Capital PLC, 3.125%, Due 3/24/2025	2.3
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.3
Tower Bridge Funding PLC, 7.034%, Due 11/20/2063	2.0
U.S. Treasury Notes, 4.125%, Due 3/31/2029	1.9
Societe Generale SA, 2.226%, Due 1/21/2026	1.8
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025	1.7
Bunzl Finance PLC, 2.250%, Due 6/11/2025	1.6

Excludes currency forwards.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	68.0
Corporate Obligations	14.3
Foreign Sovereign Obligations	7.7
U.S. Treasury Obligations	5.1
Collateralized Mortgage Obligations	4.9

Excludes currency forwards.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Cosmetics/Personal Care	2.4
Software	3.9
Collateralized Mortgage Obligations	4.9
U.S. Treasury Obligations	5.1
Telecommunications	5.7
Electric	5.9
Savings & Loans	6.2
Foreign Sovereign Obligations	7.7
Insurance	13.6
Banks	23.8

 Top Ten Countries - % Investments

Value	Value
Denmark	1.0
Belgium	1.1
Australia	1.1
Spain	2.2
Sweden	2.3
Netherlands	4.6
Germany	8.9
France	10.8
United States	19.4
United Kingdom	48.6

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

TwentyFour Sustainable Short Term Bond Fund

Annual Shareholder Report - June 30, 2024

Class R6: TFBRX

TwentyFour SSTB_R6 0624

American Beacon

TwentyFour Sustainable Short Term Bond Fund

Class Y: TFBYX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$60	0.58%

How did the Fund perform last year and what affected its performance?

The Y Class of the Fund returned 7.75% for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20% and the ICE BofA 1-3 Year U.S. Corporate Index return of 6.01%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Investments in the Financials sector generated the largest contribution to the Fund’s return, followed by selections in the Investment Grade Corporate Bonds sector.

• The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has been added since the last Shareholder Report to comply with a new regulatory requirement.

Cumulative Performance from February 18, 2020 through June 30, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Y	ICE BofA 1-3 Year US Corporate Index	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
02/2020	$100,000	$100,000	$100,000
02/2020	$99,600	$100,507	$101,106
03/2020	$96,549	$97,699	$99,532
04/2020	$98,347	$100,017	$101,144
05/2020	$99,038	$101,168	$101,430
06/2020	$99,712	$101,984	$101,936
07/2020	$100,522	$102,493	$103,050
08/2020	$101,138	$102,752	$102,304
09/2020	$101,357	$102,739	$102,677
10/2020	$101,455	$102,923	$102,685
11/2020	$102,378	$103,276	$103,271
12/2020	$102,746	$103,498	$103,588
01/2021	$102,848	$103,549	$103,032
02/2021	$102,892	$103,599	$101,430
03/2021	$103,025	$103,514	$101,030
04/2021	$103,461	$103,729	$101,294
05/2021	$103,669	$103,950	$101,520
06/2021	$103,913	$103,867	$102,015
07/2021	$104,103	$104,040	$103,283
08/2021	$104,208	$104,086	$103,076
09/2021	$103,998	$104,056	$102,103
10/2021	$103,461	$103,708	$101,836
11/2021	$103,245	$103,556	$102,563
12/2021	$103,466	$103,488	$102,147
01/2022	$102,728	$102,712	$100,542
02/2022	$101,841	$101,921	$99,205
03/2022	$101,765	$100,222	$97,066
04/2022	$100,998	$99,483	$94,457
05/2022	$100,655	$100,066	$94,327
06/2022	$98,515	$99,209	$92,896
07/2022	$99,909	$99,941	$95,262
08/2022	$98,830	$99,375	$92,775
09/2022	$96,800	$97,931	$89,797
10/2022	$97,760	$97,708	$89,489
11/2022	$98,958	$98,996	$91,770
12/2022	$99,472	$99,293	$90,687
01/2023	$101,014	$100,333	$92,776
02/2023	$100,840	$99,699	$91,296
03/2023	$100,863	$100,574	$93,320
04/2023	$101,505	$101,157	$93,801
05/2023	$101,582	$100,996	$93,431
06/2023	$101,418	$100,858	$93,376
07/2023	$102,575	$101,541	$93,406
08/2023	$102,944	$101,848	$93,288
09/2023	$103,531	$101,780	$91,680
10/2023	$103,859	$102,004	$91,029
11/2023	$105,055	$103,494	$94,159
12/2023	$106,648	$104,863	$97,168
01/2024	$107,141	$105,415	$96,977
02/2024	$107,284	$105,203	$96,312
03/2024	$108,122	$105,751	$97,180
04/2024	$107,953	$105,539	$95,616
05/2024	$108,561	$106,394	$96,462
06/2024	$109,281	$106,921	$97,299

Average Annual Total Returns (%)

	1 Year	Since Inception (2/18/20)
Class Y Footnote Reference1	7.75%	2.05%
ICE BofA 1-3 Year US Corporate Index	6.01%	1.55%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	(0.63)%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$10,609,008
# of Portfolio Holdings	71
Portfolio Turnover Rate	117%
Total Management Fees Paid	$67,646

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.100%, Due 4/12/2029	7.3
U.S. Treasury Notes, 4.500%, Due 5/31/2029	3.0
Nationwide Building Society, 5.875%, Due 12/20/2024	2.4
Haleon U.K. Capital PLC, 3.125%, Due 3/24/2025	2.3
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.3
Tower Bridge Funding PLC, 7.034%, Due 11/20/2063	2.0
U.S. Treasury Notes, 4.125%, Due 3/31/2029	1.9
Societe Generale SA, 2.226%, Due 1/21/2026	1.8
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025	1.7
Bunzl Finance PLC, 2.250%, Due 6/11/2025	1.6

Excludes currency forwards.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	68.0
Corporate Obligations	14.3
Foreign Sovereign Obligations	7.7
U.S. Treasury Obligations	5.1
Collateralized Mortgage Obligations	4.9

Excludes currency forwards.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Cosmetics/Personal Care	2.4
Software	3.9
Collateralized Mortgage Obligations	4.9
U.S. Treasury Obligations	5.1
Telecommunications	5.7
Electric	5.9
Savings & Loans	6.2
Foreign Sovereign Obligations	7.7
Insurance	13.6
Banks	23.8

 Top Ten Countries - % Investments

Value	Value
Denmark	1.0
Belgium	1.1
Australia	1.1
Spain	2.2
Sweden	2.3
Netherlands	4.6
Germany	8.9
France	10.8
United States	19.4
United Kingdom	48.6

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

TwentyFour Sustainable Short Term Bond Fund

Annual Shareholder Report - June 30, 2024

Class Y: TFBYX

TwentyFour SSTB_Y 0624

American Beacon

TwentyFour Strategic Income Fund

Class A: TFSAX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.00%

How did the Fund perform last year and what affected its performance?

The A Class of the Fund returned 8.36% (with sales charges) and 12.63% (without sales charges) for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Cumulative Performance from April 3, 2017 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
04/2017	$9,625	$10,000
04/2017	$9,740	$10,068
05/2017	$9,866	$10,127
06/2017	$9,873	$10,098
07/2017	$10,030	$10,131
08/2017	$10,056	$10,224
09/2017	$10,100	$10,177
10/2017	$10,216	$10,219
11/2017	$10,221	$10,235
12/2017	$10,269	$10,258
01/2018	$10,358	$10,185
02/2018	$10,296	$10,162
03/2018	$10,272	$10,246
04/2018	$10,338	$10,208
05/2018	$10,266	$10,246
06/2018	$10,217	$10,265
07/2018	$10,320	$10,268
08/2018	$10,335	$10,300
09/2018	$10,361	$10,260
10/2018	$10,312	$10,240
11/2018	$10,181	$10,290
12/2018	$10,171	$10,439
01/2019	$10,382	$10,550
02/2019	$10,461	$10,562
03/2019	$10,565	$10,751
04/2019	$10,710	$10,758
05/2019	$10,721	$10,913
06/2019	$10,938	$11,066
07/2019	$10,992	$11,153
08/2019	$11,113	$11,406
09/2019	$11,143	$11,353
10/2019	$11,208	$11,333
11/2019	$11,262	$11,320
12/2019	$11,351	$11,297
01/2020	$11,526	$11,501
02/2020	$11,435	$11,641
03/2020	$10,318	$11,460
04/2020	$10,724	$11,646
05/2020	$11,075	$11,679
06/2020	$11,314	$11,737
07/2020	$11,519	$11,865
08/2020	$11,687	$11,779
09/2020	$11,639	$11,822
10/2020	$11,669	$11,823
11/2020	$12,089	$11,891
12/2020	$12,225	$11,927
01/2021	$12,237	$11,863
02/2021	$12,259	$11,679
03/2021	$12,310	$11,633
04/2021	$12,411	$11,663
05/2021	$12,457	$11,689
06/2021	$12,528	$11,746
07/2021	$12,532	$11,892
08/2021	$12,606	$11,868
09/2021	$12,572	$11,756
10/2021	$12,467	$11,725
11/2021	$12,364	$11,809
12/2021	$12,495	$11,761
01/2022	$12,284	$11,576
02/2022	$11,947	$11,422
03/2022	$11,947	$11,176
04/2022	$11,712	$10,876
05/2022	$11,505	$10,861
06/2022	$10,794	$10,696
07/2022	$11,157	$10,968
08/2022	$10,998	$10,682
09/2022	$10,249	$10,339
10/2022	$10,409	$10,304
11/2022	$10,837	$10,566
12/2022	$10,916	$10,442
01/2023	$11,377	$10,682
02/2023	$11,343	$10,512
03/2023	$11,038	$10,745
04/2023	$11,151	$10,800
05/2023	$11,189	$10,758
06/2023	$11,260	$10,751
07/2023	$11,430	$10,755
08/2023	$11,427	$10,741
09/2023	$11,324	$10,556
10/2023	$11,245	$10,481
11/2023	$11,740	$10,841
12/2023	$12,180	$11,188
01/2024	$12,313	$11,166
02/2024	$12,300	$11,089
03/2024	$12,516	$11,189
04/2024	$12,389	$11,009
05/2024	$12,572	$11,107
06/2024	$12,683	$11,203

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (4/3/17)
Class A without Sales Charge Footnote Reference1	12.63%	3.00%	3.88%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	8.36%	2.21%	3.34%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	0.25%	1.58%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$230,637,114
# of Portfolio Holdings	215
Portfolio Turnover Rate	58%
Total Management Fees Paid	$1,005,004

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	10.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	6.8
U.S. Treasury Notes, 4.000%, Due 2/15/2034	4.8
U.S. Treasury Bills, 5.368%, Due 9/17/2024	3.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038	1.4
Contego CLO X DAC, 5.290%, Due 5/15/2038	1.2
Voya Euro CLO II DAC, 4.866%, Due 7/15/2035	1.2
Nationwide Building Society, 10.250%, Due 12/6/2049	1.2
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028	1.1
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9

Excludes currency forwards.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.3
Asset-Backed Obligations	18.8
U.S. Treasury Obligations	16.1
Foreign Sovereign Obligations	11.4
Corporate Obligations	7.4

Excludes currency forwards.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Auto Manufacturers	1.2
Telecommunications	1.5
Savings & Loans	1.9
Pipelines	2.2
Diversified Financial Services	2.4
Insurance	10.2
Foreign Sovereign Obligations	11.4
U.S. Treasury Obligations	16.1
Asset-Backed Obligations	18.8
Banks	24.3

 Top Ten Countries - % Investments

Value	Value
Mexico	1.1
Austria	1.3
Italy	2.7
Netherlands	3.4
France	4.2
Spain	4.7
Germany	12.7
Ireland	19.1
United Kingdom	21.8
United States	23.5

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

TwentyFour Strategic Income Fund

Annual Shareholder Report - June 30, 2024

Class A: TFSAX

TwentyFour SI_A 0624

American Beacon

TwentyFour Strategic Income Fund

Class C: TFGCX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.79%

How did the Fund perform last year and what affected its performance?

The C Class of the Fund returned 10.81% (with sales charges) and 11.81% (without sales charges) for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Cumulative Performance from April 3, 2017 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
04/2017	$10,000	$10,000
04/2017	$10,120	$10,068
05/2017	$10,251	$10,127
06/2017	$10,258	$10,098
07/2017	$10,421	$10,131
08/2017	$10,448	$10,224
09/2017	$10,494	$10,177
10/2017	$10,615	$10,219
11/2017	$10,620	$10,235
12/2017	$10,669	$10,258
01/2018	$10,762	$10,185
02/2018	$10,697	$10,162
03/2018	$10,672	$10,246
04/2018	$10,741	$10,208
05/2018	$10,667	$10,246
06/2018	$10,616	$10,265
07/2018	$10,722	$10,268
08/2018	$10,739	$10,300
09/2018	$10,765	$10,260
10/2018	$10,714	$10,240
11/2018	$10,578	$10,290
12/2018	$10,551	$10,439
01/2019	$10,770	$10,550
02/2019	$10,843	$10,562
03/2019	$10,951	$10,751
04/2019	$11,094	$10,758
05/2019	$11,093	$10,913
06/2019	$11,306	$11,066
07/2019	$11,362	$11,153
08/2019	$11,481	$11,406
09/2019	$11,505	$11,353
10/2019	$11,567	$11,333
11/2019	$11,609	$11,320
12/2019	$11,695	$11,297
01/2020	$11,865	$11,501
02/2020	$11,764	$11,641
03/2020	$10,617	$11,460
04/2020	$11,018	$11,646
05/2020	$11,374	$11,679
06/2020	$11,614	$11,737
07/2020	$11,813	$11,865
08/2020	$11,978	$11,779
09/2020	$11,934	$11,822
10/2020	$11,945	$11,823
11/2020	$12,370	$11,891
12/2020	$12,494	$11,927
01/2021	$12,505	$11,863
02/2021	$12,519	$11,679
03/2021	$12,564	$11,633
04/2021	$12,659	$11,663
05/2021	$12,685	$11,689
06/2021	$12,760	$11,746
07/2021	$12,755	$11,892
08/2021	$12,822	$11,868
09/2021	$12,778	$11,756
10/2021	$12,661	$11,725
11/2021	$12,560	$11,809
12/2021	$12,676	$11,761
01/2022	$12,449	$11,576
02/2022	$12,098	$11,422
03/2022	$12,091	$11,176
04/2022	$11,843	$10,876
05/2022	$11,636	$10,861
06/2022	$10,907	$10,696
07/2022	$11,255	$10,968
08/2022	$11,100	$10,682
09/2022	$10,334	$10,339
10/2022	$10,488	$10,304
11/2022	$10,914	$10,566
12/2022	$10,981	$10,442
01/2023	$11,447	$10,682
02/2023	$11,391	$10,512
03/2023	$11,091	$10,745
04/2023	$11,198	$10,800
05/2023	$11,214	$10,758
06/2023	$11,278	$10,751
07/2023	$11,441	$10,755
08/2023	$11,429	$10,741
09/2023	$11,333	$10,556
10/2023	$11,246	$10,481
11/2023	$11,720	$10,841
12/2023	$12,162	$11,188
01/2024	$12,295	$11,166
02/2024	$12,259	$11,089
03/2024	$12,468	$11,189
04/2024	$12,348	$11,009
05/2024	$12,507	$11,107
06/2024	$12,609	$11,203

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (4/3/17)
Class C without Deferred Sales Charge Footnote Reference1	11.81%	2.21%	3.25%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	10.81%	2.21%	3.25%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	0.25%	1.58%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$230,637,114
# of Portfolio Holdings	215
Portfolio Turnover Rate	58%
Total Management Fees Paid	$1,005,004

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	10.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	6.8
U.S. Treasury Notes, 4.000%, Due 2/15/2034	4.8
U.S. Treasury Bills, 5.368%, Due 9/17/2024	3.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038	1.4
Contego CLO X DAC, 5.290%, Due 5/15/2038	1.2
Voya Euro CLO II DAC, 4.866%, Due 7/15/2035	1.2
Nationwide Building Society, 10.250%, Due 12/6/2049	1.2
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028	1.1
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9

Excludes currency forwards.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.3
Asset-Backed Obligations	18.8
U.S. Treasury Obligations	16.1
Foreign Sovereign Obligations	11.4
Corporate Obligations	7.4

Excludes currency forwards.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Auto Manufacturers	1.2
Telecommunications	1.5
Savings & Loans	1.9
Pipelines	2.2
Diversified Financial Services	2.4
Insurance	10.2
Foreign Sovereign Obligations	11.4
U.S. Treasury Obligations	16.1
Asset-Backed Obligations	18.8
Banks	24.3

 Top Ten Countries - % Investments

Value	Value
Mexico	1.1
Austria	1.3
Italy	2.7
Netherlands	3.4
France	4.2
Spain	4.7
Germany	12.7
Ireland	19.1
United Kingdom	21.8
United States	23.5

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

TwentyFour Strategic Income Fund

Annual Shareholder Report - June 30, 2024

Class C: TFGCX

TwentyFour SI_C 0624

American Beacon

TwentyFour Strategic Income Fund

Investor Class: TFGPX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$116	1.09%

How did the Fund perform last year and what affected its performance?

The Investor Class of the Fund returned 12.78% for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Cumulative Performance from April 3, 2017 through June 30, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
04/2017	$10,000	$10,000
04/2017	$10,120	$10,068
05/2017	$10,241	$10,127
06/2017	$10,248	$10,098
07/2017	$10,411	$10,131
08/2017	$10,438	$10,224
09/2017	$10,474	$10,177
10/2017	$10,584	$10,219
11/2017	$10,589	$10,235
12/2017	$10,639	$10,258
01/2018	$10,732	$10,185
02/2018	$10,657	$10,162
03/2018	$10,632	$10,246
04/2018	$10,690	$10,208
05/2018	$10,615	$10,246
06/2018	$10,564	$10,265
07/2018	$10,660	$10,268
08/2018	$10,687	$10,300
09/2018	$10,714	$10,260
10/2018	$10,652	$10,240
11/2018	$10,516	$10,290
12/2018	$10,505	$10,439
01/2019	$10,723	$10,550
02/2019	$10,805	$10,562
03/2019	$10,913	$10,751
04/2019	$11,063	$10,758
05/2019	$11,073	$10,913
06/2019	$11,287	$11,066
07/2019	$11,354	$11,153
08/2019	$11,479	$11,406
09/2019	$11,509	$11,353
10/2019	$11,577	$11,333
11/2019	$11,632	$11,320
12/2019	$11,726	$11,297
01/2020	$11,896	$11,501
02/2020	$11,802	$11,641
03/2020	$10,660	$11,460
04/2020	$11,069	$11,646
05/2020	$11,432	$11,679
06/2020	$11,691	$11,737
07/2020	$11,901	$11,865
08/2020	$12,063	$11,779
09/2020	$12,026	$11,822
10/2020	$12,056	$11,823
11/2020	$12,479	$11,891
12/2020	$12,631	$11,927
01/2021	$12,642	$11,863
02/2021	$12,665	$11,679
03/2021	$12,705	$11,633
04/2021	$12,821	$11,663
05/2021	$12,855	$11,689
06/2021	$12,939	$11,746
07/2021	$12,942	$11,892
08/2021	$13,018	$11,868
09/2021	$12,982	$11,756
10/2021	$12,871	$11,725
11/2021	$12,765	$11,809
12/2021	$12,886	$11,761
01/2022	$12,668	$11,576
02/2022	$12,319	$11,422
03/2022	$12,330	$11,176
04/2022	$12,086	$10,876
05/2022	$11,871	$10,861
06/2022	$11,136	$10,696
07/2022	$11,510	$10,968
08/2022	$11,346	$10,682
09/2022	$10,570	$10,339
10/2022	$10,735	$10,304
11/2022	$11,176	$10,566
12/2022	$11,257	$10,442
01/2023	$11,733	$10,682
02/2023	$11,698	$10,512
03/2023	$11,382	$10,745
04/2023	$11,498	$10,800
05/2023	$11,537	$10,758
06/2023	$11,594	$10,751
07/2023	$11,767	$10,755
08/2023	$11,778	$10,741
09/2023	$11,670	$10,556
10/2023	$11,588	$10,481
11/2023	$12,098	$10,841
12/2023	$12,550	$11,188
01/2024	$12,688	$11,166
02/2024	$12,673	$11,089
03/2024	$12,879	$11,189
04/2024	$12,763	$11,009
05/2024	$12,950	$11,107
06/2024	$13,075	$11,203

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (4/3/17)
Investor Class Footnote Reference1	12.78%	2.99%	3.77%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	0.25%	1.58%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$230,637,114
# of Portfolio Holdings	215
Portfolio Turnover Rate	58%
Total Management Fees Paid	$1,005,004

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	10.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	6.8
U.S. Treasury Notes, 4.000%, Due 2/15/2034	4.8
U.S. Treasury Bills, 5.368%, Due 9/17/2024	3.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038	1.4
Contego CLO X DAC, 5.290%, Due 5/15/2038	1.2
Voya Euro CLO II DAC, 4.866%, Due 7/15/2035	1.2
Nationwide Building Society, 10.250%, Due 12/6/2049	1.2
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028	1.1
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9

Excludes currency forwards.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.3
Asset-Backed Obligations	18.8
U.S. Treasury Obligations	16.1
Foreign Sovereign Obligations	11.4
Corporate Obligations	7.4

Excludes currency forwards.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Auto Manufacturers	1.2
Telecommunications	1.5
Savings & Loans	1.9
Pipelines	2.2
Diversified Financial Services	2.4
Insurance	10.2
Foreign Sovereign Obligations	11.4
U.S. Treasury Obligations	16.1
Asset-Backed Obligations	18.8
Banks	24.3

 Top Ten Countries - % Investments

Value	Value
Mexico	1.1
Austria	1.3
Italy	2.7
Netherlands	3.4
France	4.2
Spain	4.7
Germany	12.7
Ireland	19.1
United Kingdom	21.8
United States	23.5

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

TwentyFour Strategic Income Fund

Annual Shareholder Report - June 30, 2024

Investor Class: TFGPX

TwntyFour SI_Investor 0624

American Beacon

TwentyFour Strategic Income Fund

Class R5: TFGIX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$77	0.72%

How did the Fund perform last year and what affected its performance?

The R5 Class of the Fund returned 12.89% for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Cumulative Performance from April 3, 2017 through June 30, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
04/2017	$250,000	$250,000
04/2017	$253,000	$251,695
05/2017	$256,265	$253,165
06/2017	$256,452	$252,456
07/2017	$260,535	$253,286
08/2017	$261,202	$255,594
09/2017	$262,351	$254,414
10/2017	$265,368	$255,487
11/2017	$265,500	$255,883
12/2017	$266,728	$256,455
01/2018	$269,052	$254,624
02/2018	$267,436	$254,050
03/2018	$266,810	$256,157
04/2018	$268,527	$255,204
05/2018	$266,665	$256,157
06/2018	$265,395	$256,634
07/2018	$268,060	$256,704
08/2018	$268,464	$257,493
09/2018	$269,124	$256,509
10/2018	$267,852	$256,007
11/2018	$264,731	$257,260
12/2018	$264,532	$260,976
01/2019	$269,998	$263,740
02/2019	$272,065	$264,057
03/2019	$275,027	$268,786
04/2019	$278,540	$268,946
05/2019	$279,077	$272,817
06/2019	$284,701	$276,642
07/2019	$286,092	$278,819
08/2019	$289,505	$285,142
09/2019	$290,269	$283,821
10/2019	$292,239	$283,331
11/2019	$293,617	$282,998
12/2019	$295,986	$282,418
01/2020	$300,527	$287,514
02/2020	$298,196	$291,033
03/2020	$269,372	$286,504
04/2020	$279,909	$291,142
05/2020	$289,346	$291,967
06/2020	$295,561	$293,424
07/2020	$301,058	$296,631
08/2020	$305,442	$294,482
09/2020	$304,564	$295,557
10/2020	$305,092	$295,579
11/2020	$316,321	$297,265
12/2020	$319,930	$298,179
01/2021	$320,517	$296,579
02/2021	$321,131	$291,966
03/2021	$322,488	$290,816
04/2021	$325,158	$291,576
05/2021	$326,369	$292,227
06/2021	$328,245	$293,652
07/2021	$328,695	$297,302
08/2021	$330,672	$296,706
09/2021	$329,843	$293,905
10/2021	$327,166	$293,136
11/2021	$324,574	$295,227
12/2021	$327,759	$294,030
01/2022	$322,282	$289,410
02/2022	$313,600	$285,561
03/2022	$313,646	$279,405
04/2022	$307,582	$271,896
05/2022	$302,539	$271,521
06/2022	$283,806	$267,401
07/2022	$293,256	$274,212
08/2022	$289,177	$267,053
09/2022	$269,476	$258,480
10/2022	$273,937	$257,596
11/2022	$285,022	$264,160
12/2022	$287,383	$261,042
01/2023	$299,674	$267,055
02/2023	$298,422	$262,795
03/2023	$290,535	$268,622
04/2023	$293,829	$270,006
05/2023	$294,851	$268,942
06/2023	$296,703	$268,782
07/2023	$301,168	$268,869
08/2023	$301,090	$268,531
09/2023	$298,438	$263,900
10/2023	$296,789	$262,027
11/2023	$309,593	$271,036
12/2023	$321,396	$279,698
01/2024	$325,218	$279,149
02/2024	$324,901	$277,234
03/2024	$330,525	$279,734
04/2024	$327,287	$275,230
05/2024	$332,044	$277,665
06/2024	$334,943	$280,075

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (4/3/17)
Class R5 Footnote Reference1	12.89%	3.30%	4.12%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	0.25%	1.58%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$230,637,114
# of Portfolio Holdings	215
Portfolio Turnover Rate	58%
Total Management Fees Paid	$1,005,004

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	10.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	6.8
U.S. Treasury Notes, 4.000%, Due 2/15/2034	4.8
U.S. Treasury Bills, 5.368%, Due 9/17/2024	3.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038	1.4
Contego CLO X DAC, 5.290%, Due 5/15/2038	1.2
Voya Euro CLO II DAC, 4.866%, Due 7/15/2035	1.2
Nationwide Building Society, 10.250%, Due 12/6/2049	1.2
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028	1.1
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9

Excludes currency forwards.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.3
Asset-Backed Obligations	18.8
U.S. Treasury Obligations	16.1
Foreign Sovereign Obligations	11.4
Corporate Obligations	7.4

Excludes currency forwards.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Auto Manufacturers	1.2
Telecommunications	1.5
Savings & Loans	1.9
Pipelines	2.2
Diversified Financial Services	2.4
Insurance	10.2
Foreign Sovereign Obligations	11.4
U.S. Treasury Obligations	16.1
Asset-Backed Obligations	18.8
Banks	24.3

 Top Ten Countries - % Investments

Value	Value
Mexico	1.1
Austria	1.3
Italy	2.7
Netherlands	3.4
France	4.2
Spain	4.7
Germany	12.7
Ireland	19.1
United Kingdom	21.8
United States	23.5

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

TwentyFour Strategic Income Fund

Annual Shareholder Report - June 30, 2024

Class R5: TFGIX

TwentyFour SI_R5 0624

American Beacon

TwentyFour Strategic Income Fund

Class Y: TFGYX

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$85	0.80%

How did the Fund perform last year and what affected its performance?

The Y Class of the Fund returned 12.81% for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Cumulative Performance from April 3, 2017 through June 30, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Y	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
04/2017	$100,000	$100,000
04/2017	$101,200	$100,678
05/2017	$102,506	$101,266
06/2017	$102,581	$100,982
07/2017	$104,113	$101,314
08/2017	$104,482	$102,238
09/2017	$104,839	$101,766
10/2017	$106,046	$102,195
11/2017	$106,099	$102,353
12/2017	$106,590	$102,582
01/2018	$107,520	$101,850
02/2018	$106,874	$101,620
03/2018	$106,624	$102,463
04/2018	$107,206	$102,081
05/2018	$106,461	$102,463
06/2018	$106,058	$102,654
07/2018	$107,019	$102,682
08/2018	$107,180	$102,997
09/2018	$107,550	$102,603
10/2018	$106,935	$102,403
11/2018	$105,687	$102,904
12/2018	$105,607	$104,390
01/2019	$107,794	$105,496
02/2019	$108,621	$105,623
03/2019	$109,805	$107,515
04/2019	$111,321	$107,579
05/2019	$111,425	$109,127
06/2019	$113,675	$110,657
07/2019	$114,342	$111,528
08/2019	$115,596	$114,057
09/2019	$115,902	$113,528
10/2019	$116,690	$113,332
11/2019	$117,241	$113,199
12/2019	$118,189	$112,967
01/2020	$120,006	$115,006
02/2020	$119,074	$116,413
03/2020	$107,542	$114,602
04/2020	$111,757	$116,457
05/2020	$115,415	$116,787
06/2020	$118,017	$117,370
07/2020	$120,114	$118,653
08/2020	$121,868	$117,793
09/2020	$121,517	$118,223
10/2020	$121,728	$118,231
11/2020	$126,104	$118,906
12/2020	$127,548	$119,272
01/2021	$127,783	$118,632
02/2021	$128,029	$116,786
03/2021	$128,572	$116,326
04/2021	$129,640	$116,630
05/2021	$130,124	$116,891
06/2021	$130,994	$117,461
07/2021	$131,055	$118,921
08/2021	$131,846	$118,682
09/2021	$131,514	$117,562
10/2021	$130,443	$117,255
11/2021	$129,405	$118,091
12/2021	$130,800	$117,612
01/2022	$128,486	$115,764
02/2022	$125,011	$114,224
03/2022	$125,152	$111,762
04/2022	$122,726	$108,758
05/2022	$120,584	$108,609
06/2022	$113,087	$106,960
07/2022	$116,869	$109,685
08/2022	$115,361	$106,821
09/2022	$107,476	$103,392
10/2022	$109,136	$103,038
11/2022	$113,699	$105,664
12/2022	$114,517	$104,417
01/2023	$119,439	$106,822
02/2023	$118,938	$105,118
03/2023	$115,779	$107,449
04/2023	$117,099	$108,002
05/2023	$117,508	$107,577
06/2023	$118,250	$107,513
07/2023	$120,018	$107,548
08/2023	$119,987	$107,412
09/2023	$118,924	$105,560
10/2023	$118,113	$104,811
11/2023	$123,393	$108,414
12/2023	$127,967	$111,879
01/2024	$129,498	$111,660
02/2024	$129,371	$110,894
03/2024	$131,470	$111,894
04/2024	$130,327	$110,092
05/2024	$132,233	$111,066
06/2024	$133,394	$112,030

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception (4/3/17)
Class Y Footnote Reference1	12.81%	3.25%	4.06%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	0.25%	1.58%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$230,637,114
# of Portfolio Holdings	215
Portfolio Turnover Rate	58%
Total Management Fees Paid	$1,005,004

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	10.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	6.8
U.S. Treasury Notes, 4.000%, Due 2/15/2034	4.8
U.S. Treasury Bills, 5.368%, Due 9/17/2024	3.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038	1.4
Contego CLO X DAC, 5.290%, Due 5/15/2038	1.2
Voya Euro CLO II DAC, 4.866%, Due 7/15/2035	1.2
Nationwide Building Society, 10.250%, Due 12/6/2049	1.2
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028	1.1
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9

Excludes currency forwards.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.3
Asset-Backed Obligations	18.8
U.S. Treasury Obligations	16.1
Foreign Sovereign Obligations	11.4
Corporate Obligations	7.4

Excludes currency forwards.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Auto Manufacturers	1.2
Telecommunications	1.5
Savings & Loans	1.9
Pipelines	2.2
Diversified Financial Services	2.4
Insurance	10.2
Foreign Sovereign Obligations	11.4
U.S. Treasury Obligations	16.1
Asset-Backed Obligations	18.8
Banks	24.3

 Top Ten Countries - % Investments

Value	Value
Mexico	1.1
Austria	1.3
Italy	2.7
Netherlands	3.4
France	4.2
Spain	4.7
Germany	12.7
Ireland	19.1
United Kingdom	21.8
United States	23.5

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

TwentyFour Strategic Income Fund

Annual Shareholder Report - June 30, 2024

Class Y: TFGYX

TwentyFour SI_Y 0624

Item 2. Code of Ethics

The registrant adopted a code of ethics (the “Code”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant amended the Code on June 14, 2024 to update the name of the Principal Executive Officer. The registrant has not granted any waivers from the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees of the Trust has determined that Claudia Holz, a member of the Trust’s Audit and Compliance Committee, is the “audit committee financial expert” as defined in Form N-CSR. Ms. Claudia is considered “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Account Fees and Services

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to all other fees category would consist of service related to internal control reviews, strategy, and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and all other fees by the principal accountant.

(a)

Audit Fees	Fiscal Year Ended
$278,000	6/30/2023
$281,468	6/30/2024

(b)
Audit Related Fees	Fiscal Year Ended
$0	6/30/2023
$0	6/30/2024

(c)
Tax Fees(1)	Fiscal Year Ended
$56,485	6/30/2023
$54,375	6/30/2024

(d)
All Other Fees	Fiscal Year Ended
$0	6/30/2023
$0	6/30/2024

(1) “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, tax planning, filing assistance for EU reclaims and PFIC tax services. These fees include international, federal, state, and excise tax reviews.

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the registrant’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$56,485	$0	N/A	6/30/2023
$54,375	$32,969	N/A	6/30/2024

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: June 30, 2024

Date of reporting period: June 30, 2024

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Beacon®
FUNDS

2024

ANNUAL FINANCIAL STATEMENTS

June 30, 2024

ARK TRANSFORMATIONAL INNOVATION FUND

ARK 0624

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	June 30, 2024

Additional Fund Information	Back Cover

American Beacon ARK Transformational Innovation FundSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon ARK Transformational Innovation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Beacon ARK Transformational Innovation Fund (one of the funds constituting American Beacon Funds, referred to hereafter as the “Fund”) as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

August 29, 2024

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

June 30, 2024

	Shares	Fair Value

COMMON STOCKS - 95.16%

Communication Services - 22.73%

Entertainment - 16.21%
ROBLOX Corp., Class AA	321,130	$11,949,247
Roku, Inc.A	319,127	19,125,281

		31,074,528

Interactive Media & Services - 4.26%
Meta Platforms, Inc., Class A	8,646	4,359,486
Pinterest, Inc., Class AA	86,190	3,798,394

		8,157,880

Media - 2.26%
Trade Desk, Inc., Class AA	44,414	4,337,915

Total Communication Services		43,570,323

Consumer Discretionary - 15.89%

Automobiles - 13.58%
Tesla, Inc.A	131,492	26,019,637

Hotels, Restaurants & Leisure - 2.31%
DraftKings, Inc., Class AA	116,156	4,433,674

Total Consumer Discretionary		30,453,311

Financials - 21.24%

Capital Markets - 14.40%
Coinbase Global, Inc., Class AA	79,310	17,625,061
Robinhood Markets, Inc., Class AA	439,722	9,986,087

		27,611,148

Consumer Finance - 0.99%
SoFi Technologies, Inc.A B	287,952	1,903,363

Financial Services - 5.85%
Block, Inc.A	173,751	11,205,202

Total Financials		40,719,713

Health Care - 16.59%

Biotechnology - 12.83%
Beam Therapeutics, Inc.A	111,525	2,613,031
Intellia Therapeutics, Inc.A	267,290	5,981,950
Moderna, Inc.A	20,330	2,414,188
Natera, Inc.A	7,495	811,634
Prime Medicine, Inc.A B	76,427	392,835
Recursion Pharmaceuticals, Inc., Class AA B	573,851	4,303,882
Twist Bioscience Corp.A	105,048	5,176,765
Veracyte, Inc.A	131,052	2,839,897
Verve Therapeutics, Inc.A	10,622	51,835

		24,586,017

Health Care Equipment & Supplies - 0.32%
Cerus Corp.A	349,620	615,331

Health Care Technology - 0.71%
Teladoc Health, Inc.A	139,780	1,367,049

See accompanying notes

2

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

June 30, 2024

	Shares	Fair Value

COMMON STOCKS - 95.16% (continued)

Health Care - 16.59% (continued)

Life Sciences Tools & Services - 2.73%
10X Genomics, Inc., Class AA	222,240	$4,322,568
Pacific Biosciences of California, Inc.A B	669,971	917,860

		5,240,428

Total Health Care		31,808,825

Industrials - 0.93%

Aerospace & Defense - 0.93%
Archer Aviation, Inc., Class AA B	507,527	1,786,495

Information Technology - 17.78%

Semiconductors & Semiconductor Equipment - 2.02%
Teradyne, Inc.	26,075	3,866,662

Software - 15.76%
PagerDuty, Inc.A	277,213	6,356,494
Palantir Technologies, Inc., Class AA	292,442	7,407,556
UiPath, Inc., Class AA	620,236	7,864,593
Unity Software, Inc.A	256,648	4,173,096
Zoom Video Communications, Inc., Class AA	74,615	4,416,462

		30,218,201

Total Information Technology		34,084,863

Total Common Stocks (Cost $175,443,047)		182,423,530

FOREIGN COMMON STOCKS - 8.49%

Health Care - 4.97%

Biotechnology - 4.97%
CRISPR Therapeutics AGA B	176,487	9,532,063

Information Technology - 3.52%

IT Services - 3.52%
Shopify, Inc., Class AA	102,050	6,740,403

Total Foreign Common Stocks (Cost $11,825,333)		16,272,466

SHORT-TERM INVESTMENTS - 0.39% (Cost $748,964)

Investment Companies - 0.39%
American Beacon U.S. Government Money Market Select Fund, 5.18%C D	748,964	748,964

SECURITIES LENDING COLLATERAL - 1.97% (Cost $3,772,602)

Investment Companies - 1.97%
American Beacon U.S. Government Money Market Select Fund, 5.18%C D	3,772,602	3,772,602

TOTAL INVESTMENTS - 106.01% (Cost $191,789,946)		203,217,562
LIABILITIES, NET OF OTHER ASSETS - (6.01%)		(11,524,587)

TOTAL NET ASSETS - 100.00%		$191,692,975

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at June 30, 2024 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

See accompanying notes

3

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

June 30, 2024

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2024, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$182,423,530	$-	$-	$182,423,530
Foreign Common Stocks	16,272,466	-	-	16,272,466
Short-Term Investments	748,964	-	-	748,964
Securities Lending Collateral	3,772,602	-	-	3,772,602

Total Investments in Securities - Assets	$203,217,562	$-	$-	$203,217,562

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended June 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

4

American Beacon ARK Transformational Innovation FundSM

Statement of Assets and Liabilities

June 30, 2024

Assets:
Investments in unaffiliated securities, at fair value† §	$198,695,996
Investments in affiliated securities, at fair value‡	4,521,566
Dividends and interest receivable	8,740
Receivable for investments sold	232,365
Receivable for fund shares sold	86,739
Receivable for tax reclaims	99,869
Prepaid expenses	46,270

Total assets	203,691,545

Liabilities:
Payable for investments purchased	250,319
Payable for fund shares redeemed	7,358,212
Payable for expense recoupment (Note 2)	27,793
Cash due to custodian	284,642
Management and sub-advisory fees payable (Note 2)	159,302
Service fees payable (Note 2)	28,981
Transfer agent fees payable (Note 2)	13,404
Payable upon return of securities loaned (Note 8)§	3,772,602
Custody and fund accounting fees payable	22,122
Professional fees payable	58,622
Trustee fees payable (Note 2)	1,179
Payable for prospectus and shareholder reports	19,541
Other liabilities	1,851

Total liabilities	11,998,570

Commitments and contingent liabilities (Note 2)

Net assets	$191,692,975

Analysis of net assets:
Paid-in-capital	$619,989,799
Total distributable earnings (deficits)A	(428,296,824)

Net assets	$191,692,975

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	204,133

Y Class	9,711,978

Investor Class	3,828,570

A Class	1,346,729

C Class	830,748

R6 Class	192,569

Net assets:
R5 Class	$2,467,952

Y Class	$116,564,161

Investor Class	$45,111,990

A Class	$15,827,888

C Class	$9,397,516

R6 Class	$2,323,468

Net asset value, offering and redemption price per share:
R5 Class	$12.09

Y Class	$12.00

Investor Class	$11.78

A Class	$11.75

A Class (offering price)	$12.47

C Class	$11.31

R6 Class	$12.07

† Cost of investments in unaffiliated securities	$187,268,380
‡ Cost of investments in affiliated securities	$4,521,566
§ Fair value of securities on loan	$12,695,570

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

5

American Beacon ARK Transformational Innovation FundSM

Statement of Operations

For the period ended June 30, 2024

ARK Transformational Innovation Fund
Investment income:
Dividend income from unaffiliated securities	$18,370
Dividend income from affiliated securities (Note 2)	191,698
Income derived from securities lending (Note 8)	213,921

Total investment income	423,989

Expenses:
Management and sub-advisory fees (Note 2)	2,331,958
Transfer agent fees:
R5 Class (Note 2)	3,217
Y Class (Note 2)	172,456
Investor Class	4,037
A Class	1,017
C Class	632
R6 Class	746
Custody and fund accounting fees	67,704
Professional fees	109,133
Registration fees and expenses	99,225
Service fees (Note 2):
Investor Class	212,126
A Class	36,773
C Class	25,963
Distribution fees (Note 2):
A Class	50,034
C Class	112,439
Prospectus and shareholder report expenses	26,756
Trustee fees (Note 2)	26,429
Loan expense (Note 2)	3,347
Line of credit interest expense (Note 9)	2,215
Other expenses	65,746

Total expenses	3,351,953

Net fees waived and expenses (reimbursed) (Note 2)	(255,087)

Net expenses	3,096,866

Net investment (loss)	(2,672,877)

Realized and unrealized gain (loss) from investments:
Net realized (loss) from:
Investments in unaffiliated securitiesA	(201,232,005)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	207,152,039
Foreign currency transactions	(7)

Net gain from investments	5,920,027

Net increase in net assets resulting from operations	$3,247,150

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

6

American Beacon ARK Transformational Innovation FundSM

Statement of Changes in Net Assets

	Year Ended June 30, 2024	Year Ended June 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment (loss)	$(2,672,877)	$(2,839,687)
Net realized (loss) from investments in unaffiliated securities	(201,232,005)	(181,122,286)
Change in net unrealized appreciation of investments in unaffiliated securities, and foreign currency transactions	207,152,032	208,197,255

Net increase in net assets resulting from operations	3,247,150	24,235,282

Distributions to shareholders:
Total retained earnings:
R5 Class	-	(267,134)
Y Class	-	(10,260,124)
Investor Class	-	(4,039,338)
A Class	-	(1,376,666)
C Class	-	(826,866)
R6 Class	-	(39,638)

Net distributions to shareholders	-	(16,809,766)

Capital share transactions (Note 10):
Proceeds from sales of shares	66,788,087	94,322,640
Reinvestment of dividends and distributions	-	16,618,535
Cost of shares redeemed	(153,566,206)	(120,074,405)

Net (decrease) in net assets from capital share transactions	(86,778,119)	(9,133,230)

Net (decrease) in net assets	(83,530,969)	(1,707,714)

Net assets:
Beginning of year	275,223,944	276,931,658

End of year	$191,692,975	$275,223,944

See accompanying notes

7

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. As of June 30, 2024, the Trust consists of twenty-four active series, one of which is presented in this filing: American Beacon ARK Transformational Innovation Fund (the “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Fund’s previous management and investment advisory agreements. The Board approved an interim Management Agreement with the Manager and an interim Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Fund, that were effective on December 29, 2023. A new Management Agreement with the Manager was effective on January 9, 2024 upon its approval by shareholders.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Fund’s financial statements.

8

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency

9

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under

10

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with ARK Investment Management LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $5 billion	0.55%
Next $5 billion	0.525%
Next $10 billion	0.50%
Over $20 billion	0.475%

The Management and Sub-Advisory Fees paid by the Fund for the year ended June 30, 2024 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$921,394
Sub-Advisory Fees	0.55%	1,410,564

Total	0.90%	$2,331,958

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the year ended June 30, 2024, the Manager received securities lending fees of $24,177 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

11

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended June 30, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
ARK Transformational Innovation	$163,628

As of June 30, 2024, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
ARK Transformational Innovation	$10,357

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with a June 30, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	June 30, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	June 30, 2024 Shares/ Fair Value
U.S. Government Money Market Select	Direct	ARK Transformational Innovation	$748,964	$-	$-	$191,698	$748,964
U.S. Government Money Market Select	Securities Lending	ARK Transformational Innovation	3,772,602	-	-	N/A	3,772,602

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended June 30, 2024, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
ARK Transformational Innovation	$3,713	$12,471	$16,184

12

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended June 30, 2024, the Fund borrowed on average $1,020,934 for 8 days at an average interest rate of 6.14% with interest charges of $3,347. These amounts are recorded as “Loan expense” in the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through October 31, 2024, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the year ended June 30, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	7/1/2023 - 10/31/2023	11/1/2023 - 6/30/2024	Reimbursed Expenses	(Recouped) Expenses
ARK Transformational Innovation	R5	0.99%	0.99%	$5,829	$-		2026-2027
ARK Transformational Innovation	Y	1.08%	1.08%	133,747	(19,424	)*	2026-2027
ARK Transformational Innovation	Investor	1.32%	1.32%	63,029	(6,046	)*	2026-2027
ARK Transformational Innovation	A	1.34%	1.34%	30,192	(1,621	)*	2026-2027
ARK Transformational Innovation	C	2.10%	2.10%	20,830	(596	)*	2026-2027
ARK Transformational Innovation	R6	0.99%	0.99%	1,460	(254	)*	2026-2027

*These amounts represents Recouped Expenses from prior fiscal years and are reflected in Total Expenses on the Statements of Operations.

Of the above amounts, $27,793 was disclosed as a Payable for expense recoupment on the Statement of Assets and Liabilities at June 30, 2024.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2026 and 2027. The Fund did not record a liability for potential contingent reimbursement due

13

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
ARK Transformational Innovation	$25,471	$-	$166,777	2023-2024
ARK Transformational Innovation	253	292,366	-	2024-2025
ARK Transformational Innovation	2,217	313,060	-	2025-2026

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended June 30, 2024, RID collected $12,464 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended June 30, 2024, there were no CDSC fees collected for A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended June 30, 2024, CDSC fees of $4,674 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

14

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities,

15

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

16

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

The Fund may invest in securities issued by foreign companies through ADR and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying securities.

Foreign Securities

The Fund may invest in securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

17

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

Other Investment Company Securities and Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Investment Company Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invests in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Fund invests, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

5. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Currency Risk

The Fund may have exposure to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks. Investing in such securities may expose the funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

18

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term

19

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

When a Fund is non-diversified, it may invest a high percentage of its assets in a limited number of issuers. When a Fund invests in a relatively small number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. When a Fund is non-diversified, its NAV and total return may also fluctuate more or be subject to declines in weaker markets than a diversified mutual fund. Investments in securities of a limited number of issuers exposes a Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. To the extent a Fund invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

20

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

The Fund’s investing approach may dictate an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one particular sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of the Fund’s shares may change at different rates than to the value of shares of another fund that invests in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Because the Fund may hold a limited number of securities, it may at times be substantially over-weighted in certain economic sectors and underweighted in others. Accordingly, the Fund’s performance is likely to be disproportionately affected by the factors influencing the sectors in which it is substantially over-weighted. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S.

21

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Funds may not perform to expectations. The portfolio managers’ judgments about the attractiveness, value and anticipated price movements of a particular asset class or individual security may be incorrect, and there is no guarantee that individual securities will perform as anticipated. The value of an individual security can be more or less volatile than the market as a whole or a relative value approach may fail to produce the intended results. The portfolio managers’ assessment of relative value may be wrong or even if the assessment of relative value is correct, it may take a long period of time before the price and intrinsic value converge. It may not be possible to predict, or to hedge against, a widening in the yield spread of the securities selected by a sub-advisor. This could result in the Funds’ underperformance compared to other funds with similar investment objectives.

Valuation Risk

This is the risk that the Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, the Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted

22

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2024.

	Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,772,602	$-	$-	$-	$3,772,602

Total Borrowings	$3,772,602	$-	$-	$-	$3,772,602

Gross amount of recognized liabilities for securities lending transactions					$3,772,602

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year ended June 30, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Year Ended June 30, 2024	Year Ended June 30, 2023
Distributions paid from:
Long-term capital gains
R5 Class	-	267,134
Y Class	-	10,260,124
Investor Class	-	4,039,338
A Class	-	1,376,666
C Class	-	826,866
R6 Class	-	39,638

Total distributions paid	-	$16,809,766

As of June 30, 2024, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARK Transformational Innovation	$287,787,944	$42,119,214	$(126,689,615)	$(84,570,401)

23

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
ARK Transformational Innovation	$(84,570,401)	$-	$-	$(343,726,424)	$1	$(428,296,824)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the deferral of late year losses and the realization for tax purposes of unrealized gains from passive foreign investment companies.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from unused net operating losses as of June 30, 2024:

Fund	Paid-in-Capital	Distributable Earnings/(Deficits)
ARK Transformational Innovation	$(2,663,941)	$2,663,941

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2024, the Fund had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
ARK Transformational Innovation	$51,542,805	$290,903,774

During the year ended June 30, 2024, the Fund utilized $2,222,880 short-term capital loss carryforwards.

The Fund is permitted for tax purposes to defer into the next fiscal year qualified late year losses. Qualified late year capital losses are net losses incurred after October 31 through the Fund’s fiscal year end, June 30, 2024. Qualified late year ordinary losses are specified losses generally incurred after October 31 through the end of the Fund’s fiscal year end, June 30, 2024. For the period ending June 30, 2024, the Fund deferred $1,279,845 ordinary loss to July 1, 2024.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended June 30, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
ARK Transformational Innovation	$96,017,715	$171,088,720

24

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

A summary of the Fund’s transactions in the USG Select Fund for the year ended June 30, 2024 were as follows:

Fund	Type of Transaction	June 30, 2023 Shares/Fair Value	Purchases	Sales	June 30, 2024 Shares/Fair Value
ARK Transformational Innovation	Direct	$7,285,814	$81,068,711	$87,605,561	$748,964
ARK Transformational Innovation	Securities Lending	3,846,396	101,833,331	101,907,125	3,772,602

8. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of June 30, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$12,695,570	$3,772,602	$9,487,764	$13,260,366

25

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

9. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended June 30, 2024, the Fund did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	113,388	$1,455,038	81,761	$912,917
Reinvestment of dividends	-	-	30,642	264,744
Shares redeemed	(279,223)	(3,448,097)	(128,977)	(1,433,848)

Net (decrease) in shares outstanding	(165,835)	$(1,993,059)	(16,574)	$(256,187)

26

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2024

	Y Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	3,340,457	$41,468,602	6,072,595	$69,213,029
Reinvestment of dividends	-	-	1,177,624	10,115,788
Shares redeemed	(8,023,898)	(100,969,989)	(7,757,274)	(85,969,323)

Net (decrease) in shares outstanding	(4,683,441)	$(59,501,387)	(507,055)	$(6,640,506)

	Investor Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	1,368,085	$16,852,077	1,629,724	$18,019,878
Reinvestment of dividends	-	-	477,004	4,035,453
Shares redeemed	(2,962,521)	(36,168,363)	(2,083,291)	(22,811,873)

Net increase (decrease) in shares outstanding	(1,594,436)	$(19,316,286)	23,437	$(756,542)

	A Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	309,243	$3,925,035	421,138	$4,527,596
Reinvestment of dividends	-	-	158,643	1,338,947
Shares redeemed	(727,265)	(8,859,833)	(682,004)	(7,213,188)

Net (decrease) in shares outstanding	(418,022)	$(4,934,798)	(102,223)	$(1,346,645)

	C Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	82,124	$984,225	127,226	$1,386,904
Reinvestment of dividends	-	-	100,239	823,965
Shares redeemed	(307,047)	(3,655,450)	(249,039)	(2,567,216)

Net (decrease) in shares outstanding	(224,923)	$(2,671,225)	(21,574)	$(356,347)

	R6 Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	168,394	$2,103,110	23,953	$262,316
Reinvestment of dividends	-	-	4,598	39,638
Shares redeemed	(37,517)	(464,474)	(7,308)	(78,957)

Net increase in shares outstanding	130,877	$1,638,636	21,243	$222,997

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

27

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended June 30,
	2024	2023	2022		2021		2020

Net asset value, beginning of period	$12.10	$11.82	$48.75		$27.41		$18.59

Income (loss) from investment operations:
Net investment (loss)	(1.52)	(0.17)	(0.12	)B	(0.34	)D	(0.16	)B C
Net gains (losses) on investments (both realized and unrealized)	1.51	1.26	(28.04)		21.91		9.60

Total income (loss) from investment operations	(0.01)	1.09	(28.16)		21.57		9.44

Less distributions:
Dividends from net investment income	-	-	(0.90)		(0.07)		(0.03)
Distributions from net realized gains	-	(0.81)	(7.87)		(0.16)		(0.59)

Total distributions	-	(0.81)	(8.77)		(0.23)		(0.62)

Net asset value, end of period	$12.09	$12.10	$11.82		$48.75		$27.41

Total returnE	(0.08)%	11.98%	(68.27)%		78.67%		52.22%

Ratios and supplemental data:
Net assets, end of period	$2,467,952	$4,474,962	$4,569,803		$16,943,552		$8,438,698
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.13%	1.13%	1.12%		1.03%		1.24%
Expenses, net of reimbursements and/or recoupmentsF	1.00%	0.99%	1.06%		1.00%		1.00%
Net investment (loss), before expense reimbursements and/or recoupments	(0.97)%	(1.03)%	(0.47)%		(0.87	)%D	(1.04	)%C
Net investment (loss), net of reimbursements and/or recoupments	(0.84)%	(0.89)%	(0.41)%		(0.84	)%D	(0.80	)%C
Portfolio turnover rate	38%	33%	59%		61%		28%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Xilinx, Inc. amounting to $0.0021.
D	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0114.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

28

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended June 30,
	2024	2023	2022	2021		2020

Net asset value, beginning of period	$12.02	$11.76	$48.53	$27.31		$18.54

Income (loss) from investment operations:
Net investment (loss)	(0.88)	(0.16)	(0.04)	(0.29	)C	(0.19	)A B
Net gains (losses) on investments (both realized and unrealized)	0.86	1.23	(28.00)	21.73		9.58

Total income (loss) from investment operations	(0.02)	1.07	(28.04)	21.44		9.39

Less distributions:
Dividends from net investment income	-	-	(0.86)	(0.06)		(0.03)
Distributions from net realized gains	-	(0.81)	(7.87)	(0.16)		(0.59)

Total distributions	-	(0.81)	(8.73)	(0.22)		(0.62)

Net asset value, end of period	$12.00	$12.02	$11.76	$48.53		$27.31

Total returnD	(0.17)%	11.87%	(68.30)%	78.48%		52.09%

Ratios and supplemental data:
Net assets, end of period	$116,564,161	$172,981,127	$175,258,402	$735,669,845		$220,504,263
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.17%	1.19%	1.19%	1.11%		1.26%
Expenses, net of reimbursements and/or recoupmentsE	1.09%	1.08%	1.15%	1.09%		1.10%
Net investment (loss), before expense reimbursements and/or recoupments	(1.01)%	(1.09)%	(0.52)%	(0.95	)%C	(1.08	)%B
Net investment (loss), net of reimbursements and/or recoupments	(0.93)%	(0.98)%	(0.48)%	(0.93	)%C	(0.92	)%B
Portfolio turnover rate	38%	33%	59%	61%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Xilinx, Inc. amounting to $0.0042.
C	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0150.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

29

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended June 30,
	2024	2023	2022	2021		2020

Net asset value, beginning of period	$11.82	$11.62	$47.98	$27.05		$18.42

Income (loss) from investment operations:
Net investment (loss)	(0.89)	(0.13)	(0.37)	(0.37	)C	(0.25	)A B
Net gains (losses) on investments (both realized and unrealized)	0.85	1.14	(27.41)	21.48		9.50

Total income (loss) from investment operations	(0.04)	1.01	(27.78)	21.11		9.25

Less distributions:
Dividends from net investment income	-	-	(0.71)	(0.02)		(0.03)
Distributions from net realized gains	-	(0.81)	(7.87)	(0.16)		(0.59)

Total distributions	-	(0.81)	(8.58)	(0.18)		(0.62)

Net asset value, end of period	$11.78	$11.82	$11.62	$47.98		$27.05

Total returnD	(0.34)%	11.48%	(68.36)%	78.03%		51.66%

Ratios and supplemental data:
Net assets, end of period	$45,111,990	$64,126,589	$62,722,510	$331,002,394		$69,421,549
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.44%	1.46%	1.45%	1.38%		1.52%
Expenses, net of reimbursements and/or recoupmentsE	1.33%	1.32%	1.39%	1.34%		1.38%
Net investment (loss), before expense reimbursements and/or recoupments	(1.27)%	(1.36)%	(0.77)%	(1.21	)%C	(1.34	)%B
Net investment (loss), net of reimbursements and/or recoupments	(1.16)%	(1.22)%	(0.71)%	(1.17	)%C	(1.19	)%B
Portfolio turnover rate	38%	33%	59%	61%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Xilinx, Inc. amounting to $0.0063.
C	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0143.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

30

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended June 30,
	2024	2023		2022	2021		2020

Net asset value, beginning of period	$11.80	$11.60		$48.00	$27.05		$18.42

Income (loss) from investment operations:
Net investment (loss)	(0.64)	(0.22)		(0.06)	(0.35	)B	(0.06	)A
Net gains (losses) on investments (both realized and unrealized)	0.59	1.23		(27.74)	21.46		9.31

Total income (loss) from investment operations	(0.05)	1.01		(27.80)	21.11		9.25

Less distributions:
Dividends from net investment income	-	-		(0.73)	(0.00	)C	(0.03)
Distributions from net realized gains	-	(0.81)		(7.87)	(0.16)		(0.59)

Total distributions	-	(0.81)		(8.60)	(0.16)		(0.62)

Net asset value, end of period	$11.75	$11.80		$11.60	$48.00		$27.05

Total returnD	(0.42)%	11.51%		(68.40)%	78.03%		51.66%

Ratios and supplemental data:
Net assets, end of period	$15,827,888	$20,818,534		$21,659,351	$83,589,357		$23,391,480
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.50%	1.56%		1.43%	1.37%		1.66%
Expenses, net of reimbursements and/or recoupmentsE	1.35%	1.41	%F	1.43%	1.37%		1.40%
Net investment (loss), before expense reimbursements and/or recoupments	(1.33)%	(1.46)%		(0.76)%	(1.21	)%B	(1.47	)%A
Net investment (loss), net of reimbursements and/or recoupments	(1.18)%	(1.31)%		(0.76)%	(1.21	)%B	(1.21	)%A
Portfolio turnover rate	38%	33%		59%	61%		28%

A	Net investment income includes a significant dividend payment from Xilinx, Inc. amounting to $(0.0608).
B	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0160.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the voluntary expense caps on November 1, 2022.

See accompanying notes

31

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended June 30,
	2024	2023		2022	2021		2020

Net asset value, beginning of period	$11.44	$11.37		$47.16	$26.78		$18.35

Income (loss) from investment operations:
Net investment (loss)	(0.73)	(0.26)		(0.27)	(0.61	)B	(0.09	)A
Net gains (losses) on investments (both realized and unrealized)	0.60	1.14		(27.23)	21.15		9.11

Total income (loss) from investment operations	(0.13)	0.88		(27.50)	20.54		9.02

Less distributions:
Dividends from net investment income	-	-		(0.42)	-		-
Distributions from net realized gains	-	(0.81)		(7.87)	(0.16)		(0.59)

Total distributions	-	(0.81)		(8.29)	(0.16)		(0.59)

Net asset value, end of period	$11.31	$11.44		$11.37	$47.16		$26.78

Total returnC	(1.14)%	10.55%		(68.62)%	76.68%		50.54%

Ratios and supplemental data:
Net assets, end of period	$9,397,516	$12,078,215		$12,244,432	$44,900,174		$15,060,539
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.30%	2.37%		2.19%	2.12%		2.31%
Expenses, net of reimbursements and/or recoupmentsD	2.11%	2.19	%E	2.19%	2.12%		2.15%
Net investment (loss), before expense reimbursements and/or recoupments	(2.13)%	(2.27)%		(1.52)%	(1.96	)%B	(2.13	)%A
Net investment (loss), net of reimbursements	(1.94)%	(2.09)%		(1.52)%	(1.96	)%B	(1.97	)%A
Portfolio turnover rate	38%	33%		59%	61%		28%

A	Net investment income includes a significant dividend payment from Xilinx, Inc. amounting to $(0.0873).
B	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0154.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the voluntary expense caps on November 1, 2022.

See accompanying notes

32

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended June 30,					October 28, 2020A to June 30, 2021
	2024		2023		2022

Net asset value, beginning of period	$12.07		$11.80		$48.67	$36.25

Income from investment operations:
Net investment (loss)	(0.10	)B	(0.10	)B	(0.55)	(0.14	)C
Net gains (losses) on investments (both realized and unrealized)	0.10		1.18		(27.54)	12.78

Total income (loss) from investment operations	-		1.08		(28.09)	12.64

Less distributions:
Dividends from net investment income	-		-		(0.91)	(0.06)
Distributions from net realized gains	-		(0.81)		(7.87)	(0.16)

Total distributions	-		(0.81)		(8.78)	(0.22)

Net asset value, end of period	$12.07		$12.07		$11.80	$48.67

Total returnD	-%		11.92%		(68.25)%	34.86	%E

Ratios and supplemental data:
Net assets, end of period	$2,323,468		$744,517		$477,160	$2,268,341
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.13%		1.18%		1.12%	1.22	%F
Expenses, net of reimbursements and/or recoupmentsG	1.00%		0.99%		1.04%	0.95	%F
Net investment (loss), before expense reimbursements and/or recoupments	(0.96)%		(1.07)%		(0.42)%	(1.05	)%CF
Net investment (loss), net of reimbursements	(0.83)%		(0.88)%		(0.34)%	(0.78	)%CF
Portfolio turnover rate	38%		33%		59%	61	%E

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0197.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

33

American Beacon ARK Transformational Innovation FundSM

Federal Tax Information
June 30, 2024 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended June 30, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024.

The Fund designated the following items with regard to distributions paid during the fiscal year ended June 30, 2024. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

ARK Transformational Innovation	N/A

Qualified Dividend Income:

ARK Transformational Innovation	N/A

Long-Term Capital Gain Distributions:

ARK Transformational Innovation	$0

Short-Term Capital Gain Distributions:

ARK Transformational Innovation	$0

Shareholders will receive notification in January 2025 of the applicable tax information necessary to prepare their 2024 income tax returns.

34

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, and American Beacon ARK Transformational Innovation Fund are service marks of American Beacon Advisors, Inc.

AR 06/24

American Beacon® FUNDS

2024

ANNUAL FINANCIAL STATEMENTS

June 30, 2024

SHAPIRO EQUITY OPPORTUNITIES FUND

SHAPIRO SMID CAP EQUITY FUND

Shapiro 0624

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	June 30, 2024

Additional Fund Information	Back Cover

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund (two of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of June 30, 2024, the related statements of operations for the year ended June 30, 2024, the statements of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

August 29, 2024

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

June 30, 2024

	Shares	Fair Value

COMMON STOCKS - 97.07%

Communication Services - 15.13%

Entertainment - 10.19%
Lions Gate Entertainment Corp., Class BA	817,504	$7,006,009
Walt Disney Co.	65,250	6,478,673

		13,484,682

Interactive Media & Services - 4.94%
Alphabet, Inc., Class C	35,630	6,535,254

Total Communication Services		20,019,936

Consumer Discretionary - 15.35%

Hotels, Restaurants & Leisure - 4.17%
Penn Entertainment, Inc.A B	285,300	5,521,982

Household Durables - 4.94%
Mohawk Industries, Inc.A	57,570	6,539,376

Leisure Products - 4.69%
Topgolf Callaway Brands Corp.A	406,100	6,213,330

Textiles, Apparel & Luxury Goods - 1.55%
Carter’s, Inc.	33,000	2,045,010

Total Consumer Discretionary		20,319,698

Energy - 3.54%

Oil, Gas & Consumable Fuels - 3.54%
Devon Energy Corp.	98,720	4,679,328

Financials - 14.56%

Banks - 4.81%
Bank of America Corp.	160,200	6,371,154

Capital Markets - 4.78%
Nasdaq, Inc.	104,880	6,320,069

Financial Services - 4.97%
Berkshire Hathaway, Inc., Class BA	16,155	6,571,854

Total Financials		19,263,077

Health Care - 16.30%

Health Care Equipment & Supplies - 9.76%
Baxter International, Inc.	188,800	6,315,360
Zimmer Biomet Holdings, Inc.	60,865	6,605,679

		12,921,039

Life Sciences Tools & Services - 2.56%
Avantor, Inc.A	159,800	3,387,760

Pharmaceuticals - 3.98%
Elanco Animal Health, Inc.A	365,100	5,268,393

Total Health Care		21,577,192

Industrials - 13.76%

Aerospace & Defense - 4.75%
L3Harris Technologies, Inc.	27,955	6,278,134

See accompanying notes

2

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

June 30, 2024

	Shares	Fair Value

COMMON STOCKS - 97.07% (continued)

Industrials - 13.76% (continued)

Electrical Equipment - 4.48%
Sensata Technologies Holding PLC	158,600	$5,930,054

Professional Services - 4.53%
SS&C Technologies Holdings, Inc.	95,700	5,997,519

Total Industrials		18,205,707

Information Technology - 11.05%

Communications Equipment - 1.57%
Infinera Corp.A	339,434	2,067,153

Electronic Equipment, Instruments & Components - 3.51%
Corning, Inc.	119,625	4,647,431

Semiconductors & Semiconductor Equipment - 4.72%
Micron Technology, Inc.	47,490	6,246,360

Software - 1.25%
NCR Voyix Corp.A	134,100	1,656,135

Total Information Technology		14,617,079

Materials - 7.38%

Chemicals - 2.64%
Axalta Coating Systems Ltd.A	102,320	3,496,274

Containers & Packaging - 4.74%
Graphic Packaging Holding Co.	239,300	6,272,053

Total Materials		9,768,327

Total Common Stocks (Cost $106,358,196)		128,450,344

TOTAL INVESTMENTS - 97.07% (Cost $106,358,196)		128,450,344
OTHER ASSETS, NET OF LIABILITIES - 2.93%		3,880,073

TOTAL NET ASSETS - 100.00%		$132,330,417

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at June 30, 2024 (Note 8).

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2024, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$128,450,344	$-	$-	$128,450,344

Total Investments in Securities - Assets	$128,450,344	$-	$-	$128,450,344

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended June 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

3

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

June 30, 2024

	Shares	Fair Value

COMMON STOCKS - 97.46%

Communication Services - 15.00%

Entertainment - 15.00%
Atlanta Braves Holdings, Inc., Class CA	56,551	$2,230,371
Lions Gate Entertainment Corp., Class BA	243,126	2,083,590
Madison Square Garden Sports Corp.A	11,643	2,190,398

		6,504,359

Total Communication Services		6,504,359

Consumer Discretionary - 16.42%

Hotels, Restaurants & Leisure - 4.07%
Penn Entertainment, Inc.A B	91,100	1,763,241

Household Durables - 4.89%
Mohawk Industries, Inc.A	18,677	2,121,520

Leisure Products - 4.74%
Topgolf Callaway Brands Corp.A	134,300	2,054,790

Specialty Retail - 1.07%
Urban Outfitters, Inc.A	11,327	464,973

Textiles, Apparel & Luxury Goods - 1.65%
Carter’s, Inc.	11,500	712,655

Total Consumer Discretionary		7,117,179

Consumer Staples - 9.33%

Food Products - 9.33%
Ingredion, Inc.	18,113	2,077,561
TreeHouse Foods, Inc.A	53,750	1,969,400

		4,046,961

Total Consumer Staples		4,046,961

Energy - 1.74%

Oil, Gas & Consumable Fuels - 1.74%
Devon Energy Corp.	15,943	755,698

Health Care - 9.65%

Health Care Equipment & Supplies - 5.59%
Envista Holdings Corp.A	50,300	836,489
Neogen Corp.A	44,500	695,535
Varex Imaging Corp.A	60,474	890,782

		2,422,806

Pharmaceuticals - 4.06%
Elanco Animal Health, Inc.A	121,982	1,760,200

Total Health Care		4,183,006

Industrials - 18.37%

Aerospace & Defense - 4.88%
BWX Technologies, Inc.	22,242	2,112,990

Electrical Equipment - 4.58%
Sensata Technologies Holding PLC	53,138	1,986,830

Professional Services - 8.91%
Dun & Bradstreet Holdings, Inc.	194,400	1,800,144

See accompanying notes

4

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

June 30, 2024

	Shares	Fair Value

COMMON STOCKS - 97.46% (continued)

Industrials - 18.37% (continued)

Professional Services - 8.91% (continued)
SS&C Technologies Holdings, Inc.	32,900	$2,061,843

		3,861,987

Total Industrials		7,961,807

Information Technology - 13.73%

Communications Equipment - 3.95%
Infinera Corp.A	280,923	1,710,821

Semiconductors & Semiconductor Equipment - 4.93%
Ultra Clean Holdings, Inc.A	43,577	2,135,273

Software - 4.85%
NCR Voyix Corp.A	170,400	2,104,440

Total Information Technology		5,950,534

Materials - 13.22%

Chemicals - 8.28%
Axalta Coating Systems Ltd.A	52,855	1,806,055
Ecovyst, Inc.A	199,074	1,785,694

		3,591,749

Containers & Packaging - 4.94%
Graphic Packaging Holding Co.	81,636	2,139,680

Total Materials		5,731,429

Total Common Stocks (Cost $37,261,017)		42,250,973

FOREIGN COMMON STOCKS - 1.74% (Cost $1,768,666)

Materials - 1.74%

Chemicals - 1.74%
Arcadium Lithium PLCA B	224,720	755,059

SHORT-TERM INVESTMENTS - 0.97% (Cost $421,949)

Investment Companies - 0.97%
American Beacon U.S. Government Money Market Select Fund, 5.18%C D	421,949	421,949

TOTAL INVESTMENTS - 100.17% (Cost $39,451,632)		43,427,981
LIABILITIES, NET OF OTHER ASSETS - (0.17%)		(75,157)

TOTAL NET ASSETS - 100.00%		$43,352,824

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at June 30, 2024 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

PLC - Public Limited Company.

See accompanying notes

5

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

June 30, 2024

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2024, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$42,250,973	$-	$-	$42,250,973
Foreign Common Stocks	755,059	-	-	755,059
Short-Term Investments	421,949	-	-	421,949

Total Investments in Securities - Assets	$43,427,981	$-	$-	$43,427,981

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended June 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

6

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2024

	Shapiro Equity Opportunities Fund		Shapiro SMID Cap Equity Fund
Assets:
Investments in unaffiliated securities, at fair value§†		$128,450,344	$43,006,032
Investments in affiliated securities, at fair value‡		-	421,949
Dividends and interest receivable		115,878	10,971
Receivable for investments sold		8,889,212	-
Receivable for fund shares sold		213,572	13,061
Receivable for tax reclaims		-	3,289
Receivable for expense reimbursement (Note 2)		8,145	3,681
Prepaid expenses		19,044	6,954

Total assets		137,696,195	43,465,937

Liabilities:
Payable for investments purchased		546,267	-
Payable for fund shares redeemed		1,265	10,570
Management and sub-advisory fees payable (Note 2)		82,217	27,920
Service fees payable (Note 2)		450	4,127
Transfer agent fees payable (Note 2)		11,175	2,599
Payable for interfund loan		4,646,679	-
Custody and fund accounting fees payable		18,193	11,841
Professional fees payable		49,155	45,436
Registration fees payable		-	6,922
Trustee fees payable (Note 2)		508	129
Payable for prospectus and shareholder reports		5,980	3,493
Other liabilities		3,889	76

Total liabilities		5,365,778	113,113

Commitments and contingent liabilities (Note 2)
Net assets		$132,330,417	$43,352,824

Analysis of net assets:
Paid-in-capital		$124,631,536	$39,158,077
Total distributable earnings (deficits)A		7,698,881	4,194,747

Net assets		$132,330,417	$43,352,824

Shares outstanding at no par value (unlimited shares authorized):
R5 Class		462,157	1,630,709

Y Class		8,805,667	999,261

Investor Class		100,283	1,142,761

A Class		6,656	165,628

C Class		6,647	31,273

R6 Class		N/A	90,335

Net assets:
R5 Class		$6,556,093	$17,613,076

Y Class		$124,188,718	$10,707,221

Investor Class		$1,401,560	$12,001,262

A Class		$92,350	$1,734,541

C Class		$91,696	$321,211

R6 Class	$	N/A	$975,513

Net asset value, offering and redemption price per share:
R5 Class		$14.19	$10.80

Y Class		$14.10	$10.72

Investor Class		$13.98	$10.50

A Class		$13.87	$10.47

A Class (offering price)		$14.72	$11.11

C Class		$13.80	$10.27

R6 Class	$	N/A	$10.80

† Cost of investments in unaffiliated securities		$106,358,196	$39,029,683
‡ Cost of investments in affiliated securities		$-	$421,949
§ Fair value of securities on loan		$923,079	$2,392,385

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

7

American Beacon FundsSM

Statements of Operations

For the period ended June 30, 2024

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Investment income:
Dividend income from unaffiliated securities	$2,365,140	$417,690
Dividend income from affiliated securities (Note 2)	218,760	37,450
Income derived from securities lending (Note 8)	4,983	5,335

Total investment income	2,588,883	460,475

Expenses:
Management and sub-advisory fees (Note 2)	1,365,422	382,097
Transfer agent fees:
R5 Class (Note 2)	4,444	6,303
Y Class (Note 2)	121,588	12,353
Investor Class	1,430	2,024
A Class	18	260
C Class	18	197
R6 Class	-	102
Custody and fund accounting fees	58,110	39,460
Professional fees	86,022	56,237
Registration fees and expenses	74,616	89,094
Service fees (Note 2):
Investor Class	5,733	47,717
A Class	-	5,702
C Class	-	838
Distribution fees (Note 2):
A Class	213	4,748
C Class	847	6,216
Prospectus and shareholder report expenses	18,935	17,548
Trustee fees (Note 2)	20,087	5,205
Loan expense (Note 2)	20,283	520
Line of credit interest expense (Note 9)	1,681	460
Other expenses	32,026	24,544

Total expenses	1,811,473	701,625

Net fees waived and expenses (reimbursed) (Note 2)	(109,010)	(179,277)

Net expenses	1,702,463	522,348

Net investment income (loss)	886,420	(61,873)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	3,060,019	1,078,865
Commission recapture (Note 1)	36,412	21,173
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	21,114,069	(2,918,909)

Net gain (loss) from investments	24,210,500	(1,818,871)

Net increase (decrease) in net assets resulting from operations	$25,096,920	$(1,880,744)

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

8

American Beacon FundsSM

Statements of Changes in Net Assets

	Shapiro Equity Opportunities Fund		Shapiro SMID Cap Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$886,420	$1,792,279	$(61,873)	$178,983
Net realized gain (loss) from investments in unaffiliated securities, and commission recapture	3,096,431	(15,340,702)	1,100,038	3,459,583
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	21,114,069	24,407,474	(2,918,909)	3,534,703

Net increase (decrease) in net assets resulting from operations	25,096,920	10,859,051	(1,880,744)	7,173,269

Distributions to shareholders:
Total retained earnings:
R5 Class	(560,501)	(4,417,286)	(1,525,879)	(564,962)
Y Class	(1,221,755)	(9,551,750)	(929,827)	(374,842)
Investor Class	(9,550)	(226,205)	(1,149,011)	(581,874)
A Class	(568)	(6,708)	(142,355)	(59,671)
C Class	-	(6,166)	(54,956)	(18,677)
R6 Class	-	-	(84,245)	(25,839)

Net distributions to shareholders	(1,792,374)	(14,208,115)	(3,886,273)	(1,625,865)

Capital share transactions (Note 10):
Proceeds from sales of shares	38,149,774	38,174,078	6,161,273	10,716,210
Reinvestment of dividends and distributions	1,562,586	13,748,820	3,872,223	1,619,875
Issued in reorganization	-	-	-	76,360,869
Cost of shares redeemed	(123,272,987)	(56,951,056)	(24,058,428)	(43,451,177)

Net increase (decrease) in net assets from capital share transactions	(83,560,627)	(5,028,158)	(14,024,932)	45,245,777

Net increase (decrease) in net assets	(60,256,081)	(8,377,222)	(19,791,949)	50,793,181

Net assets:
Beginning of year	192,586,498	200,963,720	63,144,773	12,351,592

End of year	$132,330,417	$192,586,498	$43,352,824	$63,144,773

See accompanying notes

9

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The American Beacon Shapiro Equity Opportunities Fund is non-diversified, and the American Beacon Shapiro SMID Cap Equity Fund is diversified, as defined by the Act. As of June 30, 2024, the Trust consists of twenty-four active series, two of which are presented in this filing: American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Funds’ previous management and investment advisory agreements. The Board approved an interim Management Agreement with the Manager and an interim Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Funds, that were effective on December 29, 2023. A new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Shapiro SMID Cap Equity Fund were effective on January 26, 2024 upon their approval by the Fund’s shareholders. A new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Shapiro Equity Opportunities Fund were effective on February 27, 2024 upon their approval by the Fund’s shareholders.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

10

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

11

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

12

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Shapiro Capital Management LLC (“Shapiro”), an affiliate of the Manager, pursuant to which each Fund has agreed to pay Shapiro an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

Shapiro Equity Opportunities Fund

First $250 million	0.35%
Next $250 million	0.30%
Over $500 million	0.25%

Shapiro SMID Cap Equity Fund

First $250 million	0.40%
Next $250 million	0.35%
Over $500 million	0.30%

The Management and Sub-Advisory Fees paid by the Funds for the year ended June 30, 2024 were as follows:

Shapiro Equity Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$682,987
Sub-Advisory Fees	0.35%	682,435

Total	0.70%	$1,365,422

Shapiro SMID Cap Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$180,091
Sub-Advisory Fees	0.40%	202,006

Total	0.75%	$382,097

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the year ended June 30, 2024, the Manager received securities lending fees of $615 and $550 for the securities lending activities of Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Classes, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

13

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended June 30, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Shapiro Equity Opportunities	$117,783
Shapiro SMID Cap Equity	14,996

As of June 30, 2024, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Shapiro Equity Opportunities	$9,411
Shapiro SMID Cap Equity	1,110

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a June 30, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	June 30, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	June 30, 2024 Shares/Fair Value
U.S. Government Money Market Select	Direct	Shapiro Equity Opportunities	$-	$-	$-	$218,760	$-
U.S. Government Money Market Select	Direct	Shapiro SMID Cap Equity	421,949	-	-	37,450	421,949

14

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended June 30, 2024, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Shapiro Equity Opportunities	$4,236	$1,133	$5,369
Shapiro SMID Cap Equity	726	796	1,522

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended June 30, 2024, the Shapiro Equity Opportunities Fund borrowed on average $6,461,816 for 7 days at an average interest rate of 6.14% with interest charges of $20,283 and the Shapiro SMID Cap Equity Fund borrowed on average $273,225 for 11 days at an average interest rate of 6.14% with interest charges of $520. These amounts are recorded as “Loan expense” in the Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through October 31, 2024, for the Shapiro Equity Opportunities Fund, and through the later of October 31, 2024 or two years following the closing date of the reorganization of the American Beacon Mid-Cap Value Fund into the Fund, for the Shapiro SMID Cap Equity Fund, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the year ended June 30, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	7/1/2023 - 10/31/2023	11/1/2023 - 06/30/2024	Reimbursed Expenses	(Recouped) Expenses
Shapiro Equity Opportunities	R5	0.79%	0.79%	$38,328	$-		2026-2027
Shapiro Equity Opportunities	Y	0.89%	0.89%	66,631	-		2026-2027
Shapiro Equity Opportunities	Investor	1.06%	1.06%	3,957	-		2026-2027
Shapiro Equity Opportunities	A	1.12%	1.06%	47	(3	)*	2026-2027
Shapiro Equity Opportunities	C	1.87%	1.81%	47	(3	)*	2026-2027
Shapiro SMID Cap Equity	R5	0.89%	0.89%	67,706	-		2026-2027
Shapiro SMID Cap Equity	Y	0.96%	0.96%	$42,272	$-		2026-2027

15

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	7/1/2023 - 10/31/2023	11/1/2023 - 06/30/2024	Reimbursed Expenses	(Recouped) Expenses
Shapiro SMID Cap Equity	Investor	1.17%	1.17%	53,897	-	2026- 2027
Shapiro SMID Cap Equity	A	1.26%	1.25%	9,628	-	2026- 2027
Shapiro SMID Cap Equity	C	2.01%	2.01%	2,221	-	2026- 2027
Shapiro SMID Cap Equity	R6	0.90%	0.89%	3,553	-	2026- 2027

*These amounts represents Recouped Expenses from prior fiscal years and are reflected in Total Expenses on the Statements of Operations

Of the above amounts, $8,145 and $3,681 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at June 30, 2024 for the Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2026 and 2027. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses		Excess Expense Carryover		Expired Expense Carryover	Expiration of Reimbursed Expenses
Shapiro Equity Opportunities		$-		$-	$93,703	2023-2024
Shapiro Equity Opportunities	6		103,059		-	2024-2025
Shapiro Equity Opportunities	-		154,812		-	2025-2026
Shapiro SMID Cap Equity	-		-		163,331	2023-2024
Shapiro SMID Cap Equity	-		178,280		-	2024-2025
Shapiro SMID Cap Equity	-		250,989		-	2025-2026

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of June 30, 2024, based on management’s evaluation of the shareholder account base, one account has been identified as representing an unaffiliated significant ownership of approximately 11% for the Shapiro Equity Opportunities Fund and one shareholder has been identified as representing an affiliated significant ownership of approximately 11% for the Shapiro SMID Cap Equity Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended June 30, 2024, RID collected $66 for Shapiro SMID Cap Equity Fund from the sale of A Class Shares. There were no Class A sales charges collected for the Shapiro Equity Opportunities Fund.

16

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended June 30, 2024, there were no CDSC fees collected for the Class A Shares of the Shapiro Equity Opportunities Fund or the Shapiro SMID Cap Equity Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2024, there were no CDSC fees collected for the Class C Shares of the Shapiro Equity Opportunities Fund or the Shapiro SMID Cap Equity Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices.

17

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Funds’ portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when

18

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as

19

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

5. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Dividend Risk

A Fund’s focus on dividend-paying stocks could cause a Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. An issuer of stock held by a Fund may choose not to declare a dividend or the dividend rate might not remain at current levels or increase over time. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. In addition, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. At times, a Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by a Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Focused Holdings Risk

Because the Funds may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Funds’ NAV and total return when compared to other diversified funds. Although a focused portfolio has the potential to generate attractive returns over time, it also may increase the Funds’ volatility.

20

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

When a Fund is non-diversified, it may invest a high percentage of its assets in a limited number of issuers. When a Fund invests in a relatively small number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. When a Fund is non-diversified, its NAV and total return may also fluctuate more or be subject to declines in weaker markets than a diversified mutual fund. Investments in securities of a limited number of issuers exposes a Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. To the extent a Fund invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index,

21

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the

22

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in to seek income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Funds may not perform to expectations. The portfolio managers’ judgments about the attractiveness, value and anticipated price movements of a particular asset class or individual security may be incorrect, and there is no guarantee that individual securities will perform as anticipated. The value of an individual security can be more or less volatile than the market as a whole or a relative value approach may fail to produce the intended results. The portfolio managers’ assessment of relative value may be wrong or even if the assessment of relative value is correct, it may take a long period of time before the price and intrinsic value converge. It may not be possible to predict, or to hedge against, a widening in the yield spread of the securities selected by a sub-advisor. This could result in the Funds’ underperformance compared to other funds with similar investment objectives.

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

23

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Shapiro Equity Opportunities Fund		Shapiro SMID Cap Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Distributions paid from:
Ordinary income*
R5 Class	$560,501	$1,173,992	$1,163,107	$262,294
Y Class	1,221,755	2,482,473	708,765	174,028
Investor Class	9,550	54,883	875,838	270,146
A Class	568	1,783	108,510	27,432
C Class	-	1,247	41,733	7,881
R6 Class	-	-	64,216	11,996
Long-term capital gains
R5 Class	-	3,243,294	362,772	302,668
Y Class	-	7,069,277	221,062	200,814
Investor Class	-	171,322	273,173	311,728
A Class	-	4,925	33,845	32,239
C Class	-	4,919	13,223	10,796
R6 Class	-	-	20,029	13,843

Total distributions paid	1,792,374	14,208,115	3,886,273	1,625,865

*For tax purposes, short-term capital gains are considered ordinary income distributions.

As of June 30, 2024, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Shapiro Equity Opportunities	$109,496,883	$21,758,193	$(2,804,733)	$18,953,460
Shapiro SMID Cap Equity	39,802,973	6,522,876	(2,897,868)	3,625,008

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Shapiro Equity Opportunities	$18,953,460	$884,806	$-	$(12,137,764)	$(1,621)	$7,698,881
Shapiro SMID Cap Equity	3,625,008	-	571,616	-	(1,877)	4,194,747

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales and organizational expenses.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from net operating loss as of June 30, 2024:

Fund	Paid-in-Capital	Distributable Earnings/(Deficits)
Shapiro Equity Opportunities	$-	$-
Shapiro SMID Cap Equity	(62,103)	62,103

24

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2024, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Shapiro Equity Opportunities	$6,079,711	$6,058,053
Shapiro SMID Cap Equity	-	-

During the year ended June 30, 2024, the Shapiro Equity Opportunities Fund utilized $6,254,336 long-term capital loss carryforwards.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended June 30, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Shapiro Equity Opportunities	$109,257,374	$190,650,190
Shapiro SMID Cap Equity	21,840,007	37,873,668

A summary of the Funds’ transactions in the USG Select Fund for the year ended June 30, 2024 were as follows:

Fund	Type of Transaction	June 30, 2023 Shares/Fair Value	Purchases	Sales	June 30, 2024 Shares/Fair Value
Shapiro Equity Opportunities	Direct	$6,829,058	$88,381,081	$95,210,139	$-
Shapiro Equity Opportunities	Securities Lending	-	42,602,019	42,602,019	-
Shapiro SMID Cap Equity	Direct	1,912,344	22,688,325	24,178,720	421,949
Shapiro SMID Cap Equity	Securities Lending	2,218,416	21,432,959	23,651,375	-

8. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

25

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of June 30, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Shapiro Equity Opportunities	$923,079	$-	$929,994	$929,994
Shapiro SMID Cap Equity	2,392,385	-	2,434,822	2,434,822

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to

26

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of Credit expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended June 30, 2024, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	26,235	$331,204	38,399	$468,653
Reinvestment of dividends	42,366	560,501	377,223	4,417,285
Shares redeemed	(4,397,430)	(61,499,986)	(27,131)	(336,695)

Net increase (decrease) in shares outstanding	(4,328,829)	$(60,608,281)	388,491	$4,549,243

	Y Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	3,026,529	$37,713,927	2,923,320	$37,589,534
Reinvestment of dividends	75,306	992,535	780,234	9,105,330
Shares redeemed	(4,661,204)	(61,078,304)	(4,278,790)	(54,949,364)

Net (decrease) in shares outstanding	(1,559,369)	$(22,371,842)	(575,236)	$(8,254,500)

	Investor Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	7,891	$104,643	9,044	$115,891
Reinvestment of dividends	731	9,550	19,551	226,205
Shares redeemed	(54,512)	(694,697)	(135,696)	(1,664,997)

Net (decrease) in shares outstanding	(45,890)	$(580,504)	(107,101)	$(1,322,901)

	A Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	-	-	-	-
Shares redeemed	-	-	-	-

Net increase in shares outstanding	-	$-	-	$-

	C Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	-	-	-	-
Shares redeemed	-	-	-	-

Net increase in shares outstanding	-	$-	-	$-

27

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

	R5 Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	293,421	$3,201,693	532,452	$5,887,471
Reinvestment of dividends	138,344	1,524,553	52,237	564,680
Issued in Reorganization	-	-	2,248,531	24,951,727
Shares redeemed	(791,085)	(8,783,370)	(1,434,593)	(16,355,091)

Net increase (decrease) in shares outstanding	(359,320)	$(4,057,124)	1,398,627	$15,048,787

	Y Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	158,004	$1,717,918	192,399	$2,217,808
Reinvestment of dividends	84,106	920,119	34,450	369,993
Issued in Reorganization	-	-	1,813,806	20,003,917
Shares redeemed	(615,797)	(6,512,575)	(880,657)	(9,827,911)

Net increase (decrease) in shares outstanding	(373,687)	$(3,874,538)	1,159,998	$12,763,807

	Investor Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	57,273	$614,479	191,492	$2,150,643
Reinvestment of dividends	107,084	1,149,010	54,992	581,820
Issued in Reorganization	-	-	2,410,152	26,190,156
Shares redeemed	(638,947)	(6,754,830)	(1,414,853)	(15,467,732)

Net increase (decrease) in shares outstanding	(474,590)	$(4,991,341)	1,241,783	$13,454,887

	A Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	41,460	$433,341	23,038	$258,854
Reinvestment of dividends	13,134	140,663	5,605	59,189
Issued in Reorganization	-	-	261,868	2,841,555
Shares redeemed	(100,502)	(1,076,283)	(86,466)	(965,149)

Net increase (decrease) in shares outstanding	(45,908)	$(502,279)	204,045	$2,194,449

	C Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,734	$19,341	685	$7,560
Reinvestment of dividends	5,083	53,633	1,750	18,354
Issued in Reorganization	-	-	104,408	1,124,519
Shares redeemed	(51,327)	(534,337)	(38,551)	(426,829)

Net increase (decrease) in shares outstanding	(44,510)	$(461,363)	68,292	$723,604

	R6 Class
	Year Ended June 30, 2024		Year Ended June 30, 2023
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	15,974	$174,501	16,993	$193,874
Reinvestment of dividends	7,645	84,245	2,390	25,839
Issued in Reorganization	-	-	112,576	1,248,995
Shares redeemed	(36,716)	(397,033)	(35,896)	(408,465)

Net increase (decrease) in shares outstanding	(13,097)	$(138,287)	96,063	$1,060,243

28

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

29

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended June 30,

	2024	2023	2022	2021	2020

Net asset value, beginning of period	$12.61	$12.90	$16.77	$9.44	$11.28

Income (loss) from investment operations:
Net investment income	1.01	0.12	0.16	0.12	0.14
Net gains (losses) on investments (both realized and unrealized)	0.69	0.60	(2.95)	7.49	(1.36)

Total income (loss) from investment operations	1.70	0.72	(2.79)	7.61	(1.22)

Less distributions:
Dividends from net investment income	(0.12)	(0.08)	(0.16)	(0.05)	(0.11)
Distributions from net realized gains	-	(0.93)	(0.92)	(0.23)	(0.51)

Total distributions	(0.12)	(1.01)	(1.08)	(0.28)	(0.62)

Net asset value, end of period	$14.19	$12.61	$12.90	$16.77	$9.44

Total returnB	13.53%	6.16%	(17.65)%	81.43%	(11.84)%

Ratios and supplemental data:
Net assets, end of period	$6,556,093	$60,402,983	$56,812,654	$71,421,117	$40,207,550
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.87%	0.87%	0.83%	0.86%	0.97%
Expenses, net of reimbursements and/or recoupmentsC	0.80%	0.79%	0.79%	0.79%	0.79%
Net investment income, before expense reimbursements and/or recoupments	0.37%	0.88%	0.96%	0.82%	1.11%
Net investment income, net of reimbursements and/or recoupments	0.44%	0.96%	1.00%	0.89%	1.29%
Portfolio turnover rate	59%	33%	47%	31%	59%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expense.

See accompanying notes

30

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended June 30,

	2024	2023	2022	2021	2020

Net asset value, beginning of period	$12.56	$12.87	$16.72	$9.43	$11.28

Income (loss) from investment operations:
Net investment income	0.06	0.12	0.14	0.06	0.12
Net gains (losses) on investments (both realized and unrealized)	1.59	0.57	(2.92)	7.51	(1.35)

Total income (loss) from investment operations	1.65	0.69	(2.78)	7.57	(1.23)

Less distributions:
Dividends from net investment income	(0.11)	(0.07)	(0.15)	(0.05)	(0.11)
Distributions from net realized gains	-	(0.93)	(0.92)	(0.23)	(0.51)

Total distributions	(0.11)	(1.00)	(1.07)	(0.28)	(0.62)

Net asset value, end of period	$14.10	$12.56	$12.87	$16.72	$9.43

Total returnA	13.23%	5.95%	(17.63)%	81.09%	(11.92)%

Ratios and supplemental data:
Net assets, end of period	$124,188,718	$130,201,209	$140,753,789	$174,605,529	$30,239,629
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.95%	0.97%	0.93%	0.95%	1.09%
Expenses, net of reimbursements and/or recoupmentsB	0.90%	0.89%	0.89%	0.89%	0.89%
Net investment income, before expense reimbursements and/or recoupments	0.42%	0.80%	0.85%	0.77%	0.99%
Net investment income, net of reimbursements and/or recoupments	0.47%	0.88%	0.89%	0.83%	1.19%
Portfolio turnover rate	59%	33%	47%	31%	59%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expense.

See accompanying notes

31

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended June 30,

	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.44	$12.75	$16.56	$9.35	$11.20

Income (loss) from investment operations:
Net investment income	0.16	0.21	0.21	0.08	0.08
Net gains (losses) on investments (both realized and unrealized)	1.46	0.46	(2.99)	7.41	(1.34)

Total income (loss) from investment operations	1.62	0.67	(2.78)	7.49	(1.26)

Less distributions:
Dividends from net investment income	(0.08)	(0.05)	(0.11)	(0.05)	(0.08)
Distributions from net realized gains	-	(0.93)	(0.92)	(0.23)	(0.51)

Total distributions	(0.08)	(0.98)	(1.03)	(0.28)	(0.59)

Net asset value, end of period	$13.98	$12.44	$12.75	$16.56	$9.35

Total returnA	13.09%	5.81%	(17.80)%	80.85%	(12.20)%

Ratios and supplemental data:
Net assets, end of period	$1,401,560	$1,818,356	$3,228,564	$19,032,563	$320,828
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.33%	1.29%	1.21%	1.26%	2.20%
Expenses, net of reimbursements and/or recoupmentsB	1.07%	1.06%	1.06%	1.06%	1.17%
Net investment income (loss), before expense reimbursements and/or recoupments	0.02%	0.49%	0.51%	0.57%	(0.11)%
Net investment income, net of reimbursements and/or recoupments	0.28%	0.72%	0.66%	0.77%	0.92%
Portfolio turnover rate	59%	33%	47%	31%	59%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expense.

See accompanying notes

32

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended June 30,			October 29, 2021A to June 30, 2022

	2024		2023

Net asset value, beginning of period	$12.35		$12.71	$16.09

Income (loss) from investment operations:
Net investment income	0.04		0.08	0.08
Net gains (losses) on investments (both realized and unrealized)	1.57		0.57	(2.39)

Total income (loss) from investment operations	1.61		0.65	(2.31)

Less distributions:
Dividends from net investment income	(0.09)		(0.08)	(0.15)
Distributions from net realized gains	–		(0.93)	(0.92)

Total distributions	(0.09)		(1.01)	(1.07)

Net asset value, end of period	$13.87		$12.35	$12.71

Total returnB	13.05%		5.69%	(15.40	)%C

Ratios and supplemental data:
Net assets, end of period	$92,350		$82,228	$84,569
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.14%		1.13%	3.36	%D
Expenses, net of reimbursements and/or recoupmentsE	1.08	%F	1.12%	1.12	%D
Net investment income (loss), before expense reimbursements and/or recoupments	0.22%		0.63%	(1.53	)%D
Net investment income, net of reimbursements and/or recoupments	0.28%		0.64%	0.71	%D
Portfolio turnover rate	59%		33%	47%

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expense.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2023.

See accompanying notes

33

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended June 30,			October 29, 2021A to June 30, 2022

	2024		2023

Net asset value, beginning of period	$12.30		$12.66	$16.09

Income (loss) from investment operations:
Net investment (loss)	(0.06)		(0.01)	(0.00	)B C
Net gains (losses) on investments (both realized and unrealized)	1.56		0.58	(2.38)

Total income (loss) from investment operations	1.50		0.57	(2.38)

Less distributions:
Dividends from net investment income	–		–	(0.13)
Distributions from net realized gains	–		(0.93)	(0.92)

Total distributions	–		(0.93)	(1.05)

Net asset value, end of period	$13.80		$12.30	$12.66

Total returnD	12.20%		5.01%	(15.85	)%E

Ratios and supplemental data:
Net assets, end of period	$91,696		$81,722	$84,144
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.89%		1.88%	4.11	%F
Expenses, net of reimbursements and/or recoupmentsG	1.83	%H	1.87%	1.87	%F
Net investment (loss), before expense reimbursements and/or recoupments	(0.53)%		(0.12)%	(2.28	)%F
Net investment (loss), net of reimbursements	(0.47)%		(0.11)%	(0.04	)%F
Portfolio turnover rate	59%		33%	47%

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expense.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2023.

See accompanying notes

34

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended June 30,

	2024		2023	2022		2021		2020

Net asset value, beginning of period	$11.88		$10.35	$13.69		$7.62		$9.72

Income (loss) from investment operations:
Net investment income	0.01		0.02	0.21	B	0.07	C	0.04
Net gains (losses) on investments (both realized and unrealized)	(0.22)		1.73	(1.98)		6.13		(1.46)

Total income (loss) from investment operations	(0.21)		1.75	(1.77)		6.20		(1.42)

Less distributions:
Dividends from net investment income	(0.01)		(0.02)	(0.26)		(0.00	)D	(0.05)
Distributions from net realized gains	(0.86)		(0.20)	(1.31)		(0.13)		(0.63)

Total distributions	(0.87)		(0.22)	(1.57)		(0.13)		(0.68)

Net asset value, end of period	$10.80		$11.88	$10.35		$13.69		$7.62

Total returnE	(1.94)%		17.17%	(14.51)%		81.91%		(16.09)%

Ratios and supplemental data:
Net assets, end of period	$17,613,076		$23,634,955	$6,121,930		$7,711,085		$4,276,389
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.23%		1.36%	1.92%		2.24%		3.22%
Expenses, net of reimbursements and/or recoupments	0.89%		0.89%	0.89%		0.89%		0.90%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.34)%		0.01%	0.63	%B	(0.71	)%C	(1.84)%
Net investment income, net of reimbursements and/or recoupments	0.00	%F	0.48%	1.66	%B	0.64	%C	0.48%
Portfolio turnover rate	43%		36%	34%		64%		48%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Net investment income includes a significant dividend payment from Cadence Bank and Ecovyst, Inc. amounting to $0.1767.
C	Net investment income includes a significant dividend payment from PQ Group Holdings, Inc. amounting to $0.0223.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Amount represents less than 0.01%.

See accompanying notes

35

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended June 30,

	2024		2023		2022		2021		2020

Net asset value, beginning of period	$11.80		$10.29		$13.63		$7.60		$9.71

Income (loss) from investment operations:
Net investment income	(0.00	)D	0.05	C	0.29	A	0.04	B C	0.05
Net gains (losses) on investments (both realized and unrealized)	(0.21)		1.68		(2.06)		6.12		(1.48)

Total income (loss) from investment operations	(0.21)		1.73		(1.77)		6.16		(1.43)

Less distributions:
Dividends from net investment income	(0.01)		(0.02)		(0.26)		(0.00	)D	(0.05)
Distributions from net realized gains	(0.86)		(0.20)		(1.31)		(0.13)		(0.63)

Total distributions	(0.87)		(0.22)		(1.57)		(0.13)		(0.68)

Net asset value, end of period	$10.72		$11.80		$10.29		$13.63		$7.60

Total returnE	(1.95)%		17.08%		(14.57)%		81.60%		(16.21)%

Ratios and supplemental data:
Net assets, end of period	$10,707,221		$16,196,711		$2,191,298		$8,753,769		$104,553
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.30%		1.40%		2.00%		2.21%		3.33%
Expenses, net of reimbursements and/or recoupments	0.96%		0.96%		0.97	%F	0.99%		1.00%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.40)%		(0.03)%		1.16	%A	(0.94	)%B	(1.91)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.06)%		0.41%		2.19	%A	0.28	%B	0.42%
Portfolio turnover rate	43%		36%		34%		64%		48%

A	Net investment income includes a significant dividend payment from Cadence Bank and Ecovyst, Inc. amounting to $0.2671.
B	Net investment income includes a significant dividend payment from PQ Group Holdings, Inc. amounting to $0.0412.
C	Per share amounts have been calculated using the average shares method.
D	Amount is less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on October 31, 2021.

See accompanying notes

36

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended June 30,

	2024	2023	2022		2021		2020

Net asset value, beginning of period	$11.60	$10.15	$13.48		$7.53		$9.65

Income (loss) from investment operations:
Net investment income (loss)	(0.05)	0.05	0.20	A	0.05	B	0.01
Net gains (losses) on investments (both realized and unrealized)	(0.18)	1.62	(1.96)		6.03		(1.45)

Total income (loss) from investment operations	(0.23)	1.67	(1.76)		6.08		(1.44)

Less distributions:
Dividends from net investment income	(0.01)	(0.02)	(0.26)		(0.00	)C	(0.05)
Distributions from net realized gains	(0.86)	(0.20)	(1.31)		(0.13)		(0.63)

Total distributions	(0.87)	(0.22)	(1.57)		(0.13)		(0.68)

Net asset value, end of period	$10.50	$11.60	$10.15		$13.48		$7.53

Total returnD	(2.17)%	16.72%	(14.67)%		81.29%		(16.43)%

Ratios and supplemental data:
Net assets, end of period	$12,001,262	$18,767,020	$3,810,635		$3,586,842		$913,709
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.53%	1.62%	2.31%		2.59%		3.86%
Expenses, net of reimbursements and/or recoupments	1.17%	1.17%	1.17%		1.20%		1.28%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.63)%	(0.31)%	0.11	%A	(1.14	)%B	(2.49)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.27)%	0.14%	1.25	%A	0.25	%B	0.09%
Portfolio turnover rate	43%	36%	34%		64%		48%

A	Net investment income includes a significant dividend payment from Cadence Bank and Ecovyst, Inc. amounting to $0.1558.
B	Net investment income includes a significant dividend payment from PQ Group Holdings, Inc. amounting to $0.0339.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

37

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended June 30,		October 29, 2021A to June 30,
	2024	2023	2022

Net asset value, beginning of period	$11.58	$10.13	$13.35

Income (loss) from investment operations:
Net investment income (loss)	(0.05)	0.25	(0.00	)B
Net gains (losses) on investments (both realized and unrealized)	(0.19)	1.42	(1.65)

Total income (loss) from investment operations	(0.24)	1.67	(1.65)

Less distributions:
Dividends from net investment income	(0.01)	(0.02)	(0.26)
Distributions from net realized gains	(0.86)	(0.20)	(1.31)

Total distributions	(0.87)	(0.22)	(1.57)

Net asset value, end of period	$10.47	$11.58	$10.13

Total returnC	(2.26)%	16.73%	(14.00	)%D

Ratios and supplemental data:
Net assets, end of period	$1,734,541	$2,450,065	$75,917
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.76%	1.66%	4.75	%E
Expenses, net of reimbursements and/or recoupments	1.25%	1.26%	1.26	%E
Net investment income (loss), before expense reimbursements and/or recoupments	(0.87)%	(0.32)%	(3.53	)%E
Net investment income (loss), net of reimbursements and/or recoupments	(0.36)%	0.08%	(0.04	)%E
Portfolio turnover rate	43%	36%	34%

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

38

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended June 30,			October 29, 2021A to June 30,
	2024	2023		2022

Net asset value, beginning of period	$11.45	$10.08		$13.35

Income (loss) from investment operations:
Net investment (loss)	(0.36)	(0.07	)B	(0.06)
Net gains (losses) on investments (both realized and unrealized)	0.04	1.65		(1.64)

Total income (loss) from investment operations	(0.32)	1.58		(1.70)

Less distributions:
Dividends from net investment income	-	(0.01)		(0.26)
Distributions from net realized gains	(0.86)	(0.20)		(1.31)

Total distributions	(0.86)	(0.21)		(1.57)

Net asset value, end of period	$10.27	$11.45		$10.08

Total returnC	(3.02)%	15.85%		(14.43	)%D

Ratios and supplemental data:
Net assets, end of period	$321,211	$867,865		$75,541
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.37%	2.43%		5.51	%E
Expenses, net of reimbursements and/or recoupments	2.01%	2.01%		2.01	%E
Net investment (loss), before expense reimbursements and/or recoupments	(1.46)%	(1.08)%		(4.29	)%E
Net investment (loss), net of reimbursements	(1.10)%	(0.66)%		(0.79	)%E
Portfolio turnover rate	43%	36%		34%

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

39

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended June 30,			October 29, 2021A to June 30,
	2024		2023	2022

Net asset value, beginning of period	$11.87		$10.35	$13.57

Income from investment operations:
Net investment income	(0.00	)B	0.25	0.03
Net gains (losses) on investments (both realized and unrealized)	(0.20)		1.49	(1.68)

Total income (loss) from investment operations	(0.20)		1.74	(1.65)

Less distributions:
Dividends from net investment income	(0.01)		(0.02)	(0.26)
Distributions from net realized gains	(0.86)		(0.20)	(1.31)

Total distributions	(0.87)		(0.22)	(1.57)

Net asset value, end of period	$10.80		$11.87	$10.35

Total returnC	(1.85)%		17.08%	(13.75	)%D

Ratios and supplemental data:
Net assets, end of period	$975,513		$1,228,157	$76,271
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.20%		1.30%	4.49	%E
Expenses, net of reimbursements and/or recoupments	0.89%		0.90%	0.90	%E
Net investment income (loss), before expense reimbursements and/or recoupments	(0.32)%		0.05%	(3.27	)%E
Net investment income (loss), net of reimbursements	(0.01)%		0.45%	0.32	%E
Portfolio turnover rate	43%		36%	34%

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

40

American Beacon FundsSM

Federal Tax Information

June 30, 2024 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended June 30, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024.

The Fund designated the following items with regard to distributions paid during the fiscal year ended June 30, 2024. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Shapiro Equity Opportunities	100.00%
Shapiro SMID Cap Equity	15.72%

Qualified Dividend Income:

Shapiro Equity Opportunities	100.00%
Shapiro SMID Cap Equity	16.68%

Long-Term Capital Gain Distributions:

Shapiro Equity Opportunities	$0
Shapiro SMID Cap Equity	$924,104

Short-Term Capital Gain Distributions:

Shapiro Equity Opportunities	$0
Shapiro SMID Cap Equity	$2,945,740

Shareholders will receive notification in January 2025 of the applicable tax information necessary to prepare their 2024 income tax returns.

41

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund are service marks of American Beacon Advisors, Inc.

AR 06/24

American Beacon®
FUNDS

2024

ANNUAL FINANCIAL STATEMENTS

June 30, 2024

SSI ALTERNATIVE INCOME FUND

TWENTYFOUR STRATEGIC INCOME FUND

TWENTYFOUR SUSTAINABLE SHORT TERM BOND FUND

SSI_TwentyFour 0624

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	June 30, 2024

Additional Fund Information	Back Cover

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon SSI Alternative Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund (three of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of June 30, 2024, the related statements of operations for the year ended June 30, 2024, the statements of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

August 29, 2024

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2024

	Shares	Fair Value

SECURITIES HELD LONG - 98.74%

CONVERTIBLE PREFERRED STOCKS - 2.56%

Financials - 0.40%

Financial Services - 0.40%
Apollo Global Management, Inc., 6.750%, Due 07/31/2026	10,692	$701,716

Industrials - 1.24%

Machinery - 1.24%
Chart Industries, Inc., Series B, 6.750%, Due 12/15/2025	38,332	2,183,007

Information Technology - 0.45%

Software - 0.45%
NCR Voyix Corp., Series A, 5.500%, PIK (In-kind rate 5.500%)A	767	797,251

Materials - 0.47%

Chemicals - 0.47%
Lyondellbasell Advanced Polymers, Inc.A	1,026	836,190

Total Convertible Preferred Stocks (Cost $4,779,804)		4,518,164

PREFERRED STOCKS - 2.25%

Financials - 2.25%

Mortgage Real Estate Investment Trusts (REITs) - 2.25%
AGNC Investment Corp.,
Series E, 6.500%, (3 mo. USD LIBOR + 4.697%)A B	3,313	83,223
Series F, 6.125%, (3 mo. USD LIBOR + 4.993%)A B	39,299	948,285
MFA Financial, Inc., Series C, 6.500%, (3 mo. USD LIBOR + 5.345%)A B	39,518	928,673
New York Mortgage Trust, Inc.,
Series E, 7.875%, (3 mo. USD LIBOR + 6.429%)A B	1,078	25,721
Series F, 6.875%, (Secured Overnight Financing Rate + 6.130%)A B	23,244	468,599
Redwood Trust, Inc., 10.000%, (5 yr. CMT + 6.278%)A B	7,315	183,241
Rithm Capital Corp.,
Series B, 7.125%, (3 mo. USD LIBOR + 5.640%)A B	17,847	449,030
Series C, 6.375%, (3 mo. USD LIBOR + 4.969%)A B	36,984	875,041

		3,961,813

Total Financials		3,961,813

Total Preferred Stocks (Cost $3,992,303)		3,961,813

	Principal Amount

CONVERTIBLE OBLIGATIONS - 74.68%

Basic Materials - 0.79%

Mining - 0.79%
Century Aluminum Co., 2.750%, Due 5/1/2028C	$911,000	993,901
MP Materials Corp., 0.250%, Due 4/1/2026D	452,000	401,132

		1,395,033

Total Basic Materials		1,395,033

Communications - 9.75%

Internet - 5.27%
Airbnb, Inc., Due 3/15/2026C E	791,000	721,725
Cardlytics, Inc., 4.250%, Due 4/1/2029C D	542,000	438,207
Expedia Group, Inc., Due 2/15/2026E	1,496,000	1,373,328
Perficient, Inc., 0.125%, Due 11/15/2026C	1,482,000	1,432,253
Snap, Inc., Due 5/1/2027C E	2,347,000	1,949,644
Upwork, Inc., 0.250%, Due 8/15/2026C	326,000	289,190
Wayfair, Inc., 1.000%, Due 8/15/2026C	1,485,000	1,336,081

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2024

	Principal Amount	Fair Value

SECURITIES HELD LONG - 98.74% (continued)

CONVERTIBLE OBLIGATIONS - 74.68% (continued)

Communications - 9.75% (continued)

Internet - 5.27% (continued)
Ziff Davis, Inc., 1.750%, Due 11/1/2026	$959,000	$890,655
Zillow Group, Inc., 2.750%, Due 5/15/2025	841,000	851,000

		9,282,083

Media - 4.48%
Cable One, Inc., 1.125%, Due 3/15/2028C	2,626,000	1,949,225
Liberty Broadband Corp., 3.125%, Due 3/31/2053D F	863,000	825,587
Liberty Media Corp., 3.750%, Due 3/15/2028C	2,678,000	2,785,120
Sphere Entertainment Co., 3.500%, Due 12/1/2028C D	1,901,000	2,315,064

		7,874,996

Total Communications		17,157,079

Consumer, Cyclical - 10.23%

Airlines - 1.76%
American Airlines Group, Inc., 6.500%, Due 7/1/2025C	1,750,000	1,809,850
JetBlue Airways Corp., 0.500%, Due 4/1/2026	1,460,000	1,280,627

		3,090,477

Auto Manufacturers - 0.44%
Rivian Automotive, Inc., 4.625%, Due 3/15/2029C	808,000	782,548

Entertainment - 2.37%
DraftKings Holdings, Inc., Due 3/15/2028C E	861,000	713,338
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029	1,642,000	1,813,050
Marriott Vacations Worldwide Corp., 3.250%, Due 12/15/2027C	1,801,000	1,638,910

		4,165,298

Home Builders - 0.15%
Meritage Homes Corp., 1.750%, Due 5/15/2028C D	258,000	256,194

Leisure Time - 4.10%
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051C D F	3,855,000	3,578,659
Royal Caribbean Cruises Ltd., 6.000%, Due 8/15/2025C	1,130,000	3,644,815

		7,223,474

Retail - 1.41%
Cheesecake Factory, Inc., 0.375%, Due 6/15/2026C	2,755,000	2,485,746

Total Consumer, Cyclical		18,003,737

Consumer, Non-Cyclical - 16.77%

Agriculture - 1.28%
Turning Point Brands, Inc., 2.500%, Due 7/15/2024	2,261,000	2,253,994

Biotechnology - 1.79%
Bridgebio Pharma, Inc., 2.250%, Due 2/1/2029C	2,327,000	1,842,641
Halozyme Therapeutics, Inc., 0.250%, Due 3/1/2027C	1,372,000	1,307,941

		3,150,582

Commercial Services - 2.94%
Affirm Holdings, Inc., Due 11/15/2026E	2,198,000	1,824,340
Alarm.com Holdings, Inc., 2.250%, Due 6/1/2029C D	399,000	390,249
Block, Inc., 0.250%, Due 11/1/2027C	1,422,000	1,175,994
Chegg, Inc., 0.125%, Due 3/15/2025C	1,933,000	1,788,025

		5,178,608

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2024

	Principal Amount	Fair Value

SECURITIES HELD LONG - 98.74% (continued)

CONVERTIBLE OBLIGATIONS - 74.68% (continued)

Consumer, Non-Cyclical - 16.77% (continued)

Cosmetics/Personal Care - 1.52%
Beauty Health Co., 1.250%, Due 10/1/2026C D	$2,314,000	$1,923,519
Spectrum Brands, Inc., 3.375%, Due 6/1/2029C D F	787,000	757,881

		2,681,400

Health Care - Products - 5.27%
CONMED Corp., 2.250%, Due 6/15/2027C	2,059,000	1,838,714
Enovis Corp., 3.875%, Due 10/15/2028D	1,877,000	1,968,973
Exact Sciences Corp., 0.375%, Due 3/15/2027C	2,010,000	1,746,838
Haemonetics Corp.,
Due 3/1/2026C E	1,377,000	1,234,480
2.500%, Due 6/1/2029D	395,000	386,903
Integer Holdings Corp., 2.125%, Due 2/15/2028C	1,466,000	2,092,715

		9,268,623

Pharmaceuticals - 3.97%
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029C	2,139,000	2,357,178
Jazz Investments I Ltd., 1.500%, Due 8/15/2024C	1,147,000	1,140,118
Mirum Pharmaceuticals, Inc., 4.000%, Due 5/1/2029C	977,000	1,308,569
Pacira BioSciences, Inc., 2.125%, Due 5/15/2029C D	521,000	516,572
Revance Therapeutics, Inc., 1.750%, Due 2/15/2027C	2,531,000	1,660,336

		6,982,773

Total Consumer, Non-Cyclical		29,515,980

Diversified - 1.87%

Holding Companies - Diversified - 1.87%
RWT Holdings, Inc., 5.750%, Due 10/1/2025	3,394,000	3,292,318

Financial - 14.55%

Diversified Financial Services - 5.71%
Coinbase Global, Inc., 0.250%, Due 4/1/2030C D	330,000	317,790
EZCORP, Inc.,
2.375%, Due 5/1/2025	594,000	573,085
3.750%, Due 12/15/2029D	463,000	531,494
LendingTree, Inc., 0.500%, Due 7/15/2025C	2,292,000	2,120,100
SoFi Technologies, Inc., Due 10/15/2026C D E	2,528,000	2,184,192
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	2,995,000	2,370,995
WisdomTree, Inc., 5.750%, Due 8/15/2028C	1,599,000	1,957,134

		10,054,790

Private Equity - 1.20%
HAT Holdings I LLC/HAT Holdings II LLC, Due 5/1/2025D E	2,020,000	2,118,758

Real Estate - 0.35%
Realogy Group LLC/Realogy Co-Issuer Corp., 0.250%, Due 6/15/2026C	756,000	606,690

REITS - 7.29%
Arbor Realty Trust, Inc., 7.500%, Due 8/1/2025	851,000	849,936
Blackstone Mortgage Trust, Inc., 5.500%, Due 3/15/2027	1,222,000	1,093,690
Pebblebrook Hotel Trust, 1.750%, Due 12/15/2026C	2,615,000	2,307,738
PennyMac Corp.,
5.500%, Due 11/1/2024	1,068,000	1,054,650
5.500%, Due 3/15/2026	2,403,000	2,285,974
8.500%, Due 6/1/2029D	525,000	507,132
Summit Hotel Properties, Inc., 1.500%, Due 2/15/2026C	1,921,000	1,728,900
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	3,152,000	3,010,160

		12,838,180

Total Financial		25,618,418

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2024

	Principal Amount	Fair Value

SECURITIES HELD LONG - 98.74% (continued)

CONVERTIBLE OBLIGATIONS - 74.68% (continued)

Industrial - 4.07%

Electronics - 0.45%
Mesa Laboratories, Inc., 1.375%, Due 8/15/2025C	$838,000	$787,366

Machinery - Construction & Mining - 0.26%
Bloom Energy Corp., 3.000%, Due 6/1/2029C D	526,000	463,143

Metal Fabricate/Hardware - 0.59%
Xometry, Inc., 1.000%, Due 2/1/2027C	1,376,000	1,028,519

Transportation - 1.54%
Air Transport Services Group, Inc., 3.875%, Due 8/15/2029C D	2,173,000	1,838,281
CryoPort, Inc., 0.750%, Due 12/1/2026C D	1,028,000	864,805

		2,703,086

Trucking & Leasing - 1.23%
Greenbrier Cos., Inc., 2.875%, Due 4/15/2028C	2,026,000	2,171,872

Total Industrial		7,153,986

Technology - 12.73%

Computers - 2.55%
3D Systems Corp., Due 11/15/2026E	816,000	660,550
Lumentum Holdings, Inc., 0.500%, Due 12/15/2026C	1,380,000	1,242,822
Super Micro Computer, Inc., Due 3/1/2029C D E	247,000	247,407
Western Digital Corp., 3.000%, Due 11/15/2028C D	1,467,000	2,335,464

		4,486,243

Software - 10.18%
Bentley Systems, Inc., 0.375%, Due 7/1/2027C	1,284,000	1,146,612
BlackLine, Inc., 0.125%, Due 8/1/2024	1,205,000	1,195,360
CSG Systems International, Inc., 3.875%, Due 9/15/2028C D	1,580,000	1,463,870
Dayforce, Inc., 0.250%, Due 3/15/2026C	1,599,000	1,456,689
DigitalOcean Holdings, Inc., Due 12/1/2026E	1,971,000	1,660,567
Envestnet, Inc., 2.625%, Due 12/1/2027C	1,887,000	2,021,920
Evolent Health, Inc., 3.500%, Due 12/1/2029C D	1,772,000	1,596,572
i3 Verticals LLC, 1.000%, Due 2/15/2025C	1,044,000	998,128
Jamf Holding Corp., 0.125%, Due 9/1/2026C	1,452,000	1,280,147
MicroStrategy, Inc., Due 2/15/2027C E	854,000	1,022,665
Progress Software Corp., 3.500%, Due 3/1/2030C D	1,663,000	1,694,736
Veradigm, Inc., 0.875%, Due 1/1/2027	451,000	481,894
Verint Systems, Inc., 0.250%, Due 4/15/2026C	1,904,000	1,755,488
Vertex, Inc., 0.750%, Due 5/1/2029C D	129,000	153,686

		17,928,334

Total Technology		22,414,577

Utilities - 3.92%

Electric - 3.92%
CenterPoint Energy, Inc., 4.250%, Due 8/15/2026D	2,157,000	2,168,069
Duke Energy Corp., 4.125%, Due 4/15/2026C	1,763,000	1,757,822
PG&E Corp., 4.250%, Due 12/1/2027C D	2,956,000	2,981,126

		6,907,017

Total Utilities		6,907,017

Total Convertible Obligations (Cost $132,484,936)		131,458,145

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2024

	Principal Amount	Fair Value

SECURITIES HELD LONG - 98.74% (continued)

FOREIGN CONVERTIBLE OBLIGATIONS - 3.98%

Basic Materials - 2.03%

Mining - 2.03%
Equinox Gold Corp., 4.750%, Due 10/15/2028C D	$1,282,000	$1,464,685
First Majestic Silver Corp., 0.375%, Due 1/15/2027C	1,442,000	1,189,073
SSR Mining, Inc., 2.500%, Due 4/1/2039C F	1,020,000	921,978

		3,575,736

Total Basic Materials		3,575,736

Communications - 0.53%

Internet - 0.29%
Alibaba Group Holding Ltd., 0.500%, Due 6/1/2031C D	526,000	508,379

Media - 0.24%
Liberty Latin America Ltd., 2.000%, Due 7/15/2024	426,000	422,049

Total Communications		930,428

Consumer, Non-Cyclical - 0.58%

Pharmaceuticals - 0.58%
Ascendis Pharma AS, 2.250%, Due 4/1/2028	910,000	1,011,659

Energy - 0.84%

Oil & Gas - 0.84%
Kosmos Energy Ltd., 3.125%, Due 3/15/2030C D	1,422,000	1,485,990

Total Foreign Convertible Obligations (Cost $6,800,546)		7,003,813

	Shares

SHORT-TERM INVESTMENTS - 15.27% (Cost $26,876,633)

Investment Companies - 15.27%
American Beacon U.S. Government Money Market Select Fund, 5.18%G H	26,876,633	26,876,633

Total Securities Held Long (Cost $174,934,222)		173,818,568

SECURITIES SOLD SHORT - (19.75%)

COMMON STOCKS - (19.75%)

Communication Services - (2.34%)

Entertainment - (1.44%)
Live Nation Entertainment, Inc.I	(10,647)	(998,050)
Sphere Entertainment Co.I	(43,598)	(1,528,546)

		(2,526,596)

Interactive Media & Services - (0.09%)
Snap, Inc., Class AI	(1,737)	(28,851)
Ziff Davis, Inc.I	(2,334)	(128,487)

		(157,338)

Media - (0.81%)
Cable One, Inc.	(46)	(16,284)
Cardlytics, Inc.I	(23,303)	(191,318)
Charter Communications, Inc., Class AI	(345)	(103,141)
Liberty Media Corp.-Liberty SiriusXM, Class AI J	(50,540)	(1,119,461)

		(1,430,204)

Total Communication Services		(4,114,138)

Consumer Discretionary - (2.94%)

Automobiles - (0.26%)
Rivian Automotive, Inc., Class AI	(33,721)	(452,536)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2024

	Shares	Fair Value

SECURITIES SOLD SHORT - (19.75%) (continued)

COMMON STOCKS - (19.75%) (continued)

Consumer Discretionary - (2.94%) (continued)

Broadline Retail - (0.10%)
Alibaba Group Holding Ltd., ADR	(2,524)	$(181,728)

Hotels, Restaurants & Leisure - (2.45%)
Airbnb, Inc., Class AI	(551)	(83,548)
Cheesecake Factory, Inc.	(7,458)	(293,025)
DraftKings, Inc., Class AI	(3,774)	(144,054)
Marriott Vacations Worldwide Corp.	(2,348)	(205,027)
Royal Caribbean Cruises Ltd.I	(22,544)	(3,594,190)

		(4,319,844)

Household Durables - (0.06%)
Meritage Homes Corp.	(619)	(100,185)

Specialty Retail - (0.07%)
Wayfair, Inc., Class AI	(2,280)	(120,224)

Total Consumer Discretionary		(5,174,517)

Consumer Staples - (0.19%)

Household Products - (0.18%)
Spectrum Brands Holdings, Inc.	(3,620)	(311,066)

Personal Products - (0.01%)
Beauty Health Co.I	(10,641)	(20,431)

Total Consumer Staples		(331,497)

Energy - (0.46%)

Oil, Gas & Consumable Fuels - (0.46%)
Kosmos Energy Ltd.I	(145,334)	(805,150)

Financials - (1.34%)

Capital Markets - (0.76%)
Coinbase Global, Inc., Class AI	(685)	(152,227)
WisdomTree, Inc.	(119,448)	(1,183,730)

		(1,335,957)

Consumer Finance - (0.23%)
EZCORP, Inc., Class AI	(32,469)	(339,950)
SoFi Technologies, Inc.I	(11,846)	(78,302)

		(418,252)

Financial Services - (0.35%)
Apollo Global Management, Inc.	(4,677)	(552,214)
Block, Inc.I	(935)	(60,298)

		(612,512)

Total Financials		(2,366,721)

Health Care - (4.12%)

Biotechnology - (1.21%)
Ascendis Pharma AS, ADRI	(3,457)	(471,466)
Bridgebio Pharma, Inc.I	(6,649)	(168,419)
Exact Sciences Corp.I	(5,743)	(242,642)
Halozyme Therapeutics, Inc.I	(8,414)	(440,557)
Mirum Pharmaceuticals, Inc.I	(23,618)	(807,499)

		(2,130,583)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2024

	Shares	Fair Value

SECURITIES SOLD SHORT - (19.75%) (continued)

COMMON STOCKS - (19.75%) (continued)

Health Care - (4.12%) (continued)

Health Care Equipment & Supplies - (1.62%)
CONMED Corp.	(3,275)	$(227,023)
Enovis Corp.I	(20,378)	(921,086)
Haemonetics Corp.I	(526)	(43,516)
Integer Holdings Corp.I	(14,295)	(1,655,218)

		(2,846,843)

Health Care Technology - (0.31%)
Evolent Health, Inc., Class AI	(25,720)	(491,767)
Veradigm, Inc.I	(5,096)	(48,412)

		(540,179)

Pharmaceuticals - (0.98%)
Collegium Pharmaceutical, Inc.I	(44,624)	(1,436,893)
Pacira BioSciences, Inc.I	(8,597)	(245,960)
Revance Therapeutics, Inc.I	(19,741)	(50,734)

		(1,733,587)

Total Health Care		(7,251,192)

Industrials - (2.41%)

Air Freight & Logistics - (0.24%)
Air Transport Services Group, Inc.I	(30,643)	(425,018)

Electrical Equipment - (0.12%)
Bloom Energy Corp., Class AI	(17,884)	(218,900)

Machinery - (1.63%)
Chart Industries, Inc.I	(12,330)	(1,779,712)
Greenbrier Cos., Inc.	(21,855)	(1,082,916)

		(2,862,628)

Passenger Airlines - (0.17%)
American Airlines Group, Inc.I	(26,278)	(297,730)

Professional Services - (0.20%)
CSG Systems International, Inc.	(7,954)	(327,466)
Dayforce, Inc.I	(609)	(30,206)
Upwork, Inc.I	(326)	(3,505)

		(361,177)

Trading Companies & Distributors - (0.05%)
Xometry, Inc., Class AI	(7,339)	(84,839)

Total Industrials		(4,250,292)

Information Technology - (3.16%)

Communications Equipment - (0.12%)
Lumentum Holdings, Inc.I	(4,107)	(209,129)

IT Services - (0.05%)
Perficient, Inc.I	(1,186)	(88,701)

Software - (2.02%)
Alarm.com Holdings, Inc.I	(2,766)	(175,752)
Bentley Systems, Inc., Class B	(5,321)	(262,645)
Envestnet, Inc.I	(17,010)	(1,064,656)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2024

	Shares	Fair Value

SECURITIES SOLD SHORT - (19.75%) (continued)

COMMON STOCKS - (19.75%) (continued)

Information Technology - (3.16%) (continued)

Software - (2.02%) (continued)
Jamf Holding Corp.I	(3,126)	$(51,579)
MicroStrategy, Inc., Class AI	(461)	(635,018)
NCR Voyix Corp.I	(25,232)	(311,615)
Progress Software Corp.	(14,090)	(764,523)
Verint Systems, Inc.I	(6,219)	(200,252)
Vertex, Inc., Class AI	(2,528)	(91,134)

		(3,557,174)

Technology Hardware, Storage & Peripherals - (0.97%)
Super Micro Computer, Inc.I	(105)	(86,032)
Western Digital Corp.I	(21,369)	(1,619,129)

		(1,705,161)

Total Information Technology		(5,560,165)

Materials - (0.97%)

Metals & Mining - (0.97%)
Century Aluminum Co.I	(37,695)	(631,391)
Equinox Gold Corp.I	(156,288)	(817,386)
First Majestic Silver Corp.	(29,224)	(173,006)
MP Materials Corp.I	(2,034)	(25,893)
SSR Mining, Inc.	(15,688)	(70,753)

		(1,718,429)

Total Materials		(1,718,429)

Real Estate - (0.50%)

Hotel & Resort REITs - (0.38%)
Pebblebrook Hotel Trust	(35,289)	(485,224)
Summit Hotel Properties, Inc.	(31,339)	(187,720)

		(672,944)

Real Estate Management & Development - (0.12%)
Anywhere Real Estate, Inc.I	(4,631)	(15,329)
Zillow Group, Inc., Class CI	(4,149)	(191,554)

		(206,883)

Total Real Estate		(879,827)

Utilities - (1.32%)

Electric Utilities - (0.96%)
Duke Energy Corp.	(5,277)	(528,914)
PG&E Corp.	(66,209)	(1,156,009)

		(1,684,923)

Multi-Utilities - (0.36%)
CenterPoint Energy, Inc.	(20,496)	(634,966)

Total Utilities		(2,319,889)

Total Common Stocks (Proceeds $(32,316,207))		(34,771,817)

Total Securities Sold Short (Proceeds $(32,316,207))		(34,771,817)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 98.74% (Cost $174,934,222)		173,818,568
TOTAL SECURITIES SOLD SHORT - (19.75%) (Proceeds $(32,316,207))		(34,771,817)
OTHER ASSETS, NET OF LIABILITIES - 21.01%		36,984,694

NET ASSETS - 100.00%		$176,031,445

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2024

A A type of Preferred Stock that has no maturity date.

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on June 30, 2024.

C This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $99,304,029 or 56.41% of net assets.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $38,684,519 or 21.98% of net assets. The Fund has no right to demand registration of these securities.

E Zero coupon bond.

F Callable security.

G The Fund is affiliated by having the same investment advisor.

H 7-day yield.

I Non-income producing security.

J Tracking Stock - A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PIK - Payment in Kind.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT – Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2024, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Convertible Preferred Stocks	$-	$4,518,164	$-	$4,518,164
Preferred Stocks	3,309,973	651,840	-	3,961,813
Convertible Obligations	-	131,458,145	-	131,458,145
Foreign Convertible Obligations	-	7,003,813	-	7,003,813
Short-Term Investments	26,876,633	-	-	26,876,633

Total Investments in Securities - Assets	$30,186,606	$143,631,962	$-	$173,818,568

Liabilities
Common Stocks (Sold Short)	$(34,771,817)	$-	$-	$(34,771,817)

Total Investments in Securities - Liabilities	(34,771,817)	-	-	(34,771,817)

Total Investments in Securities	$(4,585,211)	$143,631,962	$-	$139,046,751

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended June 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2024

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 7.13%

Communications - 0.56%

Internet - 0.29%
Uber Technologies, Inc., 4.500%, Due 8/15/2029A		$695,000	$662,244

Telecommunications - 0.27%
T-Mobile USA, Inc., 5.050%, Due 7/15/2033		640,000	627,348

Total Communications			1,289,592

Consumer, Cyclical - 1.16%

Airlines - 0.24%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, Due 4/20/2029A		575,000	559,795

Auto Manufacturers - 0.61%
Ford Motor Credit Co. LLC,
5.800%, Due 3/5/2027		360,000	360,060
6.050%, Due 3/5/2031		200,000	200,419
General Motors Co., 5.600%, Due 10/15/2032		415,000	415,717
Stellantis NV, 4.250%, Due 6/16/2031B	EUR	400,000	435,850

			1,412,046

Auto Parts & Equipment - 0.31%
American Axle & Manufacturing, Inc., 5.000%, Due 10/1/2029		510,000	467,688
Titan International, Inc., 7.000%, Due 4/30/2028		245,000	235,579

			703,267

Total Consumer, Cyclical			2,675,108

Consumer, Non-Cyclical - 1.17%

Commercial Services - 0.46%
United Rentals North America, Inc.,
6.000%, Due 12/15/2029A		590,000	592,758
6.125%, Due 3/15/2034A		475,000	473,288

			1,066,046

Food - 0.18%
General Mills, Inc., 4.950%, Due 3/29/2033		430,000	419,587

Health Care - Services - 0.27%
HCA, Inc.,
3.500%, Due 9/1/2030		115,000	103,862
5.500%, Due 6/1/2033		520,000	516,710

			620,572

Pharmaceuticals - 0.26%
CVS Health Corp., 5.300%, Due 6/1/2033		330,000	323,043
Prestige Brands, Inc., 5.125%, Due 1/15/2028A		280,000	271,574

			594,617

Total Consumer, Non-Cyclical			2,700,822

Energy - 2.26%

Oil & Gas - 0.12%
Solaris Midstream Holdings LLC, 7.625%, Due 4/1/2026A		265,000	266,029

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2024

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 7.13% (continued)

Energy - 2.26% (continued)

Pipelines - 2.14%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, Due 6/15/2029A		$625,000	$605,914
EnLink Midstream LLC,
5.625%, Due 1/15/2028A		424,000	421,572
5.375%, Due 6/1/2029		500,000	489,550
Hess Midstream Operations LP,
5.125%, Due 6/15/2028A		400,000	387,323
5.500%, Due 10/15/2030A		340,000	328,385
Kinetik Holdings LP,
6.625%, Due 12/15/2028A		100,000	101,573
5.875%, Due 6/15/2030A		500,000	492,708
Plains All American Pipeline LP/PAA Finance Corp.,
3.800%, Due 9/15/2030		330,000	301,677
5.700%, Due 9/15/2034		375,000	372,223
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.375%, Due 2/15/2029A		535,000	537,652
Targa Resources Corp., 6.125%, Due 3/15/2033		280,000	288,255
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031		650,000	620,140

			4,946,972

Total Energy			5,213,001

Financial - 1.18%

Diversified Financial Services - 0.87%
Burford Capital Global Finance LLC, 9.250%, Due 7/1/2031A		410,000	431,499
Encore Capital Group, Inc.,
5.375%, Due 2/15/2026A	GBP	400,000	498,055
8.156%, Due 1/15/2028, (3 mo. EUR EURIBOR + 4.250%)B C	EUR	580,000	621,151
9.250%, Due 4/1/2029A		440,000	457,634

			2,008,339

REITS - 0.31%
Digital Euro Finco LLC, 1.125%, Due 4/9/2028B	EUR	200,000	193,180
Equinix Europe 2 Financing Corp. LLC, 5.500%, Due 6/15/2034		255,000	255,296
Equinix, Inc., 3.900%, Due 4/15/2032		300,000	273,459

			721,935

Total Financial			2,730,274

Industrial - 0.30%

Aerospace/Defense - 0.30%
Howmet Aerospace, Inc.,
5.900%, Due 2/1/2027		400,000	405,426
3.000%, Due 1/15/2029		300,000	272,369

			677,795

Total Industrial			677,795

Technology - 0.50%

Software - 0.50%
Fidelity National Information Services, Inc., 1.500%, Due 5/21/2027	EUR	500,000	505,205
MSCI, Inc.,
3.875%, Due 2/15/2031A		450,000	405,244
3.250%, Due 8/15/2033A		300,000	247,789

			1,158,238

Total Technology			1,158,238

Total Corporate Obligations (Cost $16,383,722)			16,444,830

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2024

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 44.71%

Basic Materials - 0.50%

Chemicals - 0.50%
Sociedad Quimica y Minera de Chile SA,
6.500%, Due 11/7/2033A		$200,000	$208,969
6.500%, Due 11/7/2033B		400,000	417,938
UPL Corp. Ltd., 4.625%, Due 6/16/2030B		630,000	518,962

			1,145,869

Total Basic Materials			1,145,869

Communications - 1.50%

Media - 0.30%
Virgin Media Secured Finance PLC, 5.250%, Due 5/15/2029A	GBP	600,000	688,764

Telecommunications - 1.20%
Altice France SA, 5.500%, Due 1/15/2028A		200,000	136,755
Network i2i Ltd., 3.975%, Due 3/3/2026, (5 yr. CMT + 3.390%)A C D		300,000	284,080
Orange SA, 3.625%, Due 11/16/2031B	EUR	400,000	431,581
Sable International Finance Ltd., 5.750%, Due 9/7/2027A		386,000	370,543
Telefonica Europe BV, 6.750%, Due 6/7/2031, (8 yr. EUR Swap + 3.615%)B C D	EUR	400,000	464,775
Vodafone Group PLC,
4.875%, Due 10/3/2078, (5 yr. GBP Swap + 3.267%)B C	GBP	600,000	745,566
8.000%, Due 8/30/2086, (5 yr. U.K. Government Bond + 3.837%)B C	GBP	250,000	338,777

			2,772,077

Total Communications			3,460,841

Consumer, Cyclical - 2.14%

Auto Manufacturers - 0.59%
Jaguar Land Rover Automotive PLC, 4.500%, Due 7/15/2028A	EUR	300,000	320,643
Volkswagen International Finance NV,
3.875%, Due 6/14/2027, (10 yr. EUR Swap + 3.370%)B C D	EUR	400,000	412,851
4.625%, Due 6/27/2028, (10 yr. EUR Swap + 3.982%)B C D	EUR	600,000	629,727

			1,363,221

Auto Parts & Equipment - 0.08%
Nemak SAB de CV, 2.250%, Due 7/20/2028B	EUR	200,000	188,588

Entertainment - 0.54%
CPUK Finance Ltd., 5.876%, Due 8/28/2027B	GBP	600,000	760,412
Inter Media & Communication SpA, 6.750%, Due 2/9/2027B	EUR	450,000	474,699

			1,235,111

Home Builders - 0.31%
Maison Finco PLC, 6.000%, Due 10/31/2027A	GBP	600,000	704,988

Leisure Time - 0.13%
Pinnacle Bidco PLC, 10.000%, Due 10/11/2028B	GBP	230,000	308,551

Retail - 0.49%
1011778 BC ULC/New Red Finance, Inc.,
3.500%, Due 2/15/2029A		375,000	340,478
6.125%, Due 6/15/2029A		425,000	427,157
Punch Finance PLC,
6.125%, Due 6/30/2026B	GBP	200,000	248,294
6.125%, Due 6/30/2026A	GBP	100,000	124,147

			1,140,076

Total Consumer, Cyclical			4,940,535

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2024

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 44.71% (continued)

Consumer, Non-Cyclical - 1.73%

Commercial Services - 0.69%
AA Bond Co. Ltd., 6.500%, Due 1/31/2026A	GBP	470,000	$589,671
House of HR Group BV, 9.000%, Due 11/3/2029B	EUR	300,000	337,391
La Financiere Atalian SASU, 8.500%, Due 6/30/2028, Cash (3.500%) or PIK (in-kind rate 5.000%)A	EUR	135,430	85,210
RAC Bond Co. PLC, 5.250%, Due 11/4/2046A	GBP	500,000	592,640

			1,604,912

Food - 0.83%
Bellis Acquisition Co. PLC, 4.500%, Due 2/16/2026A	GBP	200,000	249,481
Bimbo Bakeries USA, Inc., 6.050%, Due 1/15/2029A		$400,000	411,372
La Doria SpA, 8.328%, Due 11/12/2029, (3 mo. EUR EURIBOR + 4.500%)B C	EUR	350,000	381,392
Tesco Corporate Treasury Services PLC, 5.500%, Due 2/27/2035B	GBP	700,000	877,194

			1,919,439

Pharmaceuticals - 0.13%
Cheplapharm Arzneimittel GmbH, 5.500%, Due 1/15/2028A		325,000	300,655

Private Placement - 0.08%
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV 8.500%, Due 1/15/2031A	GBP	130,000	176,091

Total Consumer, Non-Cyclical			4,001,097

Energy - 0.20%

Oil & Gas - 0.20%
Guara Norte SARL, 5.198%, Due 6/15/2034A		496,890	457,805

Financial - 36.62%

Banks - 23.47%
Abanca Corp. Bancaria SA,
6.000%, Due 1/20/2026, (5 yr. EUR Swap + 6.570%)B C D	EUR	600,000	628,229
10.625%, Due 7/14/2028, (5 yr. EUR Swap + 7.643%)B C D	EUR	400,000	476,037
ABN AMRO Bank NV, 6.875%, Due 9/22/2031, (5 yr. EUR Swap + 4.239%)B C D	EUR	500,000	542,040
AIB Group PLC,
6.250%, Due 6/23/2025, (5 yr. EUR Swap + 6.629%)B C D	EUR	1,000,000	1,070,549
2.875%, Due 5/30/2031, (5 yr. EUR Swap + 3.300%)B C	EUR	600,000	622,914
Banco Bilbao Vizcaya Argentaria SA, 8.250%, Due 11/30/2033, (5 yr. U.K. Government Bond + 3.600%)B C	GBP	1,000,000	1,346,064
Banco de Sabadell SA,
5.750%, Due 3/15/2026, (5 yr. EUR Swap + 6.198%)B C D	EUR	1,800,000	1,881,928
5.000%, Due 5/19/2027, (5 yr. EUR Swap + 5.171%)B C D	EUR	600,000	599,197
Banco Mercantil del Norte SA,
6.750%, Due 9/27/2024, (5 yr. CMT + 4.967%)B C D		200,000	198,936
8.375%, Due 10/14/2030, (10 yr. CMT + 7.760%)B C D		300,000	301,914
Banco Santander SA,
4.375%, Due 1/14/2026, (5 yr. EUR Swap + 4.534%)B C D	EUR	1,000,000	1,026,110
4.750%, Due 11/12/2026, (5 yr. CMT + 3.753%)C D		800,000	715,080
4.125%, Due 11/12/2027, (5 yr. EUR Swap + 4.311%)C D	EUR	400,000	385,007
5.750%, Due 8/23/2033, (5 yr. EUR Swap + 2.850%)B C	EUR	600,000	670,111
Bank of Ireland Group PLC,
7.500%, Due 5/19/2025, (5 yr. EUR Swap + 7.924%)B C D	EUR	700,000	761,847
6.750%, Due 3/1/2033, (5 yr. EUR Swap + 4.150%)B C	EUR	240,000	275,612
Barclays PLC,
6.375%, Due 12/15/2025, (5 yr. U.K. Government Bond + 6.016%)B C D	GBP	1,240,000	1,524,965
4.375%, Due 3/15/2028, (5 yr. CMT + 3.410%)C D		1,530,000	1,284,690
9.250%, Due 9/15/2028, (5 yr. GBP Swap + 5.639%)C D	GBP	1,100,000	1,441,611
BAWAG Group AG,
5.000%, Due 5/14/2025, (5 yr. EUR Swap + 4.415%)B C D	EUR	400,000	414,458
5.125%, Due 10/1/2025, (5 yr. EUR Swap + 5.546%)B C D	EUR	1,000,000	1,046,805

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2024

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 44.71% (continued)

Financial - 36.62% (continued)

Banks - 23.47% (continued)
BBVA Bancomer SA,
5.125%, Due 1/18/2033, (5 yr. CMT + 2.650%)B C		$200,000	$182,242
5.875%, Due 9/13/2034, (5 yr. CMT + 4.308%)B C		400,000	370,850
Belfius Bank SA, 3.625%, Due 4/16/2025, (5 yr. EUR Swap + 2.938%)B C D	EUR	1,000,000	1,018,233
BNP Paribas SA,
7.750%, Due 8/16/2029, (5 yr. CMT + 4.899%)B C D		1,000,000	1,008,779
6.875%, Due 12/6/2029, (5 yr. EUR Swap + 4.645%)B C D	EUR	800,000	872,825
2.588%, Due 8/12/2035, (5 yr. CMT + 2.050%)B C		800,000	654,589
CaixaBank SA,
3.625%, Due 9/14/2028, (5 yr. EUR Swap + 3.857%)B C D	EUR	1,000,000	894,244
7.500%, Due 1/16/2030, (5 yr. EURIBOR ICE Swap + 5.295%)B C D	EUR	400,000	445,515
6.250%, Due 2/23/2033, (5 yr. EUR Swap + 3.550%)B C	EUR	300,000	337,978
Commerzbank AG, 6.500%, Due 12/6/2032, (5 yr. EURIBOR ICE Swap + 4.300%)B C	EUR	500,000	565,249
Cooperatieve Rabobank UA, 4.875%, Due 6/29/2029, (5 yr. EUR Swap + 3.717%)B C D	EUR	1,000,000	1,002,683
Credit Agricole SA,
7.500%, Due 6/23/2026, (5 yr. GBP SONIA Linked ICE Swap + 4.812%)A C D	GBP	800,000	1,003,695
1.874%, Due 12/9/2031, ( 5 yr. U.K. Government Bond + 1.500%)B C	GBP	300,000	343,632
Danske Bank AS, 4.375%, Due 5/18/2026, (5 yr. CMT + 3.387%)B C D		1,150,000	1,073,320
Deutsche Bank AG, 6.750%, Due 10/30/2028, (5 yr. EURIBOR ICE Swap + 5.692%)B C D	EUR	1,000,000	1,030,276
Deutsche Pfandbriefbank AG,
4.600%, Due 2/22/2027B	EUR	200,000	157,430
8.474%, Due 4/28/2028, Series 3529, (5 yr. EURIBOR ICE Swap + 5.383%)B C D	EUR	400,000	254,026
Erste Group Bank AG, 4.250%, Due 10/15/2027, (5 yr. EUR Swap + 4.646%)B C D	EUR	1,400,000	1,353,146
HSBC Holdings PLC,
5.875%, Due 9/28/2026, (5 yr. GBP Swap + 4.276%)C D	GBP	1,319,000	1,608,990
6.364%, Due 11/16/2032, (5 yr. EUR Swap + 3.300%)B C	EUR	500,000	567,745
ING Groep NV, 3.875%, Due 5/16/2027, (5 yr. CMT + 2.862%)C D		1,900,000	1,605,065
Intesa Sanpaolo SpA,
5.875%, Due 9/1/2031, (5 yr. EUR Swap + 6.086%)B C D	EUR	1,100,000	1,125,033
8.505%, Due 9/20/2032B	GBP	1,191,000	1,627,899
Investec PLC,
10.500%, Due 8/28/2029, (5 yr. U.K. Government Bond + 6.566%)B C D	GBP	800,000	1,065,281
9.125%, Due 3/6/2033, (5 yr. U.K. Government Bond + 5.905%)B C	GBP	700,000	939,555
Jyske Bank AS, 5.125%, Due 5/1/2035, (5 yr. EURIBOR ICE Swap + 2.500%)B C	EUR	800,000	874,448
Lloyds Banking Group PLC,
7.875%, Due 6/27/2029, (5 yr. GBP SONIA Linked ICE Swap + 5.107%)B C D	GBP	1,000,000	1,266,451
2.707%, Due 12/3/2035, (5 yr. U.K. Government Bond + 2.400%)B C	GBP	800,000	822,824
NatWest Group PLC,
5.125%, Due 5/12/2027, (5 yr. U.K. Government Bond + 4.985%)C D	GBP	200,000	234,490
4.500%, Due 3/31/2028, (5 yr. U.K. Government Bond + 3.992%)C D	GBP	1,900,000	2,115,207
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5 yr. U.K. Government Bond + 3.956%)B C	GBP	500,000	594,917
Shawbrook Group PLC, 12.250%, Due 1/4/2034, (5 yr. U.K. Government Bond + 7.948%)B C	GBP	600,000	785,006
Societe Generale SA,
6.750%, Due 4/6/2028, (5 yr. USD Swap + 3.929%)B C D		1,000,000	894,297
5.375%, Due 11/18/2030, (5 yr. CMT + 4.514%)A C D		1,330,000	1,071,526
6.691%, Due 1/10/2034, (1 yr. CMT + 2.950%)B C		400,000	413,554
Standard Chartered PLC,
7.750%, Due 8/15/2027, (5 yr. CMT + 4.976%)B C D		800,000	807,907
4.300%, Due 8/19/2028, (5 Yr. CMT + 3.135%)B C D		600,000	500,722
Svenska Handelsbanken AB, 4.625%, Due 8/23/2032, (5 yr. U.K. Government Bond + 2.800%)B C	GBP	600,000	728,678
Swedbank AB, 4.000%, Due 3/17/2029, (5 yr. CMT + 2.864%)B C D		800,000	664,400
Unicaja Banco SA, 3.125%, Due 7/19/2032, (5 yr. EUR Swap + 3.050%)B C	EUR	700,000	702,541
UniCredit SpA, 3.875%, Due 6/3/2027, (5 yr. EURIBOR ICE Swap + 4.081%)B C D	EUR	1,600,000	1,539,814
Virgin Money U.K. PLC, 8.250%, Due 6/17/2027, (5 yr. U.K. Government Bond + 6.357%)B C D	GBP	1,402,000	1,781,129

			54,120,295

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2024

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 44.71% (continued)

Financial - 36.62% (continued)

Diversified Financial Services - 1.46%
Bracken MidCo1 PLC, 6.750%, Due 11/1/2027, Cash (6.750%) or PIK (in-kind rate 7.500%)A	GBP	500,000	$592,547
Jerrold Finco PLC,
5.250%, Due 1/15/2027B	GBP	530,000	649,874
7.875%, Due 4/15/2030A	GBP	350,000	443,541
OSB Group PLC, 6.000%, Due 10/7/2026, (5 yr. U.K. Government Bond + 5.393%)B C D	GBP	1,049,000	1,151,997
Sherwood Financing PLC, 6.000%, Due 11/15/2026A	GBP	500,000	536,294

			3,374,253

Insurance - 9.85%
Achmea BV, 4.625%, Due 3/24/2029, (5 yr. EURIBOR ICE Swap + 4.780%)B C D	EUR	1,400,000	1,352,975
Aegon Ltd., 5.625%, Due 4/15/2029, (5 yr. EUR Swap + 5.207%)B C D	EUR	900,000	930,107
AG Insurance SA, 3.500%, Due 6/30/2047, (5 yr. EUR Swap + 3.875%)B C	EUR	400,000	417,641
ASR Nederland NV, 4.625%, Due 10/19/2027, (5 yr. EUR Swap + 3.789%)B C D	EUR	750,000	740,643
Athora Netherlands NV, 7.000%, Due 6/19/2025, (5 yr. EUR Swap + 6.463%)B C D	EUR	900,000	964,992
Aviva PLC, 6.875%, Due 12/15/2031, (5 yr. U.K. Government Bond + 4.649%)B C D	GBP	700,000	837,308
BUPA Finance PLC,
5.000%, Due 12/8/2026B	GBP	350,000	434,090
4.000%, Due 9/24/2031, (5 yr. U.K. Government Bond + 3.170%)B C D	GBP	1,056,000	967,795
CNP Assurances SACA, 2.500%, Due 6/30/2051, (3 mo. EUR EURIBOR + 3.650%)B C	EUR	500,000	465,151
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5 yr. GBP SONIA Linked ICE Swap + 3.394%)B C D	GBP	1,160,000	1,231,738
Galaxy Bidco Ltd., 6.500%, Due 7/31/2026B	GBP	240,000	298,833
La Mondiale SAM,
4.375%, Due 4/24/2029, (5 yr. EUR Swap + 4.411%)B C D	EUR	700,000	700,740
4.800%, Due 1/18/2048, (5 yr. CMT + 3.235%)B C		$800,000	741,806
Legal & General Group PLC, 5.625%, Due 3/24/2031, (5 yr. U.K. Government Bond + 5.378%)B C D	GBP	1,000,000	1,123,468
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 3.500%, Due 12/21/2028, (5 yr. EUR Swap + 3.592%)B C D	EUR	600,000	526,789
Pension Insurance Corp. PLC,
7.375%, Due 7/25/2029, (5 yr. U.K. Government Bond + 6.658%)C D	GBP	1,664,000	2,032,364
4.625%, Due 5/7/2031B	GBP	750,000	843,517
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028, (5 yr. U.K. Government Bond + 4.170%)B C D	GBP	2,200,000	2,502,917
QBE Insurance Group Ltd., 5.250%, Due 5/16/2025, (5 yr. CMT + 3.047%)B C D		1,000,000	979,933
Real Finance Bonds No. 6 PLC, 10.125%, Due 5/25/2033, (5 yr. U.K. Government Bond + 6.344%)B C D	GBP	900,000	1,237,954
Rothesay Life PLC,
6.875%, Due 9/12/2028, (5 yr. U.K. Government Bond + 5.419%)B C D	GBP	300,000	357,121
5.000%, Due 10/13/2031, (5 yr. U.K. Government Bond + 3.873%)B C D	GBP	2,200,000	2,130,608
UnipolSai Assicurazioni SpA, 6.375%, Due 4/27/2030, (5 yr. EUR Swap + 6.744%)B C D	EUR	840,000	899,562

			22,718,052

Savings & Loans - 1.84%
Nationwide Building Society,
5.750%, Due 6/20/2027, (5 yr. U.K. Government Bond + 5.625%)B C D	GBP	1,300,000	1,544,729
10.250%, Due 12/6/2049	GBP	1,636,700	2,699,982

			4,244,711

Total Financial			84,457,311

Industrial - 0.72%

Aerospace/Defense - 0.18%
Rolls-Royce PLC,
4.625%, Due 2/16/2026B	EUR	200,000	215,904
1.625%, Due 5/9/2028B	EUR	200,000	195,770

			411,674

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2024

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 44.71% (continued)

Industrial - 0.72% (continued)

Machinery - Construction & Mining - 0.14%
Siemens Energy Finance BV, 4.000%, Due 4/5/2026B	EUR	300,000	$321,293

Transportation - 0.40%
Mobico Group PLC, 4.250%, Due 11/26/2025, (5 yr. U.K. Government Bond + 4.135%)B C D	GBP	455,000	520,616
Zenith Finco PLC, 6.500%, Due 6/30/2027A	GBP	500,000	415,573

			936,189

Total Industrial			1,669,156

Utilities - 1.30%

Electric - 0.86%
ContourGlobal Power Holdings SA,
2.750%, Due 1/1/2026B	EUR	300,000	310,182
3.125%, Due 1/1/2028A	EUR	200,000	197,589
ESB Finance DAC, 2.125%, Due 11/5/2033B	EUR	500,000	470,181
National Grid Electricity Distribution West Midlands PLC, 3.875%, Due 10/17/2024B	GBP	700,000	880,560
NGG Finance PLC, 5.625%, Due 6/18/2073, (12 yr. GBP Swap + 3.480%)B C	GBP	100,000	125,620

			1,984,132

Gas - 0.32%
APA Infrastructure Ltd., 0.750%, Due 3/15/2029B	EUR	800,000	744,645

Water - 0.12%
Severn Trent Utilities Finance PLC, 6.250%, Due 6/7/2029B	GBP	200,000	262,675

Total Utilities			2,991,452

Total Foreign Corporate Obligations (Cost $107,192,424)			103,124,066

FOREIGN SOVEREIGN OBLIGATIONS - 10.97%
BBVA Bancomer SA, 8.125%, Due 1/8/2039, (5 yr. CMT + 4.214%)A C		$700,000	710,114
Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034, Series 10YB	EUR	23,530,000	24,601,330

Total Foreign Sovereign Obligations (Cost $25,522,315)			25,311,444

ASSET-BACKED OBLIGATIONS - 18.16%
Aqueduct European CLO 8 DAC, 10.334%, Due 7/15/2037, 2024-8A E, (3 mo. EUR EURIBOR + 6.590%)A C	EUR	1,500,000	1,603,966
Armada Euro CLO IV DAC, 13.006%, Due 7/15/2033, 4X F, (3 mo. EUR EURIBOR + 9.100%)B C	EUR	700,000	746,551
Capital Four CLO I DAC, 4.926%, Due 10/15/2034, 3A A, (3 mo. EUR EURIBOR + 1.020%)A C	EUR	600,000	640,617
Carlyle Global Market Strategies Euro CLO DAC, 8.586%, Due 5/17/2031, 2016 1A DR, (3 mo. EUR EURIBOR + 4.770%)A C	EUR	500,000	528,670
Contego CLO X DAC, 5.290%, Due 5/15/2038, 10A AR, (3 mo. EUR EURIBOR + 1.490%)A C	EUR	2,600,000	2,784,471
Cumulus Static CLO DAC, 5.499%, Due 4/25/2033, 2023-1A A, (3 mo. EUR EURIBOR + 1.500%)A C	EUR	500,000	536,609
CVC Cordatus Loan Fund X DAC, 9.929%, Due 1/27/2031, 10A F, (3 mo. EUR EURIBOR + 6.050%)A C	EUR	1,000,000	1,015,038
CVC Cordatus Loan Fund XVII DAC, 9.946%, Due 11/18/2033, 17A ER, (3 mo. EUR EURIBOR + 6.120%)A C	EUR	1,250,000	1,338,581
Dryden 56 Euro CLO DAC, 10.356%, Due 1/15/2032, 2017 56A F, (3 mo. EUR EURIBOR + 6.450%)A C	EUR	1,100,000	1,104,791
Dryden 62 Euro CLO DAC, 8.756%, Due 7/15/2031, 2017 62X E, (3 mo. EUR EURIBOR + 4.850%)B C	EUR	1,000,000	1,034,622
Golub Capital Partners CLO 75B Ltd., 5.306%, Due 7/25/2037, 2024-75A E, (3 mo. USD Term SOFR + 5.900%)A C		1,000,000	1,000,000
Harvest CLO XVI DAC, 9.476%, Due 10/15/2031, 16A ER, (3 mo. EUR EURIBOR + 5.570%)A C	EUR	1,550,000	1,644,823
Hayfin Emerald CLO I DAC, 6.988%, Due 4/17/2034, 1A DR, (3 mo. EUR EURIBOR + 3.100%)A C	EUR	1,500,000	1,513,388
ICG Euro CLO, 1.000%, Due 2/15/2037, 2024-1A E, (3 mo. EUR EURIBOR + 6.540%)A C	EUR	1,500,000	1,590,361
Jubilee CLO DAC, 10.475%, Due 7/21/2037, 2024-28A E, (3 mo. EUR EURIBOR + 6.780%)A C	EUR	1,500,000	1,607,798
OCP Euro CLO DAC, 5.284%, Due 4/20/2038, 2024-9A A, (3 mo. EUR EURIBOR + 1.480%)A C	EUR	3,000,000	3,222,599
Penta CLO 16 DAC, 10.710%, Due 10/18/2036, Series 2024-16A, Class E, (3 mo. EUR EURIBOR + 6.790%)A C	EUR	1,500,000	1,608,381

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2024

	Principal Amount*		Fair Value

ASSET-BACKED OBLIGATIONS - 18.16% (continued)
Penta CLO 9 DAC,
9.922%, Due 7/25/2036, 2021 9A E, (3 mo. EUR EURIBOR + 6.040%)A C	EUR	1,000,000	$1,061,344
12.622%, Due 7/25/2036, 2021 9A F, (3 mo. EUR EURIBOR + 8.740%)A C	EUR	1,000,000	1,042,774
Pikes Peak CLO 16 Ltd., 11.315%, Due 7/25/2037, 2024-16A E, (3 mo. USD Term SOFR + 6.000%)A C		1,500,000	1,500,000
Providus CLO II DAC, 9.156%, Due 7/15/2031, 2X E, (3 mo. EUR EURIBOR + 5.250%)B C	EUR	545,000	582,209
Providus CLO VI DAC, 9.936%, Due 5/20/2034, 6A E, (3 mo. EUR EURIBOR + 6.110%)A C	EUR	1,250,000	1,327,242
Rockfield Park CLO DAC, 9.873%, Due 7/16/2034, 1A D, (3 mo. EUR EURIBOR + 5.950%)A C	EUR	1,500,000	1,614,458
RRE 5 Loan Management DAC, 10.256%, Due 1/15/2037, 5A DR, (3 mo. EUR EURIBOR + 6.350%)A C	EUR	1,000,000	1,070,867
Segovia European CLO DAC, 9.034%, Due 10/18/2031, 2018 5A E, (3 mo. EUR EURIBOR + 5.130%)A	EUR	1,190,000	1,274,446
Voya Euro CLO I DAC, 10.316%, Due 10/15/2030, 1X F, (3 mo. EUR EURIBOR + 6.410%)B C	EUR	1,100,000	1,152,878
Voya Euro CLO II DAC,
4.866%, Due 7/15/2035, 2A AR, (3 mo. EUR EURIBOR + 0.960%)A C	EUR	2,557,000	2,728,494
9.926%, Due 7/15/2035, 2A ER, (3 mo. EUR EURIBOR + 6.020%)A C	EUR	1,700,000	1,828,510
Voya Euro CLO III DAC, 11.806%, Due 4/15/2033, 3X F, (3 mo. EUR EURIBOR + 7.900%)B C	EUR	1,300,000	1,318,458
Voya Euro CLO IV DAC, 10.066%, Due 10/15/2034, 4A ER, (3 mo. EUR EURIBOR + 6.160%)A C	EUR	1,750,000	1,865,278

Total Asset-Backed Obligations (Cost $43,519,576)			41,888,224

U.S. TREASURY OBLIGATIONS - 11.66%
U.S. Treasury Notes,
4.500%, Due 11/15/2033		$15,555,000	15,732,424
4.000%, Due 2/15/2034		11,460,000	11,148,431

Total U.S. Treasury Obligations (Cost $27,174,793)			26,880,855

SHORT-TERM INVESTMENTS - 5.42%

U.S. Treasury Obligations - 3.90%
U.S. Treasury Bills, 5.368%, Due 9/17/2024		9,100,000	8,997,128

	Shares

Investment Companies - 1.52%
American Beacon U.S. Government Money Market Select Fund, 5.18%E F		3,501,286	3,501,286

Total Short-Term Investments (Cost $12,498,437)			12,498,414

TOTAL INVESTMENTS - 98.05% (Cost $232,291,267)			226,147,833
OTHER ASSETS, NET OF LIABILITIES - 1.95%			4,489,281

TOTAL NET ASSETS - 100.00%			$230,637,114

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $56,234,870 or 24.38% of net assets. The Fund has no right to demand registration of these securities.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on June 30, 2024.

D Perpetual maturity. The date shown, if any, is the next call date.

E 7-day yield.

F The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2024

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

IP - Intellectual Property.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

Forward Foreign Currency Contracts Open on June 30, 2024:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	99,886,847	EUR	99,748,862	7/19/2024	SSB	$137,985	$-	$137,985
USD	51,511,746	GBP	51,332,658	7/19/2024	SSB	179,088	-	179,088
USD	1,551,828	EUR	1,557,219	7/19/2024	SSB	-	(5,391)	(5,391)
USD	343,225	EUR	343,666	7/19/2024	SSB	-	(441)	(441)

						$317,073	$(5,832)	$311,241

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2024, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$16,444,830	$-	$16,444,830
Foreign Corporate Obligations	-	103,124,066	-	103,124,066
Foreign Sovereign Obligations	-	25,311,444	-	25,311,444
Asset-Backed Obligations	-	41,888,224	-	41,888,224
U.S. Treasury Obligations	-	26,880,855	-	26,880,855
Short-Term Investments	3,501,286	8,997,128	-	12,498,414

Total Investments in Securities - Assets	$3,501,286	$222,646,547	$-	$226,147,833

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$317,073	$-	$317,073

Total Financial Derivative Instruments - Assets	$-	$317,073	$-	$317,073

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(5,832)	$-	$(5,832)

Total Financial Derivative Instruments - Liabilities	$-	$(5,832)	$-	$(5,832)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended June 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

June 30, 2024

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 13.63%

Communications - 2.50%

Telecommunications - 2.50%
AT&T, Inc., 2.900%, Due 12/4/2026	GBP	100,000	$119,828
T-Mobile USA, Inc., 3.500%, Due 4/15/2025		$148,000	145,521

			265,349

Total Communications			265,349

Consumer, Cyclical - 1.18%

Auto Manufacturers - 1.18%
General Motors Financial Co., Inc., 5.150%, Due 8/15/2026A	GBP	100,000	125,325

Consumer, Non-Cyclical - 4.89%

Cosmetics/Personal Care - 2.31%
Haleon U.K. Capital PLC, 3.125%, Due 3/24/2025		250,000	245,474

Health Care - Services - 1.30%
HCA, Inc., 5.250%, Due 6/15/2026		138,000	137,378

Pharmaceuticals - 1.28%
Becton Dickinson & Co., 3.020%, Due 5/24/2025	GBP	110,000	136,166

Total Consumer, Non-Cyclical			519,018

Financial - 2.34%

Banks - 1.15%
Bank of America Corp., 2.300%, Due 7/25/2025A	GBP	100,000	122,415

REITS - 1.19%
Digital Stout Holding LLC, 4.250%, Due 1/17/2025A	GBP	100,000	125,684

Total Financial			248,099

Technology - 2.72%

Software - 2.72%
Fidelity National Information Services, Inc., 4.500%, Due 7/15/2025		130,000	128,561
Fiserv, Inc., 2.250%, Due 7/1/2025	GBP	130,000	159,235

			287,796

Total Technology			287,796

Total Corporate Obligations (Cost $1,460,076)			1,445,587

FOREIGN CORPORATE OBLIGATIONS - 64.98%

Communications - 4.25%

Media - 1.26%
Arqiva Financing PLC, 7.210%, Due 6/30/2045A	GBP	100,000	134,068

Telecommunications - 2.99%
Orange SA, 5.000%, Due 10/1/2026, (5 yr. EUR Swap + 3.990%)A B C	EUR	100,000	108,302
Telefonica Europe BV, 3.875%, Due 6/22/2026, (8 yr. EUR Swap + 2.967%)A B C	EUR	100,000	105,675
Vodafone Group PLC, 2.625%, Due 8/27/2080, (5 yr. EUR Swap + 3.002%)A B	EUR	100,000	102,952

			316,929

Total Communications			450,997

Consumer, Cyclical - 2.81%

Distribution/Wholesale - 1.62%
Bunzl Finance PLC, 2.250%, Due 6/11/2025A	GBP	140,000	171,884

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

June 30, 2024

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 64.98% (continued)

Consumer, Cyclical - 2.81% (continued)

Entertainment - 1.19%
CPUK Finance Ltd., 5.876%, Due 8/28/2027A	GBP	100,000	$126,736

Total Consumer, Cyclical			298,620

Consumer, Non-Cyclical - 1.75%

Food - 1.75%
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025A	GBP	150,000	185,417

Financial - 42.63%

Banks - 21.56%
ABN AMRO Bank NV, 5.250%, Due 5/26/2026A	GBP	100,000	126,658
Argenta Spaarbank NV, 5.375%, Due 11/29/2027, (1yr. EUR Swap + 2.750%)A B	EUR	100,000	110,144
Banco Santander SA, 1.500%, Due 4/14/2026A	GBP	100,000	118,450
Barclays PLC,
3.750%, Due 11/22/2030, (5 yr. U.K. Government Bond + 3.750%)A B	GBP	100,000	121,981
8.407%, Due 11/14/2032, (5 yr. U.K. Government Bond + 4.750%)A B	GBP	100,000	133,235
BNP Paribas SA, 2.000%, Due 5/24/2031, (5 yr. U.K. Government Bond + 1.650%)A B	GBP	100,000	117,369
BPCE SA, 6.125%, Due 5/24/2029A	GBP	100,000	128,940
Credit Agricole SA,
5.375%, Due 1/15/2029, (1 yr. U.K. Government Bond + 1.650%)A B	GBP	100,000	125,922
1.874%, Due 12/9/2031, ( 5 yr. U.K. Government Bond + 1.500%)A B	GBP	100,000	114,544
HSBC Holdings PLC, 1.750%, Due 7/24/2027, (Sterling Overnight Index Average + 1.307%)B	GBP	100,000	117,450
ING Groep NV, 6.250%, Due 5/20/2033, (5 yr. U.K. Government Bond + 2.800%)A B	GBP	100,000	127,087
Lloyds Banking Group PLC,
1.985%, Due 12/15/2031, (5 yr. U.K. Government Bond + 1.600%)B	GBP	120,000	138,798
6.625%, Due 6/2/2033, (5 yr. U.K. Government Bond + 3.100%)A B	GBP	100,000	127,942
NatWest Group PLC, 3.622%, Due 8/14/2030, (5 yr. U.K. Government Bond + 3.550%)A B	GBP	100,000	123,667
Santander U.K. Group Holdings PLC, 7.098%, Due 11/16/2027, (1 yr. GBP Swap + 2.866%)A B	GBP	100,000	130,035
Societe Generale SA, 2.226%, Due 1/21/2026, (1 yr. CMT + 1.050%)B D		$200,000	195,622
Standard Chartered PLC, 2.500%, Due 9/9/2030, (5 yr. EUR Swap + 2.800%)A B	EUR	100,000	104,969
Virgin Money U.K. PLC, 5.125%, Due 12/11/2030, (5 yr. U.K. Government Bond + 5.250%)A B	GBP	100,000	124,429

			2,287,242

Insurance - 13.03%
ASR Nederland NV, 3.375%, Due 5/2/2049, (5 yr. EUR Swap + 4.000%)A B	EUR	100,000	100,562
Aviva PLC, 6.125%, Due 11/14/2036, (5 yr. U.K. Government Bond + 2.850%)A B	GBP	100,000	127,422
AXA SA, 3.250%, Due 5/28/2049, (3 mo. EUR EURIBOR + 3.200%)A B	EUR	100,000	102,022
BUPA Finance PLC, 5.000%, Due 12/8/2026A	GBP	100,000	124,026
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 0.750%, Due 7/7/2028A	EUR	100,000	94,182
CNP Assurances SACA, 4.250%, Due 6/5/2045, (5 yr. EUR Swap + 3.600%)A B	EUR	100,000	106,292
Legal & General Group PLC, 5.375%, Due 10/27/2045, (5 yr. U.K. Government Bond + 4.580%)A B	GBP	100,000	125,158
NN Group NV, 4.500%, Due 1/15/2026, (3 mo. EUR EURIBOR + 4.000%)A B C	EUR	100,000	106,827
Phoenix Group Holdings PLC, 5.867%, Due 6/13/2029A	GBP	100,000	123,591
Real Finance Bonds No. 3 PLC, 6.125%, Due 11/13/2028A	GBP	100,000	127,564
Rothesay Life PLC, 8.000%, Due 10/30/2025A	GBP	190,000	244,637

			1,382,283

Real Estate - 2.11%
Heimstaden Bostad Treasury BV, 0.250%, Due 10/13/2024A	EUR	100,000	104,797
Telereal Securitisation PLC, 1.963%, Due 12/10/2033, Series B2, (Sterling Overnight Index Average + 4.440%)A B	GBP	100,000	118,593

			223,390

Savings & Loans - 5.93%
Coventry Building Society, 7.000%, Due 11/7/2027, (1 yr. U.K. Government Bond + 2.600%)A B	GBP	100,000	129,850
Leeds Building Society, 1.500%, Due 3/16/2027, (1 yr. U.K. Government Bond + 1.300%)A B	GBP	100,000	118,386
Nationwide Building Society, 5.875%, Due 12/20/2024, (5 yr. U.K. Government Bond + 5.390%)A B C	GBP	200,000	251,217

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

June 30, 2024

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 64.98% (continued)

Financial - 42.63% (continued)

Savings & Loans - 5.93% (continued)
Yorkshire Building Society, 6.375%, Due 11/15/2028, (1 yr. U.K. Government Bond + 2.650%)A B	GBP	100,000	$129,855

			629,308

Total Financial			4,522,223

Industrial - 4.69%

Miscellaneous Manufacturing - 1.16%
Siemens Financieringsmaatschappij NV, 1.000%, Due 2/20/2025A	GBP	100,000	123,296

Transportation - 2.29%
Eversholt Funding PLC, 6.359%, Due 12/2/2025A	GBP	100,000	127,820
Mobico Group PLC, 4.250%, Due 11/26/2025, (5 yr. U.K. Government Bond + 4.135%)A B C	GBP	100,000	114,421

			242,241

Trucking & Leasing - 1.24%
Porterbrook Rail Finance Ltd., 7.125%, Due 10/20/2026	GBP	100,000	131,553

Total Industrial			497,090

Technology - 1.01%

Software - 1.01%
Sage Group PLC, 3.820%, Due 2/15/2028A	EUR	100,000	107,427

Utilities - 7.84%

Electric - 5.60%
NGG Finance PLC, 5.625%, Due 6/18/2073, (12 yr. GBP Swap + 3.480%)A B	GBP	100,000	125,620
NIE Finance PLC, 6.375%, Due 6/2/2026A	GBP	100,000	129,057
Orsted AS, 2.250%, Due 11/24/3017, (5 yr. EUR Swap + 1.899%)A B	EUR	100,000	105,838
SSE PLC, 4.000%, Due 1/21/2028, (5 yr. EUR Swap + 2.696%)A B C	EUR	100,000	104,663
Vattenfall AB, 6.875%, Due 8/17/2083, (5 yr. U.K. Government Bond + 3.059%)A B	GBP	100,000	128,748

			593,926

Gas - 1.08%
APA Infrastructure Ltd., 7.125%, Due 11/9/2083, (5 yr. EURIBOR ICE Swap + 4.098%)A B	EUR	100,000	114,859

Water - 1.16%
Severn Trent Utilities Finance PLC, 3.625%, Due 1/16/2026A	GBP	100,000	123,288

Total Utilities			832,073

Total Foreign Corporate Obligations (Cost $7,064,839)			6,893,847

FOREIGN SOVEREIGN OBLIGATIONS - 7.35% (Cost $786,652)
Bundesobligation, 2.100%, Due 4/12/2029, Series 189A	EUR	740,000	779,450

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.66%
Castell PLC, 6.061% - 6.052%, Due 11/25/2053, 2021 1 A, (Sterling Overnight Index Average + 0.850%)A B	GBP	32,473	41,118
Together Asset-Backed Securitisation PLC, 5.928%, Due 7/12/2063, 2021 1ST1 A, (Sterling Overnight Index Average + 0.700%)A B	GBP	61,471	77,585
Tower Bridge Funding PLC, 7.034% - 7.015%, Due 11/20/2063, 2021 2 D, (Sterling Overnight Index Average + 1.800%)A B	GBP	169,000	212,736
Twin Bridges PLC, 7.334% - 7.306%, Due 3/12/2055, 2021 1 D, (Sterling Overnight Index Average + 2.100%)A B	GBP	130,000	163,287

Total Collateralized Mortgage Obligations (Cost $533,540)			494,726

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

June 30, 2024

	Principal Amount*	Fair Value

U.S. TREASURY OBLIGATIONS - 4.90%
U.S. Treasury Notes,
4.125%, Due 3/31/2029	$200,000	$198,078
4.500%, Due 5/31/2029	320,000	322,375

Total U.S. Treasury Obligations (Cost $521,436)		520,453

TOTAL INVESTMENTS - 95.52% (Cost $10,366,543)		10,134,063
OTHER ASSETS, NET OF LIABILITIES - 4.48%		474,945

TOTAL NET ASSETS - 100.00%		$10,609,008

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on June 30, 2024.

C Perpetual maturity. The date shown, if any, is the next call date.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $195,622 or 1.84% of net assets. The Fund has no right to demand registration of these securities.

CMT - Constant Maturity Treasury.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

Forward Foreign Currency Contracts Open on June 30, 2024:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	160,280	USD	159,949	7/25/2024	SSB	$331	$-	$331
EUR	728,556	USD	727,577	7/25/2024	SSB	979	-	979
GBP	1,500,483	USD	1,504,393	7/25/2024	SSB	-	(3,910)	(3,910)
USD	8,066,394	GBP	8,024,966	7/25/2024	SSB	41,428	-	41,428
USD	3,302,844	EUR	3,295,758	7/25/2024	SSB	7,086	-	7,086

						$49,824	$(3,910)	$45,914

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

June 30, 2024

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2024, the investments were classified as described below:

TwentyFour Sustainable Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$1,445,587	$-	$1,445,587
Foreign Corporate Obligations	-	6,893,847	-	6,893,847
Foreign Sovereign Obligations	-	779,450	-	779,450
Collateralized Mortgage Obligations	-	494,726	-	494,726
U.S. Treasury Obligations	-	520,453	-	520,453

Total Investments in Securities - Assets	$-	$10,134,063	$-	$10,134,063

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$49,824	$-	$49,824

Total Financial Derivative Instruments - Assets	$-	$49,824	$-	$49,824

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(3,910)	$-	$(3,910)

Total Financial Derivative Instruments - Liabilities	$-	$(3,910)	$-	$(3,910)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended June 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2024

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund	TwentyFour Sustainable Short Term Bond Fund
Assets:
Investments in unaffiliated securities, at fair value†	$146,941,935	$222,646,547	$10,134,063
Investments in affiliated securities, at fair value‡	26,876,633	3,501,286	-
Foreign currency, at fair value^	-	631,329	25,257
Cash	1,052	-	339,164
Cash with brokers	37,645,631	677	-
Dividends and interest receivable	910,536	2,961,927	150,168
Receivable for investments sold	678,403	2,274,024	-
Receivable for fund shares sold	393,042	1,097,971	100
Receivable for tax reclaims	-	2,664	-
Receivable for expense reimbursement (Note 2)	9,948	38,662	25,704
Unrealized appreciation from forward foreign currency contracts	-	317,073	49,824
Prepaid expenses	178,637	55,672	28,508

Total assets	213,635,817	233,527,832	10,752,788

Liabilities:
Payable for investments purchased	2,496,758	2,590,361	-
Payable for fund shares redeemed	88,530	29,065	49,024
Securities sold short, at fair value±	34,771,817	-	-
Dividends and interest expense payable	6,337	-	-
Management and sub-advisory fees payable (Note 2)	109,564	120,613	5,628
Service fees payable (Note 2)	743	8,696	682
Transfer agent fees payable (Note 2)	34,670	15,395	1,764
Custody and fund accounting fees payable	19,897	28,737	15,277
Professional fees payable	60,403	81,664	65,331
Trustee fees payable (Note 2)	274	357	26
Payable for prospectus and shareholder reports	5,422	8,753	1,190
Unrealized depreciation from forward foreign currency contracts	-	5,832	3,910
Other liabilities	9,957	1,245	948

Total liabilities	37,604,372	2,890,718	143,780

Commitments and contingent liabilities (Note 2)

Net assets	$176,031,445	$230,637,114	$10,609,008

Analysis of net assets:
Paid-in-capital	$185,044,976	$280,053,381	$11,922,511
Total distributable earnings (deficits)A	(9,013,531)	(49,416,267)	(1,313,503)

Net assets	$176,031,445	$230,637,114	$10,609,008

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2024

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund	TwentyFour Sustainable Short Term Bond Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	3,878,242	1,351,746	N/A

Y Class	13,966,533	23,886,079	1,115,394

Investor Class	314,854	181,819	N/A

A Class	N/A	966,420	5,051

C Class	N/A	672,180	94,495

R6 Class	N/A	N/A	3,537

Net assets:
R5 Class	$37,631,052	$11,602,470	N/A

Y Class	$135,345,378	$203,770,438	$9,743,738

Investor Class	$3,055,015	$1,527,043	N/A

A Class	N/A	$8,116,991	$43,744

C Class	N/A	$5,620,172	$791,225

R6 Class	N/A	N/A	$30,301

Net asset value, offering and redemption price per share:
R5 Class	$9.70	$8.58	N/A

Y Class	$9.69	$8.53	$8.74

Investor Class	$9.70	$8.40	N/A

A Class	N/A	$8.40	$8.66

A Class (offering price)	N/A	$8.73	$8.88

C Class	N/A	$8.36	$8.37

R6 Class	N/A	N/A	$8.57

† Cost of investments in unaffiliated securities	$148,057,589	$228,789,981	$10,366,543
‡ Cost of investments in affiliated securities	$26,876,633	$3,501,286	$-
^ Cost of foreign currency	$-	$631,262	$25,284
± Proceeds of securities sold short	$32,316,207	$-	$-

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the year ended June 30, 2024

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund	TwentyFour Sustainable Short Term Bond Fund
Investment income:
Dividend income from unaffiliated securities	$500,584	$-	$-
Dividend income from affiliated securities (Note 2)	501,942	334,094	-
Interest income	5,072,028	8,788,643	511,399
Interest income from short securities held at broker	1,318,206	-	-
Other income	-	614	19

Total investment income	7,392,760	9,123,351	511,418

Expenses:
Management and sub-advisory fees (Note 2)	1,561,120	1,005,004	67,646
Transfer agent fees:
R5 Class (Note 2)	1,031	3,051	-
Y Class (Note 2)	91,260	107,677	8,872
Investor Class	1,435	1,789	-
A Class	-	308	-
C Class	-	247	-
R6 Class	-	-	146
Custody and fund accounting fees	69,747	92,343	56,000
Professional fees	73,028	104,241	66,166
Registration fees and expenses	48,078	85,432	61,769
Service fees (Note 2):
Investor Class	9,607	30,569	-
A Class	-	17,972	269
C Class	-	3,207	199
Distribution fees (Note 2):
A Class	-	16,401	270
C Class	-	53,996	6,103
Prospectus and shareholder report expenses	16,913	22,909	9,585
Trustee fees (Note 2)	11,832	14,666	1,305
Prime broker fees	189,035	-	-
Dividends and interest on securities sold short	132,302	-	-
Loan expense (Note 2)	-	-	824
Line of credit interest expense (Note 9)	944	1,122	118
Other expenses	17,689	29,276	12,098

Total expenses	2,224,021	1,590,210	291,370

Net fees waived and expenses (reimbursed) (Note 2)	(192,445)	(307,596)	(217,433)
Net sub-advisory fees waived (Note 2)	(528,378)	-	-

Net expenses	1,503,198	1,282,614	73,937

Net investment income	5,889,562	7,840,737	437,481

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	(2,057,005)	(3,414,993)	(202,263)
Foreign currency transactions	-	(486,399)	63,362
Forward foreign currency contracts	-	1,568,121	37,328
Swap agreements	-	(21)	-
Short sales	3,432,332	-	-
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	3,774,558	10,477,841	421,870
Foreign currency transactions	-	(23,992)	(5,350)
Forward foreign currency contracts	-	1,307,766	158,625
Short sales	(2,006,016)	-	-

Net gain from investments	3,143,869	9,428,323	473,572

Net increase in net assets resulting from operations	$9,033,431	$17,269,060	$911,053

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	SSI Alternative Income Fund		TwentyFour Strategic Income Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$5,889,562	$3,813,776	$7,840,737	$6,253,554
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, swap agreements, and short sales	1,375,327	(854,143)	(2,333,292)	(24,357,153)
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and short sales	1,768,542	3,158,102	11,761,615	22,505,978

Net increase in net assets resulting from operations	9,033,431	6,117,735	17,269,060	4,402,379

Distributions to shareholders:
Total retained earnings:
R5 Class	(1,186,736)	(4,496)	(361,957)	(786,113)
Y Class	(6,809,234)	(1,800,007)	(4,059,045)	(15,125,690)
Investor Class	(178,530)	(6,033)	(423,786)	(1,961,048)
A Class	–	–	(258,051)	(867,982)
C Class	–	–	(193,390)	(851,694)
R6 Class	–	–	–	–
Tax return of capital:
R5 Class	–	–	(130,391)	–
Y Class	–	–	(2,076,811)	–
Investor Class	–	–	(37,601)	–
A Class	–	–	(88,948)	–
C Class	–	–	(52,951)	–
R6 Class	–	–	–	–

Net distributions to shareholders	(8,174,500)	(1,810,536)	(7,682,931)	(19,592,527)

Capital share transactions (Note 10):
Proceeds from sales of shares	104,499,122	19,921,902	154,115,522	65,483,292
Reinvestment of dividends and distributions	6,837,309	1,485,788	7,434,799	19,259,367
Cost of shares redeemed	(38,762,087)	(53,150,018)	(50,163,728)	(133,069,665)

Net increase (decrease) in net assets from capital share transactions	72,574,344	(31,742,328)	111,386,593	(48,327,006)

Net increase (decrease) in net assets	73,433,275	(27,435,129)	120,972,722	(63,517,154)

Net assets:
Beginning of year	102,598,170	130,033,299	109,664,392	173,181,546

End of year	$176,031,445	$102,598,170	$230,637,114	$109,664,392

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	TwentyFour Sustainable Short Term Bond Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$437,481	$391,140
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, swap agreements, and short sales	(101,573)	(581,052)
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and short sales	575,145	629,913

Net increase in net assets resulting from operations	911,053	440,001

Distributions to shareholders:
Total retained earnings:
R5 Class	–	–
Y Class	–	(765,187)
Investor Class	–	–
A Class	–	(12,601)
C Class	–	(15,336)
R6 Class	–	(1,029,403)
Tax return of capital:
R5 Class	–	–
Y Class	(318,242)	–
Investor Class	–	–
A Class	(4,316)	–
C Class	(23,906)	–
R6 Class	(136,008)	–

Net distributions to shareholders	(482,472)	(1,822,527)

Capital share transactions (Note 10):
Proceeds from sales of shares	8,184,872	3,335,351
Reinvestment of dividends and distributions	341,221	771,486
Cost of shares redeemed	(14,181,375)	(1,470,420)

Net increase (decrease) in net assets from capital share transactions	(5,655,282)	2,636,417

Net increase (decrease) in net assets	(5,226,701)	1,253,891

Net assets:
Beginning of year	15,835,709	14,581,818

End of year	$10,609,008	$15,835,709

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of June 30, 2024, the Trust consists of twenty-four active series, three of which are presented in this filing: American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Funds’ previous management and investment advisory agreements. The Board approved a new Management Agreement with the Manager and new Investment Advisory Agreements among the Manager, the sub-advisors and the Trust, on behalf of the Funds, that were effective on December 29, 2023.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third-party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

Prior to January 1, 2024, the SSI Alternative Income Fund distributed most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a semi-annual basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. Beginning January 1, 2024, the SSI Alternative Income Fund began distributing most of all of its net investment income on a monthly basis. The TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with SSI Investment Management LLC and TwentyFour Asset Management (US) LP (the “Sub-Advisors”) pursuant to which the Funds have agreed to pay annualized sub-advisory fees that are calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

SSI Alternative Income Fund

First $300 million	0.95%
Over $300 million	0.85%

TwentyFour Strategic Income Fund

First $1 billion	0.32%
Over $1 billion	0.27%

TwentyFour Sustainable Short Term Bond Fund

First $200 million	0.20%
Next $200 million	0.185%
Next $700 million	0.175%
Over $1.1 billion	0.17%

Effective December 20, 2022, the Sub-Advisor to the SSI Alternative Income Fund has contractually agreed to waive a portion of its sub-advisory fee equal to 0.44% of the SSI Alternative Income Fund’s average daily net assets managed by the Sub-Advisor through October 31, 2024. On December 29, 2023, Sub-Advisor contractually agreed to extend the waiver agreement through December 31, 2025. The contractual fee waiver by the Sub-Advisor can be modified only in the discretion and with the approval of a majority of the Board. For the year ended June 30, 2024, the Sub-Advisor waived $528,378 of its sub-advisory fees.

The Management and Sub-Advisory Fees paid by each Fund for the year ended June 30, 2024 were as follows:

SSI Alternative Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$420,302
Sub-Advisory Fees	0.95%	1,140,818

Total	1.30%	$1,561,120

TwentyFour Strategic Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$525,002
Sub-Advisory Fees	0.32%	480,002

Total	0.67%	$1,005,004

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

TwentyFour Sustainable Short Term Bond Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$43,048
Sub-Advisory Fees	0.20%	24,598

Total	0.55%	$67,646

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the TwentyFour Strategic Income Fund and the TwentyFour Sustainable Short Term Bond Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended June 30, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
SSI Alternative Income	$92,291
TwentyFour Strategic Income	104,144
TwentyFour Sustainable Short Term Bond	8,541

As of June 30, 2024, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
SSI Alternative Income	$9,690
TwentyFour Strategic Income	13,663
TwentyFour Sustainable Short Term Bond	963

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Funds listed below held the following shares with a June 30, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	June 30, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	June 30, 2024 Fair Value
U.S. Government Money Market Select	Direct	SSI Alternative Income	$26,876,633	$-	$-	$501,942	$26,876,633
U.S. Government Money Market Select	Direct	TwentyFour Strategic Income	3,501,286	-	-	334,094	3,501,286

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended June 30, 2024, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
SSI Alternative Income	$9,649
TwentyFour Strategic Income	6,430

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended June 30, 2024, the TwentyFour Sustainable Short Term Bond Fund borrowed on average $979,901 for 5 days at an average interest rate of 6.14% with interest charges of $824. These amounts are recorded as “Loan expense” in the Statements of Operations. For the year ended June 30, 2024, the SSI Alternative Income Fund and TwentyFour Strategic Income Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through October 31, 2024, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the year ended June 30, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	7/1/2023 - 10/31/2023	11/1/2023 - 6/30/2024	Reimbursed Expenses	(Recouped) Expenses
SSI Alternative Income	R5	0.92%	0.92%	$27,214	$-		2026-2027
SSI Alternative Income	Y	0.99%	0.99%	158,829	-		2026-2027
SSI Alternative Income	Investor	1.24%	1.24%	6,402	-		2026-2027
TwentyFour Strategic Income	R5	0.72%	0.72%	20,296	-		2026-2027
TwentyFour Strategic Income	Y	0.80%	0.80%	231,984	-		2026-2027
TwentyFour Strategic Income	Investor	1.09%	1.09%	17,567	(698	)*	2026-2027
TwentyFour Strategic Income	A	1.00%	1.00%	28,266	-		2026-2027
TwentyFour Strategic Income	C	1.79%	1.79%	9,483	-		2026-2027
TwentyFour Sustainable Short Term Bond	Y	0.57%	0.57%	151,398	-		2026-2027
TwentyFour Sustainable Short Term Bond	A	0.87%	0.87%	1,981	-		2026-2027
TwentyFour Sustainable Short Term Bond	C	1.62%	1.48%	10,781	-		2026-2027
TwentyFour Sustainable Short Term Bond	R6	0.47%	0.47%	53,273	-		2026-2027

* This amount represents Recouped Expenses from prior fiscal years and is reflected in Other expenses on the Statements of Operations.

Of the above amounts, $9,948, $38,662, and $25,704 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at June 30, 2024 for the SSI Alternative Income Fund, TwentyFour Strategic Income Fund, and TwentyFour Sustainable Short Term Bond Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2026 and 2027. The Funds’ did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
SSI Alternative Income	$-	$-	$62,663	2023-2024
SSI Alternative Income	-	16,937	-	2024-2025
SSI Alternative Income	-	115,232	-	2025-2026
TwentyFour Strategic Income	698	-	265,077	2023-2024
TwentyFour Strategic Income	-	307,340	-	2024-2025
TwentyFour Strategic Income	-	325,416	-	2025-2026
TwentyFour Sustainable Short Term Bond	-	-	323,848	2023-2024
TwentyFour Sustainable Short Term Bond	-	234,153	-	2024-2025
TwentyFour Sustainable Short Term Bond	-	190,316	-	2025-2026

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

June 30, 2024, based on management’s evaluation of the shareholder account base, one account has been identified as representing an unaffiliated significant ownership of approximately 34% for the SSI Alternative Income Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended June 30, 2024, RID collected $4,249 and $47 for TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended June 30, 2024, there were no CDSC fees collected for the A Class Shares of the TwentyFour Strategic Income Fund or TwentyFour Sustainable Short Term Bond Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended June 30, 2024, CDSC fees of $5,794 and $1,349 were collected for the C Class Shares of TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund, respectively.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Asset-Backed and Mortgage-Related Securities

ABS are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

trust or other issuer passes the income from the underlying asset pool to the investor. A Fund, the Manager, and the sub-advisor do not select the loans or other assets that are included in the collateral backing those pools.

A Fund may also invest in debt obligations of U.S. Government-sponsored enterprises, including Fannie Mae, Freddie Mac, FFCB and the Tennessee Valley Authority. Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac are supported by the issuers’ right to borrow from the U.S. Treasury, the discretionary authority of the U.S. Treasury to lend to the issuers. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property.

The TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund may invest in ABS and mortgage-related securities, including CMOs and mortgage-related securities issued by private organizations which are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities Fannie Mae, a government sponsored corporation owned entirely by private stockholders, and Freddie Mac, a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. Mortgage-related securities are pools created by non-governmental issuers generally offering a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates may be prepaid by their issuers, thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, a Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle a Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Floating Rate Securities

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Foreign Debt Securities

The TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund may each invest a significant portion of its assets in a particular geographic region or country. The TwentyFour Strategic Income Fund may invest significantly in emerging markets and may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose the Funds to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or their agencies or whose majority shareholder is a foreign government. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Obligations of a supranational entity may be denominated in foreign currencies.

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in a Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Restricted securities outstanding during the year ended June 30, 2024 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If the Funds invests in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Payment-In-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statements of Assets and Liabilities.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Short Sales

The SSI Alternative Income Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability. The Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of June 30, 2024, short positions were held by the Fund and are disclosed in the Schedule of Investments. For the same period herein, securities pledged as collateral for short sales are disclosed in the Fund’s Schedule of Investments, and cash collateral for short sales are reflected as “Cash with brokers” on the Statements of Assets and Liabilities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. A variable rate obligation has a coupon rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the coupon is based. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

A Fund may invest in floaters and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every one or three months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Options Contracts

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price, in the case of a call option, or to pay the exercise price upon delivery of the underlying security or currency, in the case of a put option. An option on a futures contract provides the holder with the right to enter into a ‘‘long’’ position in the underlying futures contract, in the case of a call option, or a ‘‘short’’ position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Straddle Options

The Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Non-Deliverable Forward (“NDF”) currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

During the year ended June 30, 2024, the TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund entered into forward foreign currency contracts primarily for hedging.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Year Ended June 30, 2024
Fund	Purchased Contracts	Sold Contracts
TwentyFour Strategic Income	$524,947	$92,437,002
TwentyFour Sustainable Short Term Bond	247,363	10,773,815

Swap Agreements

A swap is a transaction in which a Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the “notional” amount). Nearly any type of derivative, including forward contracts, can be structured as a swap.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are exposed to the creditworthiness of the clearing organizations (and, consequently, that of their members — generally, banks and broker-dealers) involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared, involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, a Fund will only enter into swap agreements with counterparties considered by a sub-advisor to present minimum risk of default and a Fund normally obtains collateral to secure its exposure. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which a Fund enters normally provide for the obligations of a Fund and its counterparty in the event of a default or other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. A Fund may be required to pledge collateral to secure its obligations under a swap.

Interest Rate Swap Agreements

The TwentyFour Strategic Income Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

During the year ended June 30, 2024, the TwentyFour Strategic Income Fund entered into interest rate swaps primarily for return enhancement, hedging and adjusting portfolio duration.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

TwentyFour Strategic Income Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$317,073	$-	$-	$-	$317,073

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(5,832)	$-	$-	$-	$(5,832)

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$1,568,121	$-	$-	$-	$1,568,121
Swap agreements	-	-	-	(21)	-	(21)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$1,307,766	$-	$-	$-	$1,307,766

TwentyFour Sustainable Short Term Bond Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$49,824	$-	$-	$-	$49,824

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(3,910)	$-	$-	$-	$(3,910)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$37,328	$-	$-	$-	$37,328

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$158,625	$-	$-	$-	$158,625

(1) See Note 3 in the Notes to Financial Statements for additional information.

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.

As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2024.

TwentyFour Strategic Income Fund

Offsetting of Financial and Derivative Assets as of June 30, 2024:
	Assets	Liabilities
Forward Foreign Currency Contracts	$317,073	$5,832

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$317,073	$5,832

Total derivative assets and liabilities subject to an MNA	$(317,073)	$(5,832)

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2024:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
State Street Bank & Trust Co.	$317,073	$(5,832)	$-	$-	$311,241

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$5,832	$(5,832)	$-	$-	$-

TwentyFour Sustainable Short Term Bond Fund

Offsetting of Financial and Derivative Assets as of June 30, 2024:
	Assets	Liabilities
Forward Foreign Currency Contracts	$49,824	$3,910

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$49,824	$3,910

Total derivative assets and liabilities subject to an MNA	$(49,824)	$(3,910)

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2024:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$49,824	$(3,910)	$-	$-	$45,914

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$3,910	$(3,910)	$-	$-	$-

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain Mortgage-Backed Securities (“MBS”) and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed-income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Callable Securities Risk

The SSI Alternative Income Fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates. Thus, the Fund’s income could be reduced as a result of a call. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on the Fund’s total return.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Convertible Securities Risk

The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock’s price is high relative to the conversion price and a convertible security is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and the Fund could lose its entire investment. In addition, because companies that issue convertible securities may be small- or mid-cap companies, to the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, a Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Funds may effect derivative transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Funds’ exposure to foreign currencies may reduce the returns of a Fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency derivatives may not always work as intended, and in specific cases, a Fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency that is being hedged and thereby affect a Fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, a Fund may choose to not hedge its currency risks.

Derivatives Risk

Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. A Fund may use derivatives to enhance total return of its portfolio, to hedge against fluctuations in interest rates or currency exchange rates, to change the effective duration of its portfolio, or to manage certain investment risks or as a substitute for the purchase or sale of the underlying currencies or securities. A Fund may also hold derivative instruments to obtain economic exposure to an issuer without directly holding its securities. Derivatives may involve significant risk. The use of derivative instruments may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those securities. Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If a sub-advisor incorrectly forecasts stock market values, or the direction of interest rates or currency exchange rates in utilizing a specific derivatives strategy for a Fund, a Fund could lose money. In addition, leverage embedded in a derivative instrument can expose a Fund to greater risk and increase its costs. Gains or losses in the value of a derivative instrument may be magnified and be much greater than the derivative’s original cost (generally the initial margin deposit). There may also be material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment, for example, where a Fund may be called upon to deliver a security it does not own. As a result, a Fund could lose more than the amount it invests. Derivatives may at times be illiquid and may be more volatile than other types of investments. A Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Certain derivatives may also be difficult to value, and valuation may be more difficult in times of market turmoil. A Fund may buy or

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

sell derivatives not traded on organized exchanges. A Fund may also enter into transactions that are not cleared through clearing organizations. These types of transactions may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, a Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Certain derivatives require a Fund to post margin to secure its future obligation; if a Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements at a time when it maybe disadvantageous to do so. A Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses. Suitable derivatives may not be available in all circumstances, and there can be no assurance that a Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a sub-advisor may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. Although a Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had a Fund not used the hedging instruments. A Fund may not hedge certain risks in particular situations, even if suitable instruments are available. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation may make derivatives more costly, may limit their availability, may disrupt markets, or may otherwise adversely affect their value or performance. In addition to other changes, these rules provide for central clearing of derivatives that in the past were traded exclusively over-the-counter and may increase costs and margin requirements, but are expected to reduce certain counterparty risks.

Environmental, Social, and/or Governance Investing Risk

A Fund’s incorporation of environmental, social and/or governance (“ESG”) considerations, including criteria as determined by the sub-advisor, in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by a Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund’s ESG investment considerations may also affect a Fund’s exposure to certain sectors or types of investments, which may impact a Fund’s relative investment performance depending on the performance of issuers in those sectors relative to issuers in the broader market. A Fund may not be able to take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. A Fund may underperform funds that do not incorporate these considerations. A Fund’s sub-advisor is dependent on available information to assist in the use of ESG investment considerations, and, because there are few generally accepted standards to use in such considerations, the information and considerations used for a Fund may differ from the information and considerations used for other funds. The limited availability of such information, as well as errors in or omissions from such information could result in incorrect evaluations of potential investments. There is no guarantee that a Fund’s efforts to select investments that meet a Fund’s ESG investing considerations will be successful.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity,

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

(4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Funds’ annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Funds could also result in increased realized net capital gains, distributions of which are taxable to the Funds’ shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Bond Risk

Exposure to high-yield securities (commonly referred to as ‘’junk bonds’’) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, issuers of high yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price a Fund desires. High yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that issuers of lower-rated securities will default on the timely payment of principal or interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case a Fund may lose its entire investment. Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities. Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by credit rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments among securities of different issuers could reduce the risks of owning any such securities separately. The prices of these high yield securities tend to be less sensitive to interest rate changes than investment-grade investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of a Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of a Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of a Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have coupon rates or may provide exposure to underlying investments with coupon rates, that are based on the ICE LIBOR (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets.

Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States and U.S. law required that contracts without a practicable LIBOR alternative default to SOFR plus a set spread beginning in mid-2023. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that relied on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact a Fund. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Funds may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Funds at such times may have a significant adverse effect on a Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. A Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Market Timing Risk

Funds that invest in high-yield, and, or have exposure to foreign securities through the derivatives it holds, are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. If a Fund trades foreign securities, it generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

Pay-In-Kind Securities Risk

Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their prices can be volatile when interest rates fluctuate. If an issuer of pay-in-kind securities defaults, the Fund may lose its entire investment. Federal income tax law requires a holder of pay-in-kind securities to include in gross income each taxable year the portion of the non-cash income on those securities (i.e., the additional securities issued as interest thereon) accrued during that year. In order to continue to qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code, and avoid federal excise tax, a Fund may be required to distribute a portion of such non-cash income and may be required to dispose of other portfolio securities in order to generate cash to meet these distribution requirements, potentially during periods of adverse market prices.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Short Position Risk

The SSI Alternative Income Fund’s short positions are speculative and are subject to special risks. A short position involves the sale by a Fund of a security that it does not own. A Fund then intends to purchase the same security at a later date at a lower price. A Fund may enter into a short position through a forward commitment, a futures contract, an option, or a swap agreement. If the price of the security or derivative has increased during the time a Fund holds the short position, then a Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to the third party. Therefore, short positions involve the risk that losses may be exaggerated, and that the Fund may lose more money than the actual cost of the investment. A Fund’s losses are potentially unlimited in a short position because the price appreciation of the security that a Fund is required to purchase is unlimited. There can be no assurance that the securities necessary to cover the short position will be available for purchase by a Fund. In addition, purchasing securities to close out the short position can itself cause the price of the relevant securities to rise further, thereby increasing any loss incurred by a Fund. Furthermore, a Fund may be forced to close out a short position prematurely if a counterparty from which a Fund borrowed securities demands their return, resulting in a loss on what might otherwise have been a profitable position. Short positions also include greater reliance on a sub-advisor’s ability to accurately anticipate the future value of a security or instrument. A Fund may invest the proceeds of a short sale, and therefore, be subject to the effect of leverage, in that short selling amplifies changes in a Fund’s NAV since it increases the exposure of a Fund to the market and may increase losses and the volatility of returns. If such instruments are traded over-the-counter, there is the risk that the counterparty may fail to honor its contract terms, causing a loss to a Fund.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Sustainable Investing Risk

The TwentyFour Sustainable Short Term Bond Fund’s incorporation of sustainable investing considerations, including criteria as determined by the sub-advisor, in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the sustainable investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may not be able to take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. The Fund may underperform funds that do not incorporate these considerations. The sub-advisor uses sustainability research and/or ratings information provided by one or more third parties in performing this analysis and considering sustainability risks. As there are few generally accepted standards to use in such considerations, the information and considerations used for the Fund may differ from the information and consideration used for other funds.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to a Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Funds hold securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules an applicable accounting protocols may require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

Variable and Floating Rate Securities Risk

The coupons on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a RIC, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	SSI Alternative Income Fund		TwentyFour Strategic Income Fund		TwentyFour Sustainable Short Term Bond Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Distributions paid from:
Ordinary income*
R5 Class	$1,186,736	$4,496	$361,957	$786,113	$-	$-
Y Class	6,809,234	1,800,007	4,059,045	15,125,690	-	765,187
Investor Class	178,530	6,033	423,786	1,961,048	-	-
A Class	-	-	258,051	867,982	-	12,601
C Class	-	-	193,390	851,694	-	15,336
R6 Class	-	-	-	-	-	1,029,403
Return of capital
R5 Class	-	-	130,391	-	-	-
Y Class	-	-	2,076,811	-	318,242	-
Investor Class	-	-	37,601	-	-	-
A Class	-	-	88,948	-	4,316	-
C Class	-	-	52,951	-	23,906	-
R6 Class	-	-	-	-	136,008	-

Total distributions paid	$8,174,500	$1,810,536	$7,682,931	$19,592,527	$482,472	$1,822,527

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

*For tax purposes, short-term capital gains are considered ordinary income distributions.

As of June 30, 2024, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SSI Alternative Income	$175,922,749	$5,312,423	$(9,872,214)	$(4,559,791)
TwentyFour Strategic Income	232,905,411	1,946,533	(8,718,813)	(6,772,280)
TwentyFour Sustainable Short Term Bond	10,432,069	71,890	(370,096)	(298,206)

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
SSI Alternative Income	$(4,559,791)	$2,384,702	$-	$(6,838,442)	$-	$(9,013,531)
TwentyFour Strategic Income	(6,772,280)	-	-	(42,643,989)	2	(49,416,267)
TwentyFour Sustainable Short Term Bond	(298,206)	-	-	(1,015,297)	-	(1,313,503)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, income realized for tax purposes from contingent payment debt instruments, the tax deferral of losses from straddles, deemed distributions from convertible obligations, late year loss deferrals, unused capital losses and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from organization costs and net operating losses as of June 30, 2024:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
SSI Alternative Income	$4,619	$(4,619)
TwentyFour Strategic Income	-	-
TwentyFour Sustainable Short Term Bond	(57,291)	57,291

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2024, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SSI Alternative Income	$-	$6,838,442
TwentyFour Strategic Income	10,266,474	32,004,450
TwentyFour Sustainable Short Term Bond	145,567	479,522

For TwentyFour Sustainable Short Term Bond Fund, the ability to utilize capital loss carryforwards in the future could be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds are permitted for tax purposes to defer into the next fiscal year qualified late year losses. Qualified late year capital losses are net losses incurred after October 31 through the Fund’s fiscal year end, June 30, 2024. Qualified late year ordinary losses are specified losses generally incurred after October 31 through

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

the end of the Fund’s fiscal year end, June 30, 2024. For the period ending June 30, 2024, TwentyFour Strategic Income deferred $373,065 ordinary loss and TwentyFour Sustainable Short Term Bond deferred $390,208 ordinary loss to July 1, 2024.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended June 30, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
SSI Alternative Income	$132,377,803	$-	$102,908,165	$-
TwentyFour Strategic Income	128,935,387	56,635,561	27,356,730	54,354,887
TwentyFour Sustainable Short Term Bond	9,208,845	3,894,687	13,144,238	3,376,078

A summary of the Funds’ transactions in the USG Select Fund for the year ended June 30, 2024 were as follows:

Fund	Type of Transaction	June 30, 2023 Shares/Fair Value	Purchases	Sales	June 30, 2024 Shares/Fair Value
SSI Alternative Income	Direct	$5,813,495	$112,119,607	$91,056,469	$26,876,633
TwentyFour Strategic Income	Direct	3,383,500	122,306,453	122,188,667	3,501,286

9. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended June 30, 2024, the Funds did not utilize these facilities.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Year Ended June 30,
	2024		2023
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	4,258,589	$40,788,721	239	$2,263
Reinvestment of dividends	33,910	326,811	329	3,040
Shares redeemed	(437,413)	(4,215,493)	(7,704)	(73,163)

Net increase (decrease) in shares outstanding	3,855,086	$36,900,039	(7,136)	$(67,860)

	Y Class
	Year Ended June 30,
	2024		2023
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	6,490,515	$62,542,083	1,976,301	$18,650,934
Reinvestment of dividends	663,802	6,331,968	159,662	1,476,715
Shares redeemed	(3,598,946)	(34,408,065)	(5,630,750)	(53,001,372)

Net increase (decrease) in shares outstanding	3,555,371	$34,465,986	(3,494,787)	$(32,873,723)

	Investor Class
	Year Ended June 30,
	2024		2023
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	122,441	$1,168,318	133,983	$1,268,705
Reinvestment of dividends	18,676	178,530	650	6,033
Shares redeemed	(14,468)	(138,529)	(8,012)	(75,483)

Net increase in shares outstanding	126,649	$1,208,319	126,621	$1,199,255

	R5 Class
	Year Ended June 30,
	2024		2023
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	581,709	$4,869,717	476,603	$3,823,593
Reinvestment of dividends	59,722	492,348	96,450	786,113
Shares redeemed	(260,194)	(2,184,010)	(59,965)	(510,436)

Net increase in shares outstanding	381,237	$3,178,055	513,088	$4,099,270

	Y Class
	Year Ended June 30,
	2024		2023
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	17,128,599	$142,887,676	6,584,648	$54,381,609
Reinvestment of dividends	715,745	5,888,170	1,812,913	14,800,716
Shares redeemed	(4,178,245)	(34,091,779)	(13,454,362)	(114,984,674)

Net increase (decrease) in shares outstanding	13,666,099	$114,684,067	(5,056,801)	$(45,802,349)

	Investor Class
	Year Ended June 30,
	2024		2023
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	115,381	$933,891	365,674	$3,010,708
Reinvestment of dividends	57,679	461,387	243,979	1,961,048
Shares redeemed	(1,281,356)	(10,536,544)	(1,337,187)	(11,668,678)

Net (decrease) in shares outstanding	(1,108,296)	$(9,141,266)	(727,534)	$(6,696,922)

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024

	A Class
	Year Ended June 30,
	2024		2023
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	468,675	$3,766,847	197,775	$1,601,221
Reinvestment of dividends	42,920	346,700	107,064	859,812
Shares redeemed	(194,365)	(1,580,332)	(267,480)	(2,213,431)

Net increase in shares outstanding	317,230	$2,533,215	37,359	$247,602

	C Class
	Year Ended June 30,
	2024		2023
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	204,422	$1,657,391	331,336	$2,666,161
Reinvestment of dividends	30,693	246,194	106,651	851,678
Shares redeemed	(218,008)	(1,771,063)	(448,529)	(3,692,446)

Net increase (decrease) in shares outstanding	17,107	$132,522	(10,542)	$(174,607)

	Y Class
	Year Ended June 30,
	2024		2023
TwentyFour Sustainable Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	874,496	$7,569,523	304,592	$2,699,095
Reinvestment of dividends	36,699	315,063	90,102	765,187
Shares redeemed	(617,521)	(5,358,933)	(148,135)	(1,294,237)

Net increase in shares outstanding	293,674	$2,525,653	246,559	$2,170,045

	A Class
	Year Ended June 30,
	2024		2023
TwentyFour Sustainable Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	16,732	$142,619	21,663	$197,785
Reinvestment of dividends	330	2,813	171	1,477
Shares redeemed	(27,018)	(231,553)	(18,459)	(169,654)

Net increase (decrease) in shares outstanding	(9,956)	$(86,121)	3,375	$29,608

	C Class
	Year Ended June 30,
	2024		2023
TwentyFour Sustainable Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	57,035	$472,730	53,258	$438,471
Reinvestment of dividends	2,821	23,345	587	4,822
Shares redeemed	(28,953)	(238,889)	(795)	(6,529)

Net increase in shares outstanding	30,903	$257,186	53,050	$436,764

	R6 Class
	Year Ended June 30,
	2024		2023
TwentyFour Sustainable Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	-	-	-	-
Shares redeemed	(967,964)	(8,352,000)	-	-

Net (decrease) in shares outstanding	(967,964)	$(8,352,000)	-	$-

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended June 30,
	2024		2023		2022		2021		2020

Net asset value, beginning of period	$9.66		$9.29		$11.15		$10.15		$10.27

Income (loss) from investment operations:
Net investment income	0.55		0.31		0.38		0.16		0.19
Net gains (losses) on investments (both realized and unrealized)	0.18		0.21		(0.95)		1.18		0.06

Total income (loss) from investment operations	0.73		0.52		(0.57)		1.34		0.25

Less distributions:
Dividends from net investment income	(0.69)		(0.15)		(0.21)		(0.26)		(0.37)
Distributions from net realized gains	-		-		(1.08)		(0.08)		-

Total distributions	(0.69)		(0.15)		(1.29)		(0.34)		(0.37)

Net asset value, end of period	$9.70		$9.66		$9.29		$11.15		$10.15

Total returnB	7.90%		5.65%		(5.85)%		13.33%		2.49%

Ratios and supplemental data:
Net assets, end of period	$37,631,052		$223,692		$281,521		$109,650		$99,760
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.76%		1.90%		1.64%		1.93%		4.90%
Expenses, net of reimbursements and/or recoupments	1.18	%C	1.60	%C D	1.64	%C	1.89	%C	2.19	%C
Net investment income (loss), before expense reimbursements and/or recoupments	4.41%		3.18%		1.47%		1.43%		(0.81)%
Net investment income, net of reimbursements and/or recoupments	4.99%		3.48%		1.47%		1.47%		1.90%
Portfolio turnover rate	127%		97%		113%		326%		242%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 0.92%, 1.22%, 1.49%, 1.49% and 1.49% for the year ended June 30, 2024, year ended June 30, 2023, year ended June 30, 2022, year ended June 30, 2021 and year ended June 30, 2020, respectively.

D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 22, 2022.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y ClassA
	Year Ended June 30,
	2024		2023		2022		2021		2020

Net asset value, beginning of period	$9.66		$9.29		$11.14		$10.14		$10.27

Income (loss) from investment operations:
Net investment income	0.57		0.26		0.19		0.08		0.19
Net gains (losses) on investments (both realized and unrealized)	0.15		0.25		(0.76)		1.26		0.05

Total income (loss) from investment operations	0.72		0.51		(0.57)		1.34		0.24

Less distributions:
Dividends from net investment income	(0.69)		(0.14)		(0.20)		(0.26)		(0.37)
Distributions from net realized gains	-		-		(1.08)		(0.08)		-

Total distributions	(0.69)		(0.14)		(1.28)		(0.34)		(0.37)

Net asset value, end of period	$9.69		$9.66		$9.29		$11.14		$10.14

Total returnB	7.80%		5.55%		(5.85)%		13.33%		2.35%

Ratios and supplemental data:
Net assets, end of period	$135,345,378		$100,552,992		$129,179,345		$129,211,872		$139,609,314
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.86%		1.97%		1.74%		2.00%		2.32%
Expenses, net of reimbursements and/or recoupments	1.26%	C	1.65	%C D	1.73	%C	1.96	%C	2.27	%C
Net investment income, before expense reimbursements and/or recoupments	4.30%		3.11%		1.26%		1.24%		1.81%
Net investment income, net of reimbursements and/or recoupments	4.90%		3.43%		1.27%		1.28%		1.86%
Portfolio turnover rate	127%		97%		113%		326%		242%

A	On May 17, 2019, Class I was re-designated as Y Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 0.99%, 1.28%, 1.56%, 1.56 and 1.56% for the year ended June 30, 2024, year ended June 30, 2023, year ended June 30, 2022, year ended June 30, 2021 and year ended June 30, 2020, respectively.

D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 22, 2022.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor ClassA
	Year Ended June 30,
	2024		2023		2022		2021		2020

Net asset value, beginning of period	$9.68		$9.30		$11.12		$10.13		$10.27

Income (loss) from investment operations:
Net investment income	0.47		0.44		0.10	B	0.08		0.17
Net gains (losses) on investments (both realized and unrealized)	0.23		0.04		(0.69)		1.23		0.04

Total income (loss) from investment operations	0.70		0.48		(0.59)		1.31		0.21

Less distributions:
Dividends from net investment income	(0.68)		(0.10)		(0.15)		(0.24)		(0.35)
Distributions from net realized gains	-		-		(1.08)		(0.08)		-

Total distributions	(0.68)		(0.10)		(1.23)		(0.32)		(0.35)

Net asset value, end of period	$9.70		$9.68		$9.30		$11.12		$10.13

Total returnC	7.50%		5.24%		(6.03)%		13.03%		2.07%

Ratios and supplemental data:
Net assets, end of period	$3,055,015		$1,821,486		$572,433		$1,411,885		$862,020
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.20%		2.35%		2.13%		2.32%		2.97%
Expenses, net of reimbursements and/or recoupments	1.51	%D	1.72	%D E	1.99	%D	2.20	%D	2.52	%D
Net investment income, before expense reimbursements and/or recoupments	3.96%		3.05%		0.81%		0.84%		1.13%
Net investment income, net of reimbursements and/or recoupments	4.65%		3.68%		0.95%		0.96%		1.58%
Portfolio turnover rate	127%		97%		113%		326%		242%

A	On May 17, 2019, Class A was re-designated as Investor Class.
B	Based on average shares outstanding for the period.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.24%, 1.40%, 1.81%, 1.81% and 1.81% for the year ended June 30, 2024, year ended June 30, 2023, year ended June 30, 2022, year ended June 30, 2021 and year ended June 30, 2020, respectively.

E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 22, 2022.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended June 30,
	2024	2023	2022		2021	2020

Net asset value, beginning of period	$8.02	$9.15	$11.02		$10.27	$10.24

Income (loss) from investment operations:
Net investment income	0.76	1.61	0.38	B	0.41	0.35
Net gains (losses) on investments (both realized and unrealized)	0.24	(1.22)	(1.85)		0.71	0.03

Total income (loss) from investment operations	1.00	0.39	(1.47)		1.12	0.38

Less distributions:
Dividends from net investment income	(0.33)	(1.52)	(0.40)		(0.37)	(0.35)
Tax return of capital	(0.11)	-	-		-	-

Total distributions	(0.44)	(1.52)	(0.40)		(0.37)	(0.35)

Net asset value, end of period	$8.58	$8.02	$9.15		$11.02	$10.27

Total returnC	12.89%	4.77%	(13.73)%		11.06%	3.81%

Ratios and supplemental data:
Net assets, end of period	$11,602,470	$7,782,080	$4,186,949		$11,799,339	$9,824,323
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.93%	1.01%	0.88%		0.91%	1.01%
Expenses, net of reimbursements and/or recoupments	0.72%	0.72%	0.72%		0.72%	0.72%
Net investment income, before expense reimbursements and/or recoupments	5.16%	5.05%	3.43%		3.05%	2.69%
Net investment income, net of reimbursements and/or recoupments	5.37%	5.34%	3.59%		3.24%	2.98%
Portfolio turnover rate	58%	63%	48%		79%	185%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended June 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$7.98	$9.12	$10.99	$10.25	$10.22

Income (loss) from investment operations:
Net investment income	1.10	0.48	0.37	0.39	0.37
Net gains (losses) on investments (both realized and unrealized)	(0.11)	(0.10)	(1.84)	0.72	0.01

Total income (loss) from investment operations	0.99	0.38	(1.47)	1.11	0.38

Less distributions:
Dividends from net investment income	(0.33)	(1.52)	(0.40)	(0.37)	(0.35)
Tax return of capital	(0.11)	-	-	-	-

Total distributions	(0.44)	(1.52)	(0.40)	(0.37)	(0.35)

Net asset value, end of period	$8.53	$7.98	$9.12	$10.99	$10.25

Total returnA	12.81%	4.68%	(13.76)%	11.00%	3.82%

Ratios and supplemental data:
Net assets, end of period	$203,770,438	$81,509,591	$139,290,122	$183,749,947	$89,459,856
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.99%	1.06%	0.93%	0.96%	1.09%
Expenses, net of reimbursements and/or recoupments	0.80%	0.80%	0.80%	0.81%	0.82%
Net investment income, before expense reimbursements and/or recoupments	5.08%	4.90%	3.48%	3.02%	2.58%
Net investment income, net of reimbursements and/or recoupments	5.27%	5.16%	3.61%	3.17%	2.85%
Portfolio turnover rate	58%	63%	48%	79%	185%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended June 30,
	2024		2023	2022	2021	2020

Net asset value, beginning of period	$7.85		$9.02	$10.88	$10.16	$10.15

Income (loss) from investment operations:
Net investment income	0.41	A	0.40	0.34	0.33	0.44
Net gains (losses) on investments (both realized and unrealized)	0.56		(0.06)	(1.82)	0.74	(0.08)

Total income (loss) from investment operations	0.97		0.34	(1.48)	1.07	0.36

Less distributions:
Dividends from net investment income	(0.32)		(1.51)	(0.38)	(0.35)	(0.35)
Tax return of capital	(0.10)		–	–	–	–

Total distributions	(0.42)		(1.51)	(0.38)	(0.35)	(0.35)

Net asset value, end of period	$8.40		$7.85	$9.02	$10.88	$10.16

Total returnB	12.78%		4.23%	(14.03)%	10.67%	3.58%

Ratios and supplemental data:
Net assets, end of period	$1,527,043		$10,133,625	$18,192,880	$23,773,539	$14,710,345
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.31%		1.35%	1.22%	1.24%	1.42%
Expenses, net of reimbursements and/or recoupments	1.09%		1.09%	1.09%	1.09%	1.09%
Net investment income, before expense reimbursements and/or recoupments	4.87%		4.59%	3.20%	2.73%	2.23%
Net investment income, net of reimbursements and/or recoupments	5.09%		4.85%	3.33%	2.88%	2.56%
Portfolio turnover rate	58%		63%	48%	79%	185%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended June 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$7.87	$9.03	$10.89	$10.16	$10.16

Income (loss) from investment operations:
Net investment income	0.79	0.59	0.34	0.35	0.23
Net gains (losses) on investments (both realized and unrealized)	0.17	(0.23)	(1.81)	0.72	0.11

Total income (loss) from investment operations	0.96	0.36	(1.47)	1.07	0.34

Less distributions:
Dividends from net investment income	(0.33)	(1.52)	(0.39)	(0.34)	(0.34)
Tax return of capital	(0.10)	–	–	–	–

Total distributions	(0.43)	(1.52)	(0.39)	(0.34)	(0.34)

Net asset value, end of period	$8.40	$7.87	$9.03	$10.89	$10.16

Total returnA	12.63%	4.44%	(13.94)%	10.73%	3.44%

Ratios and supplemental data:
Net assets, end of period	$8,116,991	$5,107,605	$5,523,840	$7,020,746	$5,216,325
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.43%	1.31%	1.14%	1.16%	1.34%
Expenses, net of reimbursements and/or recoupments	1.00%	1.00%	1.00%	1.04%	1.12%
Net investment income, before expense reimbursements and/or recoupments	4.67%	4.70%	3.28%	2.81%	2.35%
Net investment income, net of reimbursements and/or recoupments	5.10%	5.01%	3.42%	2.93%	2.57%
Portfolio turnover rate	58%	63%	48%	79%	185%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended June 30,
	2024	2023		2022		2021	2020

Net asset value, beginning of period	$7.83	$9.00		$10.85		$10.13	$10.14

Income (loss) from investment operations:
Net investment income	0.38	0.49		0.25		0.27	0.30
Net gains (losses) on investments (both realized and unrealized)	0.52	(0.21)		(1.80)		0.72	(0.03)

Total income (loss) from investment operations	0.90	0.28		(1.55)		0.99	0.27

Less distributions:
Dividends from net investment income	(0.28)	(1.45)		(0.30)		(0.27)	(0.28)
Tax return of capital	(0.09)	-		-		-	-

Total distributions	(0.37)	(1.45)		(0.30)		(0.27)	(0.28)

Net asset value, end of period	$8.36	$7.83		$9.00		$10.85	$10.13

Total returnA	11.81%	3.51%		(14.61)%		9.87%	2.72%

Ratios and supplemental data:
Net assets, end of period	$5,620,172	$5,131,491		$5,987,755		$8,803,669	$4,735,447
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.97%	2.03%		1.90%		1.95%	2.14%
Expenses, net of reimbursements and/or recoupments	1.79%	1.80	%B	1.82	%C	1.85%	1.87%
Net investment income, before expense reimbursements and/or recoupments	4.15%	3.98%		2.50%		2.02%	1.57%
Net investment income, net of reimbursements and/or recoupments	4.33%	4.21%		2.58%		2.12%	1.84%
Portfolio turnover rate	58%	63%		48%		79%	185%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2022.
C	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2021.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended June 30,					February 18, 2020A to June 30, 2020
	2024	2023	2022	2021

Net asset value, beginning of period	$8.43	$9.26	$10.02	$9.92		$10.00

Income (loss) from investment operations:
Net investment income	0.52	0.35	0.32	0.21		0.05
Net gains (losses) on investments (both realized and unrealized)	0.12	(0.10)	(0.83)	0.18		(0.06)

Total income (loss) from investment operations	0.64	0.25	(0.51)	0.39		(0.01)

Less distributions:
Dividends from net investment income	-	(1.08)	(0.25)	(0.29)		(0.07)
Tax return of capital	(0.33)	-	-	-		-

Total distributions	(0.33)	(1.08)	(0.25)	(0.29)		(0.07)

Net asset value, end of period	$8.74	$8.43	$9.26	$10.02		$9.92

Total returnB	7.75%	2.95%	(5.20)%	4.00%		(0.09	)%C

Ratios and supplemental data:
Net assets, end of period	$9,743,738	$6,923,318	$5,328,507	$354,076		$149,445
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.36%	1.83%	2.24%	4.65	%D	11.60	%D E
Expenses, net of reimbursements and/or recoupmentsF	0.58%	0.57%	0.57%	0.57%		0.57	%E
Net investment income (loss), before expense reimbursements and/or recoupments	1.80%	1.31%	(0.06)%	(2.71	)%D	(9.96	)%D E
Net investment income, net of reimbursements and/or recoupments	3.58%	2.57%	1.61%	1.37%		1.07	%E
Portfolio turnover rate	117%	60%	43%	54%		7	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Includes non-recurring organization and offering costs.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expense.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended June 30,							February 18, 2020A to June 30, 2020
	2024		2023	2022		2021

Net asset value, beginning of period	$8.39		$9.23	$9.98		$9.91		$10.00

Income (loss) from investment operations:
Net investment income	0.28	B	0.50	0.12	B	0.11		0.05
Net gains (losses) on investments (both realized and unrealized)	0.32		(0.29)	(0.65)		0.25		(0.07)

Total income (loss) from investment operations	0.60		0.21	(0.53)		0.36		(0.02)

Less distributions:
Dividends from net investment income	-		(1.05)	(0.22)		(0.29)		(0.07)
Tax return of capital	(0.33)		-	-		-		-

Total distributions	(0.33)		(1.05)	(0.22)		(0.29)		(0.07)

Net asset value, end of period	$8.66		$8.39	$9.23		$9.98		$9.91

Total returnC	7.30%		2.48%	(5.43)%		3.70%		(0.19	)%D

Ratios and supplemental data:
Net assets, end of period	$43,744		$125,866	$107,415		$202,627		$206,227
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.72%		2.26%	3.13%		5.33	%E	10.25	%E F
Expenses, net of reimbursements and/or recoupments	0.87%		0.87%	0.87%		0.87%		0.87	%F
Net investment income (loss), before expense reimbursements and/or recoupments	1.45%		0.81%	(1.06)%		(3.36	)%E	(8.59	)%E F
Net investment income, net of reimbursements and/or recoupments	3.30%		2.20%	1.20%		1.10%		0.79	%F
Portfolio turnover rate	117%		60%	43%		54%		7	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Includes non-recurring organization and offering costs.
F	Annualized.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended June 30,							February 18, 2020A to June 30, 2020
	2024		2023	2022		2021

Net asset value, beginning of period	$8.16		$9.07	$9.87		$9.87		$10.00

Income (loss) from investment operations:
Net investment income	0.35		1.53	0.04	B	0.03	B	0.02
Net gains (losses) on investments (both realized and unrealized)	0.19		(1.39)	(0.64)		0.26		(0.08)

Total income (loss) from investment operations	0.54		0.14	(0.60)		0.29		(0.06)

Less distributions:
Dividends from net investment income	-		(1.05)	(0.20)		(0.29)		(0.07)
Tax return of capital	(0.33)		-	-		-		-

Total distributions	(0.33)		(1.05)	(0.20)		(0.29)		(0.07)

Net asset value, end of period	$8.37		$8.16	$9.07		$9.87		$9.87

Total returnC	6.71%		1.68%	(6.15)%		3.00%		(0.59	)%D

Ratios and supplemental data:
Net assets, end of period	$791,225		$519,021	$95,605		$139,238		$254,319
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.29%		2.74%	3.78%		6.04	%E	10.34	%E F
Expenses, net of reimbursements and/or recoupments	1.52	%G	1.62%	1.62%		1.62%		1.62	%F
Net investment income (loss), before expense reimbursements and/or recoupments	0.89%		0.58%	(1.71)%		(4.08	)%E	(8.62	)%E F
Net investment income, net of reimbursements and/or recoupments	2.66%		1.70%	0.45%		0.34%		0.10	%F
Portfolio turnover rate	117%		60%	43%		54%		7	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Includes non-recurring organization and offering costs.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2023.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended June 30,						February 18, 2020A to June 30, 2020
	2024		2023	2022	2021

Net asset value, beginning of period	$8.51		$9.32	$10.04	$9.92		$10.00

Income (loss) from investment operations:
Net investment income	0.32	B	0.23	0.16	0.15		0.04
Net gains (losses) on investments (both realized and unrealized)	0.07		0.02	(0.66)	0.26		(0.05)

Total income (loss) from investment operations	0.39		0.25	(0.50)	0.41		(0.01)

Less distributions:
Dividends from net investment income	-		(1.06)	(0.22)	(0.29)		(0.07)
Tax return of capital	(0.33)		-	-	-		-

Total distributions	(0.33)		(1.06)	(0.22)	(0.29)		(0.07)

Net asset value, end of period	$8.57		$8.51	$9.32	$10.04		$9.92

Total returnC	4.69%		2.89%	(5.06)%	4.21%		(0.09	)%D

Ratios and supplemental data:
Net assets, end of period	$30,301		$8,267,504	$9,050,291	$9,753,318		$9,638,229
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.21%		1.73%	2.38%	4.44	%E	6.83	%E F
Expenses, net of reimbursements and/or recoupments	0.47%		0.47%	0.47%	0.47%		0.47	%F
Net investment income (loss), before expense reimbursements and/or recoupments	1.93%		1.36%	(0.30)%	(2.47	)%E	(5.20	)%E F
Net investment income, net of reimbursements and/or recoupments	3.67%		2.62%	1.61%	1.50%		1.16	%F
Portfolio turnover rate	117%		60%	43%	54%		7	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Includes non-recurring organization and offering costs.
F	Annualized.

See accompanying notes

American Beacon FundSM

Federal Tax Information

June 30, 2024 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended June 30, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024.

The Fund designated the following items with regard to distributions paid during the fiscal year ended June 30, 2024. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

SSI Alternative Income Fund	5.48%
TwentyFour Strategic Income Fund	N/A
TwentyFour Sustainable Short Term Bond Fund	N/A

Qualified Dividend Income:

SSI Alternative Income Fund	5.48%
TwentyFour Strategic Income Fund	N/A
TwentyFour Sustainable Short Term Bond Fund	N/A

Long-Term Capital Gain Distributions:

SSI Alternative Income Fund	$0
TwentyFour Strategic Income Fund	0
TwentyFour Sustainable Short Term Bond Fund	0

Short-Term Capital Gain Distributions:

SSI Alternative Income Fund	$0
TwentyFour Strategic Income Fund	0
TwentyFour Sustainable Short Term Bond Fund	0

Return of Capital Distributions:

SSI Alternative Income Fund	$0
TwentyFour Strategic Income Fund	2,386,702
TwentyFour Sustainable Short Term Bond Fund	482,472

Shareholders will receive notification in January 2025 of the applicable tax information necessary to prepare their 2024 income tax returns.

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund are service marks of American Beacon Advisors, Inc.

AR 06/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory Stumm

Gregory Stumm
President
American Beacon Funds
Date: September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory Stumm

Gregory Stumm
President
American Beacon Funds
Date: September 9, 2024

By	/s/ Sonia L. Bates

Sonia L. Bates
Chief Accounting Officer and Treasurer
American Beacon Funds
Date: September 9, 2024